   As filed with the U.S. Securities and Exchange Commission on October 28, 2003
                                                              File No. 033-47287
                                                              File No. 811-06637

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
  Pre-Effective Amendment No.                                         [ ]
                             ----
  Post-Effective Amendment No. 40                                     [X]
                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]
  Amendment No. 41                                                    [X]
               ----

                        (Check appropriate box or boxes.)

                                  THE UBS FUNDS
                                  -------------
               (Exact Name of Registrant as Specified in Charter)

                    One North Wacker, Chicago, Illinois 60606
                    -----------------------------------------
               (Address of Principal Executive Office) (Zip Code)

         Registrant's Telephone Number, including Area Code 312-525-7100
         ---------------------------------------------------------------

                              Amy R. Doberman, Esq.
                            David M. Goldenberg, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                             -----------------------
                     (Name and Address of Agent for Service)
                  Please send copies of all communications to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

  X  immediately upon filing pursuant to paragraph (b)
----
     on [Date]pursuant to paragraph (b)
----
     60 days after filing pursuant to paragraph (a)(1)
----
     on [Date] pursuant to paragraph (a)(1)
----
     75 days after filing pursuant to paragraph (a)(2)
----
     on [Date] pursuant to paragraph (a)(2) of Rule 485
----

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

    The UBS Funds


        UBS U.S. Bond Fund
        UBS High Yield Fund
        UBS U.S. Allocation Fund
        UBS U.S. Equity Fund
        UBS U.S. Value Equity Fund
        UBS U.S. Large Cap Growth Fund
        UBS U.S. Small Cap Equity Fund
        UBS U.S. Small Cap Growth Fund
        UBS U.S. Real Estate Equity Fund
        UBS Global Allocation Fund
        UBS Global Equity Fund
        UBS Global Bond Fund
        UBS International Equity Fund
        UBS Emerging Markets Debt Fund
        UBS Emerging Markets Equity Fund

     Prospectus

     October 28, 2003



      This prospectus offers Class A, Class B, Class C and Class Y shares in the fifteen Funds listed above. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your Fund shares. Class Y shares are available only to certain types of investors.


      As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

The UBS Funds
--------------------------------------------------------------------------

Contents


THE UBS FUNDS
WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUNDS

                                                    PAGE
     UBS U.S. Bond Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  5
           Performance............................  7
           Expenses and Fee Tables................  9
     UBS High Yield Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  10
           Performance............................  12
           Expenses and Fee Tables................  14
     UBS U.S. Allocation Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  16
           Performance............................  18
           Expenses and Fee Tables................  20
     UBS U.S. Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  22
           Performance............................  23
           Expenses and Fee Tables................  25
     UBS U.S. Value Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  27
           Performance............................  28
           Expenses and Fee Tables................  30
     UBS U.S. Large Cap Growth Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  32
           Performance............................  33
           Expenses and Fee Tables................  35
     UBS U.S. Small Cap Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  37
           Performance............................  38
           Expenses and Fee Tables................  39
     UBS U.S. Small Cap Growth Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  41
           Performance............................  42
           Expenses and Fee Tables................  44


--------------------------------------------------------------------------------
2                                                    UBS Global Asset Management

The UBS Funds
--------------------------------------------------------------------------


                                                    PAGE
     UBS U.S. Real Estate Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  46
           Performance............................  48
           Expenses and Fee Tables................  49
     UBS Global Allocation Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  51
           Performance............................  53
           Expenses and Fee Tables................  56
     UBS Global Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  58
           Performance............................  59
           Expenses and Fee Tables................  61
     UBS Global Bond Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  63
           Performance............................  65
           Expenses and Fee Tables................  67
     UBS International Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  69
           Performance............................  70
           Expenses and Fee Tables................  72
     UBS Emerging Markets Debt Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  74
           Performance............................  76
           Expenses and Fee Tables................  77
     UBS Emerging Markets Equity Fund
           Investment Objective, Strategies,
           Securities Selection and Risks.........  79
           Performance............................  82
           Expenses and Fee Tables................  83

YOUR INVESTMENT
INFORMATION FOR MANAGING YOUR FUND ACCOUNT
     Managing Your Fund Account...................  85
     --Flexible Pricing
     --Buying Shares
     --Selling Shares
     --Exchanging Shares
     --Pricing and Valuation


--------------------------------------------------------------------------
UBS Global Asset Management                                                    3

The UBS Funds
--------------------------------------------------------------------------


ADDITIONAL INFORMATION
ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUNDS
                                                    PAGE
     Management...................................  94
     Dividends and Taxes..........................  96
     Supplemental Investment Advisor Performance
     Information..................................  97
     Financial Highlights.........................  125
     Where to learn more about the Funds..........  Back Cover


          THE FUNDS ARE NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

--------------------------------------------------------------------------------
4                                                    UBS Global Asset Management

UBS U.S. Bond Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

The Fund generally invests in investment-grade fixed income securities. Investment-grade fixed income securities possess a minimum rating of BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors
Service, Inc. ("Moody's") or, if unrated, are determined to be of comparable quality by UBS Global Asset Management (Americas) Inc., the Fund's investment advisor (the "Advisor").

SECURITIES SELECTION

In selecting securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative and quantitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook.

The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

Depending on market conditions, undervalued securities may be found in different sectors and with different durations. Therefore, all investment decisions are interrelated and made using ongoing sector, security and duration research.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                    5

UBS U.S. Bond Fund
--------------------------------------------------------------------------

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.


- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.


- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
6                                                    UBS Global Asset Management

UBS U.S. Bond Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1996 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1996                  3.53%
1997                  9.64%
1998                  8.37%
1999                 -1.04%
2000                 10.82%
2001                  8.42%
2002                  9.31%


Total Return January 1 to September 30, 2003: 3.72%
Best quarter during calendar years shown: 3rd Quarter 2001: 5.02%
Worst quarter during calendar years shown: 1st Quarter 1996: -2.23%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    7

UBS U.S. Bond Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 8/31/95)            1 YEAR  5 YEAR  LIFE OF CLASS
-----------------------------------  ------  ------  -------------
Return Before Taxes................   9.31%   7.00%         7.39%
Return After Taxes on
  Distributions....................   7.17%   4.70%         4.93%
Return After Taxes on Distributions
  and Sale of Fund Shares..........   5.66%   4.51%         4.72%
Lehman U.S. Aggregate Index*(1)....  10.25%   7.54%         7.68%
CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................   4.07%   5.83%         6.51%
Lehman U.S. Aggregate Index*(1)....  10.25%   7.54%         8.04%
CLASS B SHARES**
(INCEPTION DATE: 11/6/01)
-----------------------------------
Return Before Taxes................   3.16%    N/A          1.48%
Lehman U.S. Aggregate Index*(1)....  10.25%    N/A          6.84%
CLASS C SHARES**
(INCEPTION DATE: 11/8/01)
-----------------------------------
Return Before Taxes................   7.65%    N/A          5.14%
Lehman U.S. Aggregate Index*(1)....  10.25%    N/A          6.83%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
8                                                    UBS Global Asset Management

UBS U.S. Bond Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   4.50%    5.00%    0.75%    None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%     None     None    None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    0.75%    None
Exchange Fee................................................    None     None     None    None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Management Fees.............................................   0.50%    0.50%    0.50%    0.50%
Distribution and/or Service (12b-1) Fees....................   0.25%    1.00%    0.75%     None
Other Expenses**............................................   0.29%    0.29%    0.29%    0.29%
                                                              ------   ------   ------   ------
Total Annual Fund Operating Expenses........................   1.04%    1.79%    1.54%    0.79%
                                                              ======   ======   ======   ======
Management Fee Waiver/Expense Reimbursements................   0.19%    0.19%    0.19%    0.19%
                                                              ------   ------   ------   ------
Net Expenses***.............................................   0.85%    1.60%    1.35%    0.60%
                                                              ======   ======   ======   ======



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global Asset Management (US) Inc. ("UBS Global AM").
*** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $533      $748      $  951      $1,647
Class B (assuming sale of all shares at end of period)......      663       845       1,152       2,090
Class B (assuming no sale of shares)........................      163       545         952       2,090
Class C (assuming sale of all shares at end of period)......      212       468         821       1,818
Class C (assuming no sale of shares)........................      137       468         821       1,818
Class Y.....................................................       61       233         420         960


--------------------------------------------------------------------------------
UBS Global Asset Management                                                    9

UBS High Yield Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide high current income, as well as capital growth when consistent with high current income.

PRINCIPAL INVESTMENT STRATEGIES


The Fund invests in a portfolio of higher yielding, lower-rated debt securities issued by foreign and domestic companies. Under normal conditions, at least 80% of the Fund's net assets (plus borrowings for investment purposes, if any) are invested in fixed income securities that provide higher yields and are lower-rated. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. Up to 25% of the Fund's total assets may be invested in foreign securities, which may include securities of issuers in emerging markets. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.


Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's or BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."

SECURITIES SELECTION

The Fund will invest in securities that UBS Global Asset Management (New York) Inc., the Fund's sub-advisor (the "Sub-Advisor"), expects will appreciate in value as a result of declines in long-term interest rates or favorable developments affecting the business or prospects of the issuer which may improve the issuer's financial condition and credit rating. In selecting securities, the Sub-Advisor uses a quantitative and qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates), as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook, may affect industry trends. Against the output of this model, the Sub-Advisor considers the viability of specific debt securities, assessing management strength, market position, competitive environment and financial flexibility.

The Sub-Advisor's fixed income strategies combine judgements about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. The Sub-Advisor also determines optimal sector, security and rating weightings based on its assessment of macro and microeconomic factors.

Depending on market conditions, undervalued securities may be found in different sectors. Therefore, all investment decisions are interrelated and made using ongoing sector, security and rating evaluation.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
10                                                   UBS Global Asset Management

UBS High Yield Fund
--------------------------------------------------------------------------

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.


- CREDIT RISK--The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.



- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.


- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.


- FOREIGN INVESTING AND EMERGING MARKETS RISKS--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.


- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   11

UBS High Yield Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                  7.76%
1999                  4.85%
2000                 -5.18%
2001                  4.15%
2002                 -0.78%


Total Return January 1 to September 30, 2003: 16.19%
Best quarter during calendar years shown: 4th Quarter 2001: 7.36%
Worst quarter during calendar years shown: 2nd Quarter 2002: -5.08%


--------------------------------------------------------------------------------
12                                                   UBS Global Asset Management

UBS High Yield Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 9/30/97)               1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  -------------  -------------  -------------
Return Before Taxes................          -0.78%          2.04%          2.40%
Return After Taxes on
  Distributions....................          -4.66%         -2.26%         -1.84%
Return After Taxes on Distributions
  and Sale of Fund Shares..........          -0.52%         -0.42%         -0.11%
Merrill Lynch High Yield Cash Pay
  Index* (1).......................          -1.14%          1.24%          1.67%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
-----------------------------------
Return Before Taxes................          -5.59%           N/A          -0.79%
Merrill Lynch High Yield Cash Pay
  Index* (1).......................          -1.14%           N/A           0.64%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
-----------------------------------
Return Before Taxes................          -6.43%           N/A          -2.00%
Merrill Lynch High Yield Cash Pay
  Index* (1).......................          -1.14%           N/A           0.69%

CLASS C SHARES**
(INCEPTION DATE: 11/7/01)
-----------------------------------
Return Before Taxes................          -2.38%           N/A           1.40%
Merrill Lynch High Yield Cash Pay
  Index* (1).......................          -1.14%           N/A           0.69%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   13

UBS High Yield Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   4.50%     5.00%     0.75%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     0.75%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.60%       0.60%       0.60%       0.60%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       0.75%        None
Other Expenses**............................................      0.44%       0.45%       0.44%       0.45%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.29%       2.05%       1.79%       1.05%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.09%       0.10%       0.09%       0.10%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.20%       1.95%       1.70%       0.95%
                                                               ========    ========    ========    ========



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Net Expenses listed above reflect the expense caps put in place for the fiscal year ending June 30, 2004. The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Pursuant to the previous expense cap agreement, the actual Net Expenses for the fiscal year ending June 30, 2003 were 0.95% for the Class A shares, 1.70% for the Class B shares, 1.45% for the Class C shares and 0.70% for the Class Y shares.



--------------------------------------------------------------------------------
14                                                   UBS Global Asset Management

UBS High Yield Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $567      $832      $1,117      $1,929
Class B (assuming sale of all shares at end of period)......      698       933       1,294       2,371
Class B (assuming no sale of shares)........................      198       633       1,094       2,371
Class C (assuming sale of all shares at end of period)......      248       555         961       2,098
Class C (assuming no sale of shares)........................      173       555         961       2,098
Class Y.....................................................       97       324         570       1,274


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   15

UBS U.S. Allocation Fund
--------------------------------------------------------------------------


Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE


The Fund (formerly known as UBS U.S. Balanced Fund) seeks to maximize total return, consisting of capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. securities. The Fund will also invest, under normal circumstances, at least 25% of its net assets in fixed income securities and 25% of its net assets in equity securities.


Investments in fixed income securities may include debt securities of the U.S. government, its agencies and instrumentalities, debt securities of U.S. corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

The Fund is a multi-asset fund and allocates its assets among the major domestic asset classes (U.S. fixed income and U.S. equities) based upon the Advisor's assessment of prevailing market conditions in the U.S. and abroad.

Within the equity portion of the Fund, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.


In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major domestic bond markets. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year, and will generally be of investment grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's or, if unrated, determined to be of comparable quality by the Advisor.


The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risk.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect its ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
16                                                   UBS Global Asset Management

UBS U.S. Allocation Fund
--------------------------------------------------------------------------


PRINCIPAL RISKS


An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:



- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.



- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.



- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.



- MID CAP RISK--The risk that investments in medium size companies may be more volatile than investments in larger companies, as medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- ASSET ALLOCATION RISK--The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   17

UBS U.S. Allocation Fund
--------------------------------------------------------------------------


Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 25.48%
1996                 11.32%
1997                 13.22%
1998                  9.92%
1999                 -6.95%
2000                 12.49%
2001                  7.72%
2002                 -6.83%


Total Return January 1 to September 30, 2003: 11.34%
Best quarter during calendar years shown: 4th Quarter 2001: 8.45%
Worst quarter during calendar years shown: 3rd Quarter 2002: -9.79%


--------------------------------------------------------------------------------
18                                                   UBS Global Asset Management

UBS U.S. Allocation Fund
--------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 12/30/94)               1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  --------------
Return Before Taxes................           -6.83%          2.92%           7.82%
Return After Taxes on
  Distributions....................           -7.68%          0.28%           4.83%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -4.19%          1.47%           5.27%
Wilshire 5000 Equity Index *(1)....          -20.86%         -0.87%           9.58%
Lehman U.S. Aggregate Index *(2)...           10.25%          7.54%           8.61%
U.S. Balanced Mutual Fund Index
  *(3).............................          -10.55%          2.51%           9.58%
CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -12.20%          1.47%           2.36%
Wilshire 5000 Equity Index *(1)....          -20.86%         -0.87%           1.21%
Lehman U.S. Aggregate Index *(2)...           10.25%          7.54%           8.04%
U.S. Balanced Mutual Fund Index
  *(3).............................          -10.55%          2.51%           4.04%
CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
-----------------------------------
Return Before Taxes................          -12.28%           N/A           -7.80%
Wilshire 5000 Equity Index *(1)....          -20.86%           N/A          -15.29%
Lehman U.S. Aggregate Index *(2)...           10.25%           N/A            6.51%
U.S. Balanced Mutual Fund Index
  *(3).............................          -10.55%           N/A           -4.85%
CLASS C SHARES**
(INCEPTION DATE: 11/6/01)
-----------------------------------
Return Before Taxes................           -8.73%           N/A           -4.33%
Wilshire 5000 Equity Index* (1)....          -20.86%           N/A          -15.42%
Lehman U.S. Aggregate Index* (2)...           10.25%           N/A            6.84%
U.S. Balanced Mutual Fund Index*
  (3)..............................          -10.55%           N/A           -4.85%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(2) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(3) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   19

UBS U.S. Allocation Fund
--------------------------------------------------------------------------


Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.61%       0.57%       0.60%       0.64%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.56%       2.27%       2.30%       1.34%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.51%       0.47%       0.50%       0.54%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.05%       1.80%       1.80%       0.80%
                                                               ========    ========    ========    ========



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
20                                                   UBS Global Asset Management

UBS U.S. Allocation Fund
--------------------------------------------------------------------------


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $651      $968      $1,308      $2,264
Class B (assuming sale of all shares at end of period)......      683       964       1,372       2,569
Class B (assuming no sale of shares)........................      183       664       1,172       2,569
Class C (assuming sale of all shares at end of period)......      283       671       1,185       2,597
Class C (assuming no sale of shares)........................      183       671       1,185       2,597
Class Y.....................................................       82       371         682       1,566


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   21

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. In general, the Fund emphasizes large capitalization stocks, but also may hold small and intermediate capitalization stocks. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
22                                                   UBS Global Asset Management

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 40.58%
1996                 25.65%
1997                 24.76%
1998                 18.57%
1999                 -4.05%
2000                  3.23%
2001                  1.87%
2002                -16.55%


Total Return January 1 to September 30, 2003: 15.11%
Best quarter during calendar years shown: 4th Quarter 1998: 16.35% Worst quarter during calendar years shown: 3rd Quarter 2002: -17.20%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   23

UBS U.S. Equity Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 2/22/94)                1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  -------------
Return Before Taxes................          -16.55%         -0.03%          9.10%
Return After Taxes on
  Distributions....................          -17.40%         -1.62%          7.35%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -9.70%         -0.06%          7.32%
Wilshire 5000 Equity Index* (1)....          -20.86%         -0.87%          8.43%
Russell 1000 Index* (2) ...........          -21.65%         -0.58%          9.21%



CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -21.45%         -1.47%          -0.17%
Wilshire 5000 Equity Index* (1)....          -20.86%         -0.87%           1.21%
Russell 1000 Index* (2) ...........          -21.65%         -0.58%           1.55%

CLASS B SHARES**
(INCEPTION DATE: 11/5/01)
-----------------------------------
Return Before Taxes................          -21.42%           N/A          -12.96%
Wilshire 5000 Equity Index* (1)....          -20.86%           N/A          -14.32%
Russell 1000 Index* (2) ...........          -21.65%           N/A          -19.38%

CLASS C SHARES**
(INCEPTION DATE: 11/13/01)
-----------------------------------
Return Before Taxes................          -18.20%           N/A          -12.49%
Wilshire 5000 Equity Index* (1)....          -20.86%           N/A          -16.93%
Russell 1000 Index* (2) ...........          -21.65%           N/A          -19.38%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(2) As of October 31, 2003, the Fund's benchmark changes from the Wilshire 5000 Equity Index to the Russell 1000 Index in order to align the Fund with a benchmark more reflective of its investment practices. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
24                                                   UBS Global Asset Management

UBS U.S. Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%     None
Other Expenses**............................................      0.35%       0.34%       0.34%       0.34%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.30%       2.04%       2.04%       1.04%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................         --          --          --          --
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.30%       2.04%       2.04%       1.04%
                                                               ========    ========    ========    ========



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for
     Class C shares, and 1.05% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund. Pursuant to the previous expense cap agreement, the actual Net Expenses for the fiscal year ending June 30, 2003 were 1.05% for the Class A shares, 1.80% for the Class B shares, 1.80% for the Class C shares and 0.80% for the Class Y shares.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   25

UBS U.S. Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $675      $939      $1,224      $2,032
Class B (assuming sale of all shares at end of period)......      707       940       1,298       2,369
Class B (assuming no sale of shares)........................      207       640       1,098       2,369
Class C (assuming sale of all shares at end of period)......      307       640       1,098       2,369
Class C (assuming no sale of shares)........................      207       640       1,098       2,369
Class Y.....................................................      106       331         574       1,271


--------------------------------------------------------------------------------
26                                                   UBS Global Asset Management

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics. The Fund will generally only invest in stocks that at the time of purchase are contained in its benchmark.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   27

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Performance


RISK/RETURN BAR CHART AND TABLE



The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund has performed. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.



TOTAL RETURN OF CLASS Y SHARES (2002 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
2002                -15.56%


Total Return January 1 to September 30, 2003: 13.98%
Best quarter during calendar year shown: 4th Quarter: 9.76%
Worst quarter during calendar year shown: 3rd Quarter: -18.23%


--------------------------------------------------------------------------------
28                                                   UBS Global Asset Management

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 6/29/01)                     1 YEAR      LIFE OF CLASS
----------------------------------------  --------------  --------------
Return Before Taxes.....................          -15.56%         -10.80%
Return After Taxes on Distributions.....          -16.02%         -11.12%
Return After Taxes on Distributions and
  Sale of Fund Shares...................           -9.55%          -8.74%
Russell 1000 Value Index* (1)...........          -15.52%         -13.27%

CLASS A SHARES**
(INCEPTION DATE: 12/7/01)
----------------------------------------
Return Before Taxes.....................          -20.34%         -19.14%
Russell 1000 Value Index* (1)...........          -15.52%         -14.37%

CLASS B SHARES**
(INCEPTION DATE: 11/8/01)
----------------------------------------
Return Before Taxes.....................          -20.56%         -14.93%
Russell 1000 Value Index* (1)...........          -15.52%         -10.78%

CLASS C SHARES**
(INCEPTION DATE: 12/12/01)
----------------------------------------
Return Before Taxes.....................          -17.20%         -13.66%
Russell 1000 Value Index* (1)...........          -15.52%         -13.14%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total return for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.




After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   29

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%    5.00%    1.00%     None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%     None     None     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    1.00%     None
Exchange Fee................................................    None     None     None     None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Management Fees.............................................   0.70%     0.70%     0.70%     0.70%
Distribution and/or Service (12b-1) Fees....................   0.25%     1.00%     1.00%      None
Other Expenses**............................................   1.90%     1.72%     1.34%     1.92%
                                                               -----     -----     -----     -----
Total Annual Fund Operating Expenses........................   2.85%     3.42%     3.04%     2.62%
                                                               =====     =====     =====     =====
Management Fee Waiver/Expense Reimbursements................   1.75%     1.57%     1.19%     1.77%
                                                               -----     -----     -----     -----
Net Expenses***.............................................   1.10%     1.85%     1.85%     0.85%
                                                               =====     =====     =====     =====



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
30                                                   UBS Global Asset Management

UBS U.S. Value Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $656     $1,228     $1,824      $3,432
Class B (assuming sale of all shares at end of period)......      688      1,205      1,844       3,598
Class B (assuming no sale of shares)........................      188        905      1,644       3,598
Class C (assuming sale of all shares at end of period)......      288        827      1,492       3,272
Class C (assuming no sale of shares)........................      188        827      1,492       3,272
Class Y.....................................................       87        646      1,231       2,822


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   31

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. large capitalization companies. Large capitalization companies are those with a market capitalization of $6 billion or greater at the time of purchase. Up to 20% of the Fund's net assets may be invested in foreign securities. Investments in equity securities may include common stock and preferred stock. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

In selecting securities, the Sub-Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Sub-Advisor considers earnings revision trends, expected earnings growth rates, sales acceleration, price earnings multiples and positive stock price momentum, when selecting securities. The Sub-Advisor expects that these companies can sustain an above average return on invested capital at a higher level and over a longer period of time than is reflected in the current market prices.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.


- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.


- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
32                                                   UBS Global Asset Management

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                 24.90%
1999                 32.73%
2000                -16.10%
2001                -22.75%
2002                -28.61%


Total Return January 1 to September 30, 2003: 16.93%
Best quarter during calendar years shown: 4th Quarter 1998: 26.45% Worst quarter during calendar years shown: 3rd Quarter 2001: -20.02%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   33

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 10/14/97)               1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  --------------
Return Before Taxes................          -28.61%         -5.16%         -5.06%
Return After Taxes on
  Distributions....................          -28.61%         -6.49%         -6.35%
Return After Taxes on Distributions
  and Sale of Fund Shares..........          -17.56%         -3.76%         -3.70%
Russell 1000 Growth Index* (1).....          -27.88%         -3.84%         -2.73%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
-----------------------------------
Return Before Taxes................          -32.78%           N/A         -13.03%
Russell 1000 Growth Index* (1).....          -27.88%           N/A         -12.25%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
-----------------------------------
Return Before Taxes................          -32.87%           N/A         -27.11%
Russell 1000 Growth Index* (1).....          -27.88%           N/A         -22.86%

CLASS C SHARES**
(INCEPTION DATE: 11/19/01)
-----------------------------------
Return Before Taxes................          -30.04%           N/A         -27.75%
Russell 1000 Growth Index* (1).....          -27.88%           N/A         -26.09%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
34                                                   UBS Global Asset Management

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.70%       0.70%       0.70%       0.70%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      2.96%       2.84%       3.01%       3.02%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      3.91%       4.54%       4.71%       3.72%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      2.86%       2.74%       2.91%       2.92%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.05%       1.80%       1.80%       0.80%
                                                               ========    ========    ========    ========



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   35

UBS U.S. Large Cap Growth Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $651     $1,428     $2,221      $4,282
Class B (assuming sale of all shares at end of period)......      683      1,424      2,274       4,488
Class B (assuming no sale of shares)........................      183      1,124      2,074       4,488
Class C (assuming sale of all shares at end of period)......      283      1,158      2,138       4,615
Class C (assuming no sale of shares)........................      183      1,158      2,138       4,615
Class Y.....................................................       82        867      1,672       3,778


--------------------------------------------------------------------------------
36                                                   UBS Global Asset Management

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

The Advisor looks for companies with strong and innovative management, good financial controls, increasing market share, diversified product/service offerings, and low market-to-sales ratios relative to similar companies. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Fund will select a security whose fundamental value it estimates to be greater than its market value at any given time. For each stock under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.


- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   37

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Performance

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
38                                                   UBS Global Asset Management

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      1.00%       1.00%       1.00%       1.00%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.52%       0.54%       0.54%       0.49%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.77%       2.54%       2.54%       1.49%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.37%       0.39%       0.39%       0.34%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.40%       2.15%       2.15%       1.15%
                                                               ========    ========    ========    ========


  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   39

UBS U.S. Small Cap Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS
                                                                ------    -------
Class A.....................................................     $685     $1,043
Class B (assuming sale of all shares at end of period)......      718      1,053
Class B (assuming no sale of shares)........................      218        753
Class C (assuming sale of all shares at end of period)......      318        753
Class C (assuming no sale of shares)........................      218        753
Class Y.....................................................      117        438



  * The Fund has not projected expenses beyond the 3 year period shown because the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
40                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies. Small capitalization companies are those companies with market capitalizations of $2.5 billion or less at the time of purchase. Investments in equity securities may include common stock and preferred stock. The Fund may invest up to 20% of its net assets in foreign securities. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION

In selecting securities, the Sub-Advisor seeks to invest in companies that possess dominant market positions or franchises, a major technical edge, or a unique competitive advantage. To this end, the Sub-Advisor considers earnings revision trends, positive stock price momentum and sales acceleration when selecting securities. The Fund may invest in emerging growth companies, which are companies that the Sub-Advisor expects to experience above-average earnings or cash flow growth or meaningful changes in underlying asset values.

The Fund will invest in companies within its capitalization range as described above. However, the Fund may invest a portion of its assets in securities outside of this range. Further, if movement in the market price causes a security to change from one capitalization range to another, the Fund is not required to dispose of the security.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.


- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   41

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1998 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1998                 -6.70%
1999                 41.70%
2000                 22.44%
2001                -10.23%
2002                -18.42%


Total Return January 1 to September 30, 2003: 29.76%
Best quarter during calendar years shown: 4th Quarter 1999: 32.94% Worst quarter during calendar years shown: 3rd Quarter 1998: -23.84%


--------------------------------------------------------------------------------
42                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 9/30/97)                1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  --------------
Return Before Taxes................          -18.42%          3.46%          2.16%
Return After Taxes on
  Distributions....................          -18.42%          1.82%          0.63%
Return After Taxes on Distributions
  and Sale of Fund Shares..........          -11.31%          2.32%          1.30%
Russell 2000 Growth Index* (1).....          -30.26%         -6.59%         -7.80%

CLASS A SHARES**
(INCEPTION DATE: 12/31/98)
-----------------------------------
Return Before Taxes................          -23.04%           N/A           4.38%
Russell 2000 Growth Index* (1).....          -30.26%           N/A          -8.44%

CLASS B SHARES**
(INCEPTION DATE: 11/7/01)
-----------------------------------
Return Before Taxes................          -23.25%           N/A         -13.70%
Russell 2000 Growth Index* (1).....          -30.26%           N/A         -19.85%

CLASS C SHARES**
(INCEPTION DATE: 11/19/01)
-----------------------------------
Return Before Taxes................          -20.03%           N/A         -12.56%
Russell 2000 Growth Index* (1).....          -30.26%           N/A         -23.15%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   43

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                              CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      1.00%       1.00%       1.00%       1.00%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.46%       0.47%       0.47%       0.49%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.71%       2.47%       2.47%       1.49%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.31%       0.32%       0.32%       0.34%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.40%       2.15%       2.15%       1.15%
                                                               ========    ========    ========    ========



  * The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
44                                                   UBS Global Asset Management

UBS U.S. Small Cap Growth Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $685     $1,031     $1,400      $2,434
Class B (assuming sale of all shares at end of period)......      718      1,039      1,487       2,782
Class B (assuming no sale of shares)........................      218        739      1,287       2,782
Class C (assuming sale of all shares at end of period)......      318        739      1,287       2,782
Class C (assuming no sale of shares)........................      218        739      1,287       2,782
Class Y.....................................................      117        438        781       1,750


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   45

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in real estate equity securities of U.S. issuers. These may include real estate investment trusts ("REITs") that own properties or make construction or mortgage loans, real estate developers and companies with substantial real estate holdings and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage service companies. REITs and other real estate securities may be of any market capitalization, including small capitalization (below $2.5 billion). Investments in equity securities may include common stock and preferred stock. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION

The Fund is a sector fund, a category of funds created in response to changing market conditions and for the varied and dynamic needs of shareholders. The Fund focuses on the real estate sector, generally a narrower market segment than many other funds, and may be considered a complement to a diversified investment program. In selecting securities, the Advisor focuses on, among other things, identifying discrepancies between a security's fundamental value and its market price. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. For each security under analysis, the Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- INDUSTRY CONCENTRATION RISK--The risk that changes in economic, political or other conditions may have a particularly negative effect on issuers in an industry or sector in which the Fund's investments are concentrated. The Fund invests principally in the real estate sector by purchasing securities issued by REITs. There is, therefore, a risk that changes in real estate values or interest rates, along with economic downturns, can have a substantial impact on the Fund's investments. The Fund's portfolio may be more volatile than a Fund with a broader range of investments.

- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to re-invest in obligations with lower interest rates than the original obligations.

--------------------------------------------------------------------------------
46                                                   UBS Global Asset Management

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.

- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   47

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Performance

There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.

--------------------------------------------------------------------------------
48                                                   UBS Global Asset Management

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.90%       0.90%       0.90%       0.90%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses**............................................      0.31%       0.31%       0.31%       0.31%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.46%       2.21%       2.21%       1.21%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.16%       0.16%       0.16%       0.16%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.30%       2.05%       2.05%       1.05%
                                                               ========    ========    ========    ========


  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   49

UBS U.S. Real Estate Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS
                                                                ------    -------
Class A.....................................................     $675      $971
Class B (assuming sale of all shares at end of period)......      708       976
Class B (assuming no sale of shares)........................      208       676
Class C (assuming sale of all shares at end of period)......      308       676
Class C (assuming no sale of shares)........................      208       676
Class Y.....................................................      107       368



  * The Fund has not projected expenses beyond the 3 year period shown because the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
50                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund (formerly known as UBS Global Balanced Fund) seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in equity and fixed income securities of issuers located within and outside the U.S. Under normal circumstances, the Fund will allocate its assets between fixed income securities and equity securities.

Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. Investments in equity securities may include common stock and preferred stock. The Fund may invest in emerging market issuers by investing in other open-end investment companies advised by the Advisor. The Fund does not pay fees in connection with its investment in the investment companies advised by the Advisor, but may pay expenses associated with such investments. In addition, the Fund attempts to generate positive returns through sophisticated currency management techniques. These decisions are integrated with analysis of global market and economic conditions. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION


The Fund is a multi-asset fund, and invests in each of the major asset classes:
U.S. fixed income, U.S. equities, international fixed income (including emerging markets), and international equities (including emerging markets), based upon the Advisor's assessment of prevailing market conditions in the U.S. and abroad.


Within the equity portion of the Fund's portfolio, the Advisor selects securities whose fundamental values it believes are greater than their market prices. In this context, the fundamental value of a given security is the Advisor's assessment of what a security is worth. The Advisor bases its estimates of value upon economic, industry and company analysis, as well as upon a company's management team, competitive advantage and core competencies. The Advisor then compares its assessment of a security's value against the prevailing market prices, with the aim of constructing a portfolio of stocks with attractive relative price/value characteristics.

For each security under analysis, the fundamental value estimate is compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.


In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will have an initial maturity of more than one year. The Fund may invest in both investment grade and high yield (lower-rated) securities.


The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   51

UBS Global Allocation Fund
--------------------------------------------------------------------------

The Fund's risk is carefully monitored with consideration given to the risk generated by individual positions, sector, country and currency views.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.


- CREDIT RISK--The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominately speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.



- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.


- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- FOREIGN INVESTING AND EMERGING MARKETS RISKS--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.


- ASSET ALLOCATION RISK--The risk that the Fund may allocate assets to an asset category that underperforms other asset categories. For example, the Fund may be overweighted in equity securities when the stock market is falling and the fixed income market is rising.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
52                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1993                 11.15%
1994                 -1.89%
1995                 24.14%
1996                 14.10%
1997                 11.00%
1998                  8.32%
1999                  1.49%
2000                  6.52%
2001                  2.20%
2002                 -3.06%


Total Return January 1 to September 30, 2003: 15.45%
Best quarter during calendar years shown: 4th Quarter 2001: 8.58%
Worst quarter during calendar years shown: 3rd Quarter 2002: -12.25%


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   53

UBS Global Allocation Fund
--------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 8/31/92)           1 YEAR         5 YEAR         10 YEAR     LIFE OF CLASS
------------------------------  --------------  -------------  -------------  --------------
Return Before Taxes...........           -3.06%          3.02%          7.12%           7.22%
Return After Taxes on
  Distributions...............           -4.68%          1.00%          4.76%           4.89%
Return After Taxes on
  Distributions and Sale of
  Fund Shares.................           -1.90%          1.86%          4.94%           5.04%
Wilshire 5000 Index* (1)......          -20.86%         -0.87%          8.74%           9.32%
MSCI World Equity (Free)
  Index* (2)..................          -19.65%         -1.91%          6.54%           6.23%
Citigroup WGBI Index* (3).....           19.49%          5.82%          6.64%           6.13%
GSMI Mutual Fund Index* (4)...           -8.27%          1.63%          7.34%           7.41%
CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
------------------------------
Return Before Taxes...........           -8.29%          1.62%           N/A            1.81%
Wilshire 5000 Index* (1)......          -20.86%         -0.87%           N/A            1.21%
MSCI World Equity (Free)
  Index* (2)..................          -19.65%         -1.91%           N/A           -1.68%
Citigroup WGBI Index* (3).....           19.49%          5.82%           N/A            5.56%
GSMI Mutual Fund Index* (4)...           -8.27%          1.63%           N/A            2.07%
CLASS B SHARES**
(INCEPTION DATE: 12/13/01)
------------------------------
Return Before Taxes...........           -8.56%           N/A            N/A           -5.70%
Wilshire 5000 Index* (1)......          -20.86%           N/A            N/A          -17.71%
MSCI World Equity (Free)
  Index* (2)..................          -19.65%           N/A            N/A          -16.92%
Citigroup WGBI Index* (3).....           19.49%           N/A            N/A           16.77%
GSMI Mutual Fund Index* (4)...           -8.27%           N/A            N/A           -8.27%
CLASS C SHARES**
(INCEPTION DATE: 11/22/01)
------------------------------
Return Before Taxes...........           -4.82%           N/A            N/A           -1.31%
Wilshire 5000 Index* (1)......          -20.86%           N/A            N/A          -17.27%
MSCI World Equity (Free)
  Index* (2)..................          -19.65%           N/A            N/A          -17.48%
Citigroup WGBI Index* (3).....           19.49%           N/A            N/A           16.16%
GSMI Mutual Fund Index* (4)...           -8.27%           N/A            N/A           -7.07%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the annual average returns presented for the Class C shares shown above.
(1) The Wilshire 5000 Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(2) The MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.

--------------------------------------------------------------------------------

54                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------


(3) The Citigroup World Government Bond Index (WGBI) represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(4) The Global Securities Markets Index (GSMI) is an unmanaged index compiled by the Advisor. As of July 1, 2000, the GSMI was constructed as follows:
     40% Wilshire 5000 Index, 22% MSCI World ex USA (Free) Index, 21% Citigroup Broad Investment Grade (BIG) Index, 9% Citigroup WGBI Non-US Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   55

UBS Global Allocation Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.80%       0.80%       0.80%       0.80%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.30%       0.30%       0.30%       0.30%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.35%       2.10%       2.10%       1.10%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................         --          --          --          --
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.35%       2.10%       2.10%       1.10%
                                                               ========    ========    ========    ========



  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
***  Includes an administrative fee of 0.075% paid by the Fund to UBS
     Global AM.
**** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
56                                                   UBS Global Asset Management

UBS Global Allocation Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $680      $954      $1,249      $2,085
Class B (assuming sale of all shares at end of period)......      713       958       1,329       2,431
Class B (assuming no sale of shares)........................      213       658       1,129       2,431
Class C (assuming sale of all shares at end of period)......      313       658       1,129       2,431
Class C (assuming no sale of shares)........................      213       658       1,129       2,431
Class Y.....................................................      112       350         606       1,340


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   57

UBS Global Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock of U.S. and foreign issuers. The Fund may invest in companies of any size. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION


In the global universe, the Advisor uses a disciplined intrinsic or fundamental value approach that seeks to take advantage of pricing anomalies in markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.



For each security under analysis, a fundamental value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This fundamental value estimate is a function of the present value of the estimated future cash flows. The resulting fundamental value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. Such anomalies are often created by human over-reaction to news flow. A stock with a price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.


The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- FOREIGN INVESTING AND EMERGING MARKETS RISKS--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.


- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
58                                                   UBS Global Asset Management

UBS Global Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for each class of shares of the Fund.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of each class of shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1995 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1995                 21.93%
1996                 17.26%
1997                 10.72%
1998                 14.03%
1999                 12.87%
2000                 -0.08%
2001                 -9.03%
2002                -15.54%


Total Return January 1 to September 30, 2003: 14.09%


Best quarter during calendar years shown: 4th Quarter 1998: 14.25%


Worst quarter during calendar years shown: 3rd Quarter 2002: -19.54%



--------------------------------------------------------------------------------

UBS Global Asset Management                                                   59

UBS Global Equity Fund
--------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 1/23/94)                1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  --------------
Return Before Taxes................          -15.54%         -0.24%          4.62%
Return After Taxes on
  Distributions....................          -16.58%         -1.92%          2.65%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -9.54%         -0.44%          3.27%
MSCI World Equity (Free) Index*
  (1)..............................          -19.65%         -1.91%          4.17%

CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -20.40%         -1.68%         -1.86%
MSCI World Equity (Free) Index*
  (1)..............................          -19.65%         -1.91%         -1.68%

CLASS B SHARES*
(INCEPTION DATE: 12/11/01)
-----------------------------------
Return Before Taxes................          -20.49%           N/A         -17.67%
MSCI World Equity (Free) Index*
  (1)..............................          -19.65%           N/A         -17.95%

CLASS C SHARES*
(INCEPTION DATE: 11/27/01)
-----------------------------------
Return Before Taxes................          -17.17%           N/A         -14.26%
MSCI World Equity (Free) Index*
  (1)..............................          -19.65%           N/A         -17.90%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%; the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated; and the average annual total returns for the Class C shares have been calculated to reflect the Class C shares' applicable deferred sales charge for the periods indicated. Prior to September 30, 2003, Class C shares were subject to a maximum front-end sales charge of 1.00%; this front-end sales charge is not reflected in the average annual total returns presented for the Class C shares shown above.
(1) The MSCI World Equity (Free) Index is a broad-based index that represents the U.S. and developed non-U.S. equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
60                                                   UBS Global Asset Management

UBS Global Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.75%       0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.44%       0.45%       0.49%       0.41%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.44%       2.20%       2.24%       1.16%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.19%       0.20%       0.24%       0.16%
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.25%       2.00%       2.00%       1.00%
                                                               ========    ========    ========    ========



  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
*** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. **** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   61

UBS Global Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $670      $963      $1,277      $2,164
Class B (assuming sale of all shares at end of period)......      703       969       1,361       2,518
Class B (assuming no sale of shares)........................      203       669       1,161       2,518
Class C (assuming sale of all shares at end of period)......      303       677       1,178       2,556
Class C (assuming no sale of shares)........................      203       677       1,178       2,556
Class Y.....................................................      102       353         623       1,395


--------------------------------------------------------------------------------
62                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a portfolio of investment grade global debt securities that may also provide the potential for capital appreciation. Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities.

While the Fund may invest in debt securities of all types, it expects to emphasize debt securities of government issuers. Investments in fixed income securities may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in fixed income securities of any maturity, but generally invests in fixed income securities having an initial maturity of more than one year. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.

SECURITIES SELECTION


In selecting fixed income securities, the Advisor uses an internally developed valuation model that quantifies return expectations for all major bond markets, domestic and foreign. The Advisor determines optimal country and currency weightings based on its assessments of global macroeconomic and political landscapes. The model employs a qualitative credit review process that assesses the ways in which macroeconomic forces (such as inflation, risk premiums and interest rates) may affect industry trends. Against the output of this model, the Advisor considers the viability of specific debt securities compared to certain qualitative factors, such as management strength, market position, competitive environment and financial flexibility, as well as certain quantitative factors, such as historical operating results, calculation of credit ratios, and expected future outlook. These securities will generally be of investment grade quality and possess a minimum rating of BBB by S&P or Baa by Moody's, or, if unrated, determined to be of comparable quality by the Advisor.


The Advisor's fixed income strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, duration of securities, quality and coupon segments and specific circumstances facing the issuers of fixed income securities. Duration management involves adjusting the sensitivity to interest rates of the holdings within a country. The Advisor manages duration by choosing a maturity mix that provides opportunity for appreciation while also limiting interest rate risks.

Depending on market conditions, undervalued securities may be found in different countries, sectors and with different durations. Therefore, all investment decisions are interrelated and made using ongoing sector, security, duration and country/currency research.

The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   63

UBS Global Bond Fund
--------------------------------------------------------------------------

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and higher quality securities more than lower quality securities.


- FOREIGN INVESTING--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.


- CREDIT RISK--The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.


- PREPAYMENT OR CALL RISK--The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.


- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified Fund because the Fund invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.

- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
64                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y, Class A and Class B shares of the Fund. Performance information for Class C shares is not included because Class C shares do not have one full calendar year of performance.



The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y, Class A and Class B shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.


TOTAL RETURN OF CLASS Y SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1994                 -3.49%
1995                 20.32%
1996                  9.30%
1997                  1.63%
1998                 11.98%
1999                 -6.27%
2000                  1.36%
2001                 -1.33%
2002                 20.55%


Total Return January 1 to September 30, 2003: 10.33%


Best quarter during calendar years shown: 2nd Quarter 2002: 12.70%


Worst quarter during calendar years shown: 3rd Quarter 2000: -3.77%



--------------------------------------------------------------------------------

UBS Global Asset Management                                                   65

UBS Global Bond Fund
--------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 7/31/93)            1 YEAR  5 YEAR  LIFE OF CLASS
-----------------------------------  ------  ------  -------------
Return Before Taxes................  20.55%   4.82%         5.76%
Return After Taxes on
  Distributions....................  19.95%   3.98%         3.81%
Return After Taxes on Distributions
  and Sale of Fund Shares..........  12.60%   3.74%         3.66%
Citigroup World Government Bond
  Index* (1).......................  19.49%   5.82%         6.12%

CLASS A SHARES**
(INCEPTION DATE: 11/5/01)
-----------------------------------
Return Before Taxes................  14.74%    N/A          9.15%
Citigroup World Government Bond
  Index* (1).......................  19.49%    N/A         12.43%

CLASS B SHARES**
(INCEPTION DATE: 11/26/01)
-----------------------------------
Return Before Taxes................  14.45%    N/A         12.75%
Citigroup World Government Bond
  Index* (1).......................  19.49%    N/A         16.37%



  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 4.50%; and the average annual total returns for the Class B shares have been calculated to reflect the Class B shares' applicable deferred sales charge for the periods indicated.
(1) The Citigroup World Government Bond Index represents the broad global government fixed income markets and includes the domestic debt issues of the U.S. government and most developed non-U.S. governments.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
66                                                   UBS Global Asset Management

UBS Global Bond Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   4.50%     5.00%     0.75%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     0.75%      None
Exchange Fee................................................    None      None      None      None


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.75%       0.75%       0.75%       0.75%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       0.75%        None
Other Expenses**............................................      0.53%       0.55%       0.51%       0.57%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.53%       2.30%       2.01%       1.32%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.38%       0.40%       0.36%       0.42%
                                                               --------    --------    --------    --------
Net Expenses***.............................................      1.15%       1.90%       1.65%       0.90%
                                                               ========    ========    ========    ========



  * The operating expenses shown for each class are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   67

UBS Global Bond Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $562      $876      $1,212      $2,161
Class B (assuming sale of all shares at end of period)......      693       980       1,394       2,605
Class B (assuming no sale of shares)........................      193       680       1,194       2,605
Class C (assuming sale of all shares at end of period)......      243       596       1,050       2,309
Class C (assuming no sale of shares)........................      168       596       1,050       2,309
Class Y.....................................................       92       377         683       1,554


--------------------------------------------------------------------------------
68                                                   UBS Global Asset Management

UBS International Equity Fund
--------------------------------------------------------------------------

Investment Objective, Strategies, Securities Selection and Risks

FUND OBJECTIVE

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-U.S. issuers.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock of issuers located throughout the world. The Fund may invest in stocks of companies of any size. The Fund may (but is not required to) use forward currency contracts, options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.

SECURITIES SELECTION


The Advisor uses a disciplined intrinsic or fundamental value approach that seeks to take advantage of pricing anomalies in markets. The Advisor, on behalf of the Fund, intends to diversify broadly among countries, but reserves the right to invest a substantial portion of the Fund's assets in one or more countries if economic and business conditions warrant such investments.



For each security under analysis, a fundamental value is estimated, based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This fundamental value estimate is a function of the present value of the estimated future cash flows. The resulting fundamental value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. Such anomalies are often created by human over-reaction to news flow. A stock with a market price below the estimated intrinsic or fundamental value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic or fundamental value allows comparisons across industries and countries.


The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to pursue its investment objective. The Advisor actively manages the Fund. As such, increased portfolio turnover may result in higher costs for brokerage commissions, transaction costs and taxable gains.

PRINCIPAL RISKS

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:

- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.

- SMALL AND MEDIUM COMPANY RISK--The risk that investments in small and medium size companies may be more volatile than investments in larger companies, as small and medium size companies generally experience higher growth and failure rates. The trading volume of these securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for these securities of generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


- FOREIGN INVESTING RISK--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers.


- DERIVATIVES RISK--The Fund's investments in derivatives may rise or fall more rapidly than other investments.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   69

UBS International Equity Fund
--------------------------------------------------------------------------

Performance

RISK/RETURN BAR CHART AND TABLE


The following bar chart reflects performance information for the Class Y shares of the Fund, and the table reflects performance information for the Class Y and Class A shares of the Fund. Performance information for Class B and Class C shares is not included because Class B and Class C shares do not have one full calendar year of performance.


The bar chart and table give an indication of the Fund's risks and performance. The bar chart shows you how the Fund's performance has varied from year to year. The table illustrates how the performance of the Class Y shares and Class A shares, before taxes and for specified time periods, compares to that of a broad measure of market performance. In addition, the table presents the performance of the Class Y shares reflecting the impact of taxes. WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT THE FUND'S PAST PERFORMANCE (BEFORE AND AFTER TAXES) IS NOT NECESSARILY AN INDICATION OF HOW IT WILL PERFORM IN THE FUTURE.

TOTAL RETURN OF CLASS Y SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATION)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR     TOTAL
                  RETURN
1994                  0.94%
1995                 15.55%
1996                 12.75%
1997                  5.74%
1998                 14.39%
1999                 19.16%
2000                 -9.09%
2001                -16.99%
2002                -14.12%


Total Return January 1 to September 30, 2003: 13.05%



Best quarter during calendar years shown: 4th Quarter 1998: 17.15%


Worst quarter during calendar years shown: 3rd Quarter 1998: -13.66%



--------------------------------------------------------------------------------

70                                                   UBS Global Asset Management

UBS International Equity Fund
--------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002



CLASS Y SHARES
(INCEPTION DATE: 8/31/93)                1 YEAR         5 YEAR      LIFE OF CLASS
-----------------------------------  --------------  -------------  -------------
Return Before Taxes................          -14.12%         -2.45%          1.84%
Return After Taxes on
  Distributions....................          -15.59%         -4.11%          0.17%
Return After Taxes on Distributions
  and Sale of Fund Shares..........           -8.52%         -2.04%          1.17%
MSCI World Ex USA (Free) Index*
  (1)..............................          -15.78%         -2.77%          1.30%



CLASS A SHARES**
(INCEPTION DATE: 6/30/97)
-----------------------------------
Return Before Taxes................          -19.00%         -3.77%         -4.78%
MSCI World Ex USA (Free) Index*
  (1)..............................          -15.78%         -2.77%          1.30%


  *  Does not reflect the deduction of fees, expenses or taxes.
 ** The average annual total returns for the Class A shares have been calculated to reflect the Class A shares' current maximum front-end sales charge of 5.50%.
(1) The MSCI World Ex USA (Free) Index is an unmanaged, market driven broad-based securities index which includes non-U.S. equity markets in terms of capitalization and performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class Y shares' after-tax returns shown.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   71

UBS International Equity Fund
--------------------------------------------------------------------------

Expenses and Fee Tables

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                              CLASS A   CLASS B   CLASS C   CLASS Y
                                                              --------  --------  --------  --------
Maximum Sales Charge (Load)
  (as a % of offering price)................................   5.50%     5.00%     1.00%      None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%      None      None      None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None     5.00%     1.00%      None
Exchange Fee................................................    None      None      None      None
Redemption Fee (as a percentage of amount redeemed within 90
  days of purchase, if applicable)*.........................   1.00%      None      None     1.00%


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)**


                                                               CLASS A     CLASS B     CLASS C     CLASS Y
                                                              ----------  ----------  ----------  ----------
Management Fees.............................................      0.80%       0.80%       0.80%       0.80%
Distribution and/or Service (12b-1) Fees....................      0.25%       1.00%       1.00%        None
Other Expenses***...........................................      0.42%       0.38%       0.41%       0.41%
                                                               --------    --------    --------    --------
Total Annual Fund Operating Expenses........................      1.47%       2.18%       2.21%       1.21%
                                                               ========    ========    ========    ========
Management Fee Waiver/Expense Reimbursements................      0.22%       0.18%       0.21%       0.21%
                                                               --------    --------    --------    --------
Net Expenses****............................................      1.25%       2.00%       2.00%       1.00%
                                                               ========    ========    ========    ========



  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.
 ** The operating expenses shown are based on expenses incurred during the Fund's most recent fiscal year ending June 30, 2003.
*** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. **** The Advisor has agreed irrevocably to waive its fees and reimburse certain expenses so that total operating expenses of the Fund, exclusive of 12b-1 fees, do not exceed 1.00% for each of the Class A, Class B, Class C and Class Y shares, respectively.



--------------------------------------------------------------------------------
72                                                   UBS Global Asset Management

UBS International Equity Fund
--------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $670      $969      $1,289      $2,193
Class B (assuming sale of all shares at end of period)......      703       965       1,353       2,499
Class B (assuming no sale of shares)........................      203       665       1,153       2,499
Class C (assuming sale of all shares at end of period)......      303       671       1,166       2,528
Class C (assuming no sale of shares)........................      203       671       1,166       2,528
Class Y.....................................................      102       363         645       1,447


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   73

UBS Emerging Markets Debt Fund
--------------------------------------------------------------------------



Investment Objective, Strategies, Securities Selection and Risks



FUND OBJECTIVE



The Fund seeks to maximize total return, consisting of capital appreciation and current income.



PRINCIPAL INVESTMENT STRATEGIES



Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in debt securities that are tied economically to emerging market countries. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. The Fund is a non-diversified fund.



Such investments may include debt securities issued by governments, government-related entities (including participation in loans between governments and financial institutions), corporations and entities organized to restructure outstanding debt of issuers in emerging markets. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks.



The Fund intends to invest primarily in a portfolio of debt securities located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa or the Middle East. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.



A substantial amount of the Fund's assets may be invested in higher-yielding, lower-rated bonds. Lower-rated bonds are bonds rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Bonds in these categories may also be called "high yield bonds" or "junk bonds."



The Fund may also invest in debt securities on which the return is derived primarily from other emerging market instruments, such as interest rate swap contracts and currency swap contracts. The Fund may also invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States.



SECURITIES SELECTION



The investment decision-making process can be divided up into two parts - country selection and security selection.



COUNTRY SELECTION



The Advisor decides on country over- and under-weights relative to the Fund's benchmark, the J.P. Morgan Emerging Market Bond Index Global, by using a price/value framework. Subjective judgments, such as political risk assessment, also affect the final country decision.



SECURITY SELECTION



The Advisor searches for bonds that will outperform market expectations, given the Advisor's country and market views. The Advisor also seeks to identify potential sales in the Fund's portfolio when risk is not being compensated by expected return. Typically, the Fund invests in U.S. dollar denominated sovereign bonds, but the Advisor also examines corporate and local currency opportunities.



The Advisor's analysis of emerging market bonds is enhanced by an advanced in-house emerging market bond analytics database. The database is specially designed to assimilate the characteristics of emerging market bonds; it allows the Advisor to perform detailed instrument-level analysis.


--------------------------------------------------------------------------------
74                                                   UBS Global Asset Management

UBS Emerging Markets Debt Fund
--------------------------------------------------------------------------



In addition to macroeconomic research, bottom-up input-such as liquidity considerations, volatility and company risk for specific bonds, to name but a few-is also crucial in the Advisor's decision making process.



The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When unusual market conditions warrant, the Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the Statement of Additional Information ("SAI") for further information.



Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The portfolio turnover rate for the Fund may exceed 100%.



PRINCIPAL RISKS



An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:



- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.



- FOREIGN INVESTING AND EMERGING MARKETS RISKS--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.



- CREDIT RISK--The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.



- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.



- GEOGRAPHIC CONCENTRATION RISK--The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.



- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.



- DERIVATIVES RISK--The risk that the Fund's investments in derivatives may rise or fall more rapidly than other investments.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   75

UBS Emerging Markets Debt Fund
--------------------------------------------------------------------------



Performance



There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
76                                                   UBS Global Asset Management

UBS Emerging Markets Debt Fund
--------------------------------------------------------------------------



Expenses And Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)



                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   4.50%    5.00%    0.75%     None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   4.50%     None     None     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    0.75%     None
Exchange Fee................................................    None     None     None     None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*......   1.00%     None     None    1.00%



  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*



                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Management Fees.............................................   0.65%    0.65%    0.65%    0.65%
Distribution and/or Service (12b-1) Fees....................   0.25%    1.00%    0.75%     None
Other Expenses**............................................   0.50%    0.50%    0.50%     .50%
                                                              ------   ------   ------   ------
Total Annual Fund Operating Expenses........................   1.40%    2.15%    1.90%    1.15%
                                                              ======   ======   ======   ======
Management Fees/Expense Reimbursements......................      --       --       --       --
                                                              ------   ------   ------   ------
Net Expenses***.............................................   1.40%    2.15%    1.90%    1.15%
                                                              ======   ======   ======   ======



  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   77

UBS Emerging Markets Debt Fund
--------------------------------------------------------------------------



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $586      $873           *           *
Class B (assuming sale of all shares at end of period)......      732       999           *           *
Class B (assuming no sale of shares)........................      218       673           *           *
Class C (assuming sale of all shares at end of period)......      268       597           *           *
Class C (assuming no sale of shares)........................      193       597           *           *
Class Y.....................................................      117       365           *           *



  * The Fund has not projected expenses beyond the three-year period shown because the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
78                                                   UBS Global Asset Management

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



Investment Objective, Strategies, Securities Selection and Risks



FUND OBJECTIVE



The Fund seeks to maximize capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES



Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities that are tied economically to emerging market countries. Investments in equity securities may include dividend-paying securities, common stock and preferred stock. Securities tied economically to emerging market countries include securities on which the return is derived from issuers in emerging market countries, such as equity swap contracts and equity swap index contracts. The Fund may (but is not required to) use options, futures and other derivatives as part of its investment strategy or to help manage portfolio risks. The Fund is a non-diversified fund.



The Fund intends to invest primarily in a portfolio of equity securities of issuers located in at least three emerging market countries, which may be located in Asia, Europe, Latin America, Africa, or the Middle East. The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. As these markets change and other countries' markets develop, the Fund expects the countries in which it invests to change. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.



Up to 20% of the Fund's net assets may be invested in higher-yielding, lower-rated fixed income securities. The Fund may invest in fixed income securities of any maturity, but generally invests in securities having an initial maturity of more than one year. These securities are rated in the lower rating categories of Moody's and S&P, including securities rated Ba or lower by Moody's and BB or lower by S&P. Securities rated in these categories are considered to be of poorer quality and predominantly speculative. Securities in these categories may also be called "high yield bonds" or "junk bonds." The Fund may also invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside of the United States. The Fund may also invest in securities of small capitalization companies.



The Fund's management process begins with an analysis of the fundamental economic and political elements that drive capital market risks and returns. We combine this "top-down" analysis with proven fundamental security research or "bottom-up" analysis. Investment decisions represent the synthesis of quantitative estimates and qualitative judgments of the portfolio management team.



The Advisor's investment style is singularly focused on investment fundamentals. The Advisor believes that investment fundamentals determine and describe future cash flows that define fundamental investment value. The Advisor tries to identify and exploit periodic discrepancies between market prices and fundamental value. These price/value discrepancies are used as the building blocks for portfolio construction.



For each security under analysis, an intrinsic value is estimated based upon detailed country, industry and company analysis, including visits to the company, its competitors and suppliers and other independent sources of information. This intrinsic value estimate is a function of the present value of the estimated future cash flows. The resulting intrinsic value estimate is then compared to the company's current market price to ascertain whether a valuation anomaly exists. A stock with a price below the estimated intrinsic value would be considered a candidate for inclusion in the Fund's portfolio. This comparison between price and intrinsic value allows comparison across industries and countries.



The Advisor's investment specialists are organized along sector lines. Through an intensive process of


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   79

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



company visits and interactions with industry specialists, analysts gain an understanding of both the company and the dynamics of the company's industry. There is a continuous effort to identify non-consensus sources of information. Analysts are able to draw on the resources of the entire UBS Global Asset Management global research team. This is increasingly important as more companies operate in a global context. The goal is to gain a clear understanding of the medium-term (up to five years) and long-term prospects of the company, and in particular, its ability to generate earnings.



The Fund may invest in cash or cash equivalent instruments, including shares of an affiliated investment company. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, which may affect the Fund's ability to meet its objective. See the SAI for further information.



Portfolio turnover rates are not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs. It may also result in taxable gains. Higher costs associated with increased portfolio turnover may offset gains in the Fund's performance. The portfolio turnover rate for the Fund may exceed 100%.



PRINCIPAL RISKS



An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. The other principal risks presented by an investment in the Fund are:



- MARKET RISK--The risk that the market value of the Fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.



- FOREIGN INVESTING AND EMERGING MARKETS RISKS--The risk that prices of the Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Also, foreign securities are sometimes less liquid and harder to sell and to value than securities of U.S. issuers. Each of these risks is more severe for securities of issuers in emerging market countries.



- INTEREST RATE RISK--The risk that changing interest rates may adversely affect the value of an investment. An increase in prevailing interest rates typically causes the value of fixed income securities to fall, while a decline in prevailing interest rates may cause the market value of fixed income securities to rise. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.



- CREDIT RISK--The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-rated bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-rated) bonds.



- SMALL COMPANY RISK--The risk that investments in smaller companies may be more volatile than investments in larger companies, as smaller companies generally experience higher growth and failure rates. The trading volume of smaller company securities is normally lower than that of larger companies. Such securities may be less liquid than others and could make it difficult to sell a security at a time or price desired. Changes in the demand for the securities of smaller companies generally have a disproportionate effect on their market price, tending to make prices rise more in response to buying demand and fall more in response to selling pressure.


--------------------------------------------------------------------------------
80                                                   UBS Global Asset Management

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



- GEOGRAPHIC CONCENTRATION RISK--The risk that if the Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.



- NON-DIVERSIFICATION RISK--The risk that the Fund will be more volatile than a diversified fund because it invests its assets in a smaller number of issuers. The gains or losses on a single security may, therefore, have a greater impact on the Fund's net asset value.



- DERIVATIVES RISK--The risk that the Fund's investments in derivatives may rise or fall more rapidly than other investments.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   81

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



Performance



There is no performance information quoted for the Fund as the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
82                                                   UBS Global Asset Management

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



Expenses and Fee Tables



FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy, sell and hold shares of the Fund.



SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)



                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Maximum Sales Charge (Load) (as a % of offering price)......   5.50%    5.00%    1.00%     None
Maximum Front-End Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................   5.50%     None     None     None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None    5.00%    1.00%     None
Exchange Fee................................................    None     None     None     None
Redemption Fee
  (as a percentage of amount redeemed, if applicable)*......   1.00%     None     None    1.00%



  * Please see the section entitled "Selling Shares" for additional information concerning the applicability of the redemption fee.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)*



                                                              CLASS A  CLASS B  CLASS C  CLASS Y
                                                              -------  -------  -------  -------
Management Fees.............................................   1.10%    1.10%    1.10%    1.10%
Distribution and/or Service (12b-1) Fees....................   0.25%    1.00%    1.00%     None
Other Expenses**............................................   0.50%    0.50%    0.50%    0.50%
                                                              ------   ------   ------   ------
Total Annual Fund Operating Expenses........................   1.85%    2.60%    2.60%    1.60%
                                                              ======   ======   ======   ======
Management Fee Waiver/Expense Reimbursements................     --%      --%      --%      --%
                                                              ------   ------   ------   ------
Net Expenses***.............................................   1.85%    2.60%    2.60%    1.60%
                                                              ======   ======   ======   ======



  *  The fees and expenses are based on estimates.
 ** Includes an administrative fee of 0.075% paid by the Fund to UBS Global AM. *** The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for its fiscal year ending June 30, 2004, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   83

UBS Emerging Markets Equity Fund
--------------------------------------------------------------------------



EXAMPLE



This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                ------    -------    -------    --------
Class A.....................................................     $728     $1,100          *           *
Class B (assuming sale of all shares at end of period)......      775      1,131          *           *
Class B (assuming no sale of shares)........................      263        808          *           *
Class C (assuming sale of all shares at end of period)......      263        808          *           *
Class C (assuming no sale of shares)........................      363        808          *           *
Class Y (assuming sale of all shares at end of period)......      463        811          *           *



  * The Fund has not projected expenses beyond the three-year period shown because the Fund had not commenced investment operations as of the date of this prospectus.


--------------------------------------------------------------------------------
84                                                   UBS Global Asset Management

The UBS Funds
--------------------------------------------------------------------------

Managing Your Fund Account

FLEXIBLE PRICING

The UBS Funds offer four classes of shares--Class A, Class B, Class C and
Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your shares of the Fund(s). Class Y shares are only available to certain types of investors.

The UBS Funds have adopted separate plans pertaining to the Class A, Class B and Class C shares of the Funds under rule 12b-1 that allow the Funds to pay service and (for Class B and Class C shares) distribution fees for the sale of the Funds' shares and services provided to shareholders. Because the 12b-1 fees for Class B and Class C shares are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares.

You may qualify for a waiver of certain sales charges on Class A, Class B and Class C shares. See "Sales Charge Waivers for Class A, Class B and Class C Shares" below. You may also qualify for a reduced sales charge on Class A shares. See "Sales Charge Reductions for Class A Shares" below.

CLASS A SHARES

Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is paid at the time of purchase and is not invested in a Fund. Class A shares pay an annual service fee of 0.25% of average net assets, but they pay no distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each Fund are described in the following tables:


CLASS A SALES CHARGES-UBS U.S. Bond Fund, UBS High Yield Fund, UBS Global Bond Fund and UBS Emerging Markets Debt Fund:


                                                                          REALLOWANCE TO
                                      SALES CHARGE AS A PERCENTAGE OF:    SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE  NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------                 --------------  -------------------  ------------------------------------
Less than $100,000.................         4.50%               4.71%                              4.00%
$100,000 to $249,999...............         3.50                3.63                               3.00
$250,000 to $499,999...............         2.50                2.56                               2.00
$500,000 to $999,999...............         2.00                2.04                               1.75
$1,000,000 and over (1)............         None                None                         Up to 1.00(2)


CLASS A SALES CHARGES-UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real


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Estate Equity Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS
International Equity Fund and UBS Emerging Markets Equity Fund:


                                                                          REALLOWANCE TO
                                      SALES CHARGE AS A PERCENTAGE OF:    SELECTED DEALERS AS
AMOUNT OF INVESTMENT                 OFFERING PRICE  NET AMOUNT INVESTED  PERCENTAGE OF OFFERING PRICE
--------------------                 --------------  -------------------  ------------------------------------
Less than $50,000..................         5.50%               5.82%                              5.00%
$50,000 to $99,999.................         4.50                4.71                               4.00
$100,000 to $249,999...............         3.50                3.63                               3.00
$250,000 to $499,999...............         2.50                2.56                               2.00
$500,000 to $999,999...............         2.00                2.04                               1.75
$1,000,000 and over (1)............         None                None                         Up to 1.00(2)

(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under a Fund's Automatic Cash Withdrawal Plan are not subject to this charge.
(2) UBS Global AM pays 1.00% to the dealer for sales of greater than $1 million but less than $3 million, 0.75% for sales of at least
     $3 million but less than $5 million, 0.50% for sales of at least
     $5 million but less than $50 million, and 0.25% for sales of $50 million or more.

CLASS B SHARES

Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase price in Fund shares. However, you may have to pay the deferred sales charge when you sell your Fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of the specified period, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                    PERCENTAGE (BASED ON AMOUNT OF
                                   INVESTMENT) BY WHICH THE SHARES'
                                    NET ASSET VALUE IS MULTIPLIED:
                                --------------------------------------
                                LESS      $100,000  $250,000  $500,000
IF YOU SELL                     THAN      TO        TO        TO
SHARES WITHIN:                  $100,000  $249,999  $499,999  $999,999
--------------                  --------  --------  --------  --------
1st year since purchase.......  5%        3%        3%        2%
2nd year since purchase.......  4%        2%        2%        1%
3rd year since purchase.......  3%        2%        1%        None
4th year since purchase.......  2%        1%        None      None
5th year since purchase.......  2%        None      None      None
6th year since purchase.......  1%        None      None      None
7th year since purchase.......  None      None      None      None

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than

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$250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000 and after the end of the second year if you purchase $500,000 or more but less than $1 million. TO QUALIFY FOR THE LOWER DEFERRED SALES CHARGE AND SHORTER CONVERSION SCHEDULE, YOU MUST MAKE THE INDICATED INVESTMENT AS A SINGLE PURCHASE.

Regardless of the amount of the investment, Class B shares of Family Funds ("Family Funds" include other UBS Funds, UBS PACE Select funds and other funds for which UBS Global AM serves as principal underwriter) purchased or acquired prior to November 5, 2001 and exchanged (including exchanges as part of a reorganization) for shares of the Funds after November 5, 2001 (collectively, "Prior Class B Shares") are subject to a deferred sales charge at the time of redemption at the following percentages: (i) 5%, if shares are sold within the first year since purchase; (ii) 4%, if shares are sold within the second year since purchase; (iii) 3%, if shares are sold within the third year since purchase; (iv) 2%, if shares are sold within the fourth or fifth year since purchase; and (v) 1%, if shares are sold within the sixth year of purchase. Prior Class B Shares held longer than six years are not subject to a deferred sales charge and automatically convert to Class A shares, which have lower ongoing expenses.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

CLASS C SHARES


Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets for fixed income funds, and 0.75% of average net assets for equity funds, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.


Class C shares also have a contingent deferred sales charge of 1.00% for equity funds and 0.75% for fixed income funds, applicable if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 1.00% for equity funds and 0.75% for fixed income funds by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES
CLASS A FRONT-END SALES CHARGE WAIVERS. Front-end sales charges will be waived if you buy Class A shares with proceeds from the following sources:

 1. Redemptions from any registered mutual fund for which UBS Global AM or any of its affiliates serves as principal underwriter if you:

    - Originally paid a front-end sales charge on the shares; and

    - Reinvest the money within 60 days of the redemption date.

The Funds' front-end sales charges will also not apply to Class A purchases by or through:

 2. Employees of UBS AG and its subsidiaries and members of the employees' immediate families; and members of the Board of Directors/Trustees of any investment company for which UBS Global AM or any of its affiliates serves as principal underwriter.

 3. Trust companies and bank trust departments investing on behalf of their clients if clients pay the bank or trust company an asset-based fee for trust or asset management services.

 4. Retirement plans and deferred compensation plans that have assets of at least $1 million or at least 25 eligible employees.

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 5. Broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise have an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), on behalf of clients participating in a fund supermarket, wrap program, or other program in which clients pay a fee for advisory services, executing transactions in Fund shares, or for otherwise participating in the program.

 6. Employees of broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into a selling agreement with UBS Global AM (or otherwise having an arrangement with a broker-dealer or other financial institution with respect to sales of fund shares), and their immediate family members, as allowed by the internal policies of their employer.

 7. Insurance company separate accounts.

 8. Shareholders of the Class N shares of any UBS Fund who held such shares at the time they were redesignated as Class A shares.

 9. Reinvestment of capital gains distributions and dividends.

10. College savings plans organized under Section 529 of the Internal Revenue Code (the "IRC").


11. A UBS Financial Services Inc. Adviser who was formerly employed as an investment executive with a competing brokerage firm, and


    - you were the Financial Advisor's client at the competing brokerage firm;

    - within 90 days of buying shares in the Fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

    - you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund.


CLASS A, CLASS B AND CLASS C SHARES CONTINGENT DEFERRED SALES CHARGE WAIVERS. The contingent deferred sales charge will be waived for:


- Redemptions of Class A shares by former holders of Class N shares;

- Exchanges between funds for which UBS Global AM or one of its affiliates serves as principal underwriter, if purchasing the same class of shares;

- Redemptions following the death or disability of the shareholder or beneficial owner;

- Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

  -- are limited annually to no more than 12% of the original account value;

  -- are made in equal monthly amounts, not to exceed 1% per month; and

  -- the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

- Redemptions of shares purchased through retirement plans.

SALES CHARGE REDUCTIONS FOR CLASS A SHARES

RIGHT OF ACCUMULATION


A purchaser of Class A shares may qualify for a reduction of the front-end sales charge on purchases


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of Class A shares by combining a current purchase with certain other Class A,
Class B and/or Class C shares of Family Funds (please note that any Family Fund that is a money market fund will not count for purposes of the right of accumulation discount or for purposes of satisfying the terms of a Letter of Intent) already owned. To determine if you qualify for a reduction of the front-end sales charge, the amount of your current purchase is added to the current net asset value of your other Class A, Class B and/or Class C shares, as well as those Class A, Class B and/ or Class C shares of your spouse and children under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts invested in Class A, Class B and/or Class C shares of the Family Funds. Companies with one or more retirement plans may add together the total plan assets invested in Class A, Class B and/or Class C shares of the Family Funds to determine the front-end sales charge that applies. To qualify for the discount on a purchase through a financial institution, when each purchase is made the investor or institution must provide UBS Global AM with sufficient information to verify that the purchase qualifies for the privilege or discount. The right of accumulation may be amended or terminated by UBS Global AM at any time as to purchases occurring thereafter.


LETTER OF INTENT

Investors may also obtain reduced sales charges for Class A shares for investments of a particular amount by means of a written Letter of Intent, which expresses the investor's intention to invest that amount within a period of 13 months in shares of one or more Family Funds. Each purchase of Class A shares under a Letter of Intent will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A, Class B and/ or Class C shares made not more than three months prior to the date that investor signs a Letter of Intent and during the 13-month period in which the Letter of Intent is in effect; however, the 13-month period during which the Letter of Intent is in effect will begin on the date on which the Letter of Intent is signed.

Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for a right of accumulation discount (described above) may purchase shares under a single Letter of Intent.

The Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount, and must be invested immediately. Class A shares purchased with the first 5% of such amount may be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released only if the investor pays the sales charge that, without regard to the Letter of Intent, would apply to the total investment made to date.


Letter of Intent forms may be obtained from UBS Global AM or from investment professionals. Investors should read the Letter of Intent carefully.


NOTE ON SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to UBS Global AM or the Funds. For more information, you should contact your investment professional or call 1-800-647-1568. If you want information on the Automatic Cash Withdrawal Plan, see the SAI or contact your investment professional.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares.

The following are eligible to purchase Class Y shares:

- Shareholders of the Class I shares of any UBS Fund who held such shares as of the date the shares were redesignated Class Y shares;

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- Retirement plans with 5,000 or more eligible employees or $100 million or more in plan assets;

- Retirement plan platforms/programs that include Fund shares if the platform/program covers plan assets of at least $100 million;

- Trust companies and bank trust departments purchasing shares on behalf of their clients in a fiduciary capacity;

- Banks, registered investment advisors and other financial institutions purchasing fund shares for their clients as part of a discretionary asset allocation model portfolio;

- Shareholders who owned Class Y shares of the Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program;

- College savings plans organized under Section 529 of the IRC, if shareholder servicing fees are paid exclusively outside of the participating funds;

- Other investors as approved by the Funds' Board of Trustees;


- Shareholders who invest a minimum initial amount of $10 million in a Fund ($5 million for UBS U.S. Small Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund). An institutional investor may aggregate its holdings with holdings of certain related institutional investors to meet the foregoing minimums; and



- Foundations, Endowments and Religious and other charitable organizations described in Section 501(c)(3) of the IRC.


Class Y shares do not pay ongoing 12b-1 distribution or service fees. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

You can buy Fund shares through your investment professional at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement.

If you wish to invest in other Family Funds, you can do so by:

- Contacting your investment professional (if you have an account at a financial institution that has entered into a dealer agreement with UBS Global AM);

- Buying shares through the transfer agent as described below; or

- Opening an account by exchanging shares from another Family Fund.

The Funds and UBS Global AM reserve the right to reject a purchase order or suspend the offering of shares.

THROUGH FINANCIAL INSTITUTIONS/PROFESSIONALS

As mentioned above, the Funds have entered into one or more sales agreements with brokers, dealers or other financial intermediaries ("Service Providers"), as well as with financial institutions (banks and bank trust departments) (each an "Authorized Dealer"). The Authorized Dealer, or intermediaries designated by the Authorized Dealer (a "Sub-designee"), may in some cases be authorized to accept purchase and redemption orders that are in "good form" on behalf of the Funds. A Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee receives the order in good form. Such orders will be priced at the Fund's net asset value next computed after such order is received in good form by the Authorized Dealer or Sub-designee. These Authorized Dealers may charge the investor a transaction fee or other fee for their services at the time of purchase. These fees would not be otherwise charged if you purchased shares directly from the Funds. It is the responsibility of such Authorized Dealers or Sub-designees to promptly forward purchase orders with payments to the Funds.

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The Advisor, or its affiliates, may, from their own resources, compensate
Service Providers for services performed with respect to a Fund's Class Y shares. These services may include marketing, shareholder servicing, recordkeeping and/or other services. When these service arrangements are in effect, they are generally made available to all qualified Service Providers.

MINIMUM INVESTMENTS:

Class A, Class B and Class C shares:
To open an account................................  $     1,000
To add to an account..............................  $       100

The Funds may waive or reduce these amounts for:

- Employees of UBS Global AM or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Funds' automatic investment plan.

MARKET TIMERS. The interests of the Funds' long-term shareholders and their ability to manage their investments may be adversely affected when their shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, a Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force a Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt a Fund's performance and its shareholders. When UBS Global AM believes frequent trading would have a disruptive effect on a Fund's ability to manage its investments, UBS Global AM and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that UBS Global AM believes to be a market timer.

SELLING SHARES

You can sell your Fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, a Fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, a Fund may delay payment until it verifies that it has received good payment. If you hold your shares through a financial institution, you can sell shares by contacting your investment professional, or an Authorized Dealer or Sub-designee, for more information. Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees. If you purchased shares through the Funds' transfer agent, you may sell them as explained below.

If you sell Class A shares and then repurchase Class A shares of the same Fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

The Funds reserve the right to pay redemptions "in kind" (i.e., payment in securities rather than cash) if the investment you are redeeming is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). In these cases, you might incur brokerage costs converting the securities to cash.

It costs the Funds money to maintain shareholder accounts. Therefore, the Funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a Fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A Fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the Fund's net asset value.


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a Fund may not be able to maintain your account. If a Fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the Fund and UBS Global AM reserve the right


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to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.



REDEMPTION FEE (UBS GLOBAL ALLOCATION FUND, UBS GLOBAL EQUITY FUND, UBS INTERNATIONAL EQUITY FUND, UBS EMERGING MARKETS DEBT FUND AND UBS EMERGING MARKETS EQUITY FUND)



If you sell or exchange Class A shares or sell Class Y shares of UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund or UBS Emerging Markets Equity Fund less than 90 days after you purchased them, a redemption fee of 1.00% of the amount sold or exchanged will be deducted at the time of the transaction, except as noted below. This amount will be paid to the applicable Fund, not to the Advisor or UBS Global AM. The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Shares held the longest will be redeemed first for purposes of calculating the redemption fee. The redemption fee will not apply to Class A or Class Y shares of the above-referenced Funds that:


- are held through certain omnibus accounts, including retirement plans qualified under Section 401(k) of the IRC or plans administered as college savings programs under Section 529 of the IRC;

- are sold or exchanged under automatic withdrawal plans;

- are held through certain managed account programs with automatic asset allocation rebalancing features; or

- are sold due to death or disability of the shareholder.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of a fund for shares of the same class of most other Family Funds. You may not exchange Class Y shares.


You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares but shareholders of UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may be subject to the redemption fee as noted above. Also, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. A Fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the Fund acquired in the exchange.


Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if the value of shares you exchange is not as large as the minimum investment amount in that other Fund.

You may exchange shares of one Fund for shares of another Fund only after the first purchase has settled and the first Fund has received your payment.

If you hold your Fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold Fund shares through the Funds' transfer agent, you may exchange your shares as explained below.

The Funds may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in this or any other of the Family Funds through the Funds' transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the Funds' transfer agent. Your letter must include:

- Your name and address;

- Your account number;

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- The name of the Fund whose shares you are selling, and if exchanging shares, the name of the Fund whose shares you want to buy;

- The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The Funds will not accept signature guarantees that are not part of these programs.

Applications to purchase shares (along with a check), and letters requesting redemptions of shares or exchanges of shares through the transfer agent should be mailed to:


  PFPC Inc.
  Attention: UBS Mutual Funds
  760 Moore Road
  King of Prussia, PA 19406


You do not have to complete an application when you make additional investments in the same Fund.

PRICING AND VALUATION

The price at which you may buy, sell or exchange Fund shares is based on the net asset value per share. Each Fund calculates net asset value on days that the New York Stock Exchange ("NYSE") is open. Each Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and a Fund does not price its shares, on most national holidays and on Good Friday.

Your price for buying, selling or exchanging shares of a Fund will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the Fund receives your order in good form. If you place your order through a financial institution, your investment professional is responsible for making sure that your order is promptly sent to the Fund.

Each Fund calculates its net asset value based on the current market value of its portfolio securities. Each Fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the Funds' Board of Trustees. Each Fund normally uses the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.


Each Fund calculates the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A Fund may own securities including some securities that trade primarily in foreign markets that trade on weekends or other days on which the Fund does not calculate net asset value. As a result, a Fund's net asset value may change on days when you will not be able to buy and sell your Fund shares. If a Fund concludes that a material change in the value of a foreign security has occurred after the close of trading in its principal foreign market but before the close of regular trading on the NYSE, the Fund may use fair value methods to reflect those changes. This policy is intended to assure that each Fund's net asset value fairly reflects security values as of the time of pricing.


--------------------------------------------------------------------------------
UBS Global Asset Management                                                   93
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Management

INVESTMENT ADVISOR AND SUB-ADVISOR


UBS Global Asset Management (Americas) Inc. (the "Advisor"), a Delaware corporation located at One North Wacker Drive, Chicago, IL 60606, is an investment advisor registered with the U.S. Securities and Exchange Commission. As of June 30, 2003, the Advisor had approximately $36.6 billion in assets under management. The Advisor is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $419 billion in assets under management as of June 30, 2003. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.



The Advisor employs its affiliate, UBS Global Asset Management (New York) Inc. (the "Sub-Advisor"), to serve as sub-advisor to the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund. The Sub-Advisor is also a subsidiary of UBS. As of June 30, 2003, the Sub-Advisor had approximately $12.2 billion in assets under management. The Sub-Advisor is located at 51 West 52nd Street, New York, NY 10019-6114.


Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for managing the investment and reinvestment of a Fund's portfolio, including placing orders for the purchase and sale of portfolio securities. The Sub-Advisor also furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board of Trustees and officers.

PORTFOLIO MANAGEMENT

Investment decisions for the Funds are made by investment management teams at the Advisor and the Sub-Advisor. No member of any investment management team is primarily responsible for making recommendations for portfolio purchases.

ADVISORY FEES

The investment advisory fees (expressed as a percentage of average net assets) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund are presented in the tables below.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the amounts listed in the table below under "Total Expense Limit." The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Funds' fiscal year ending June 30, 2004. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the

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94                                                   UBS Global Asset Management
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total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.


                                          TOTAL
                                          EXPENSE   ADVISORY
                                          LIMIT     FEE
                                          --------  ---------
UBS U.S. Value Equity Fund..............    0.85%      0.70%
UBS U.S. Small Cap Equity Fund..........    1.15       1.00
UBS U.S. Real Estate Equity Fund........    1.05       0.90
UBS Global Allocation Fund..............    1.10       0.80
UBS Global Equity Fund..................    1.00       0.75
UBS Global Bond Fund....................    0.90       0.75
UBS U.S. Allocation Fund................    0.80       0.70
UBS U.S. Equity Fund....................    1.05       0.70
UBS U.S. Large Cap Growth Fund..........    0.80       0.70
UBS U.S. Small Cap Growth Fund..........    1.15       1.00
UBS U.S. Bond Fund......................    0.60       0.50
UBS High Yield Fund.....................    0.95       0.60
UBS Emerging Markets Debt Fund..........    0.65       1.15
UBS Emerging Markets Equity Fund........    1.10       1.60


With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Fund do not exceed the amount listed in the table below under "Total Expense Limit":

                                          TOTAL
                                          EXPENSE   ADVISORY
                                          LIMIT     FEE
                                          --------  ---------
UBS International Equity Fund...........    1.00%      0.80%

The Advisor pays the Sub-Advisor a portion of the fee the Advisor receives under its investment advisory agreement with each Fund sub-advised by the Sub-Advisor. See the SAI for further information.

ADMINISTRATOR

UBS Global Asset Management (US) Inc. ("UBS Global AM"), located at 51 West 52nd Street, New York, NY 10019-6114, is the administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS. Each Fund pays UBS Global AM at the annual contract rate of 0.075% of its average daily net assets for administrative services.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   95
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Dividends and Taxes

DIVIDENDS AND DISTRIBUTIONS


Income dividends are normally declared, and paid, by each fixed income fund monthly, and by each equity fund and multi-asset fund annually. Capital gains, if any, are distributed in December. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gains rates.


Classes with higher expenses are expected to have lower income dividends. For example, Class B and Class C shares are expected to have the lowest dividends of a Fund's shares, while Class Y shares are expected to have the highest.


You will receive income dividends and capital gain distributions in additional shares of the same class of a Fund unless you notify your investment professional or the Fund in writing that you elect to receive them in cash. Clients who own Fund shares through certain wrap fee programs may not have the option of electing to receive dividends in cash. Distribution options may be changed at any time by requesting a change in writing. Dividends and distributions are reinvested on the reinvestment date at the net asset value determined at the close of business on that date.


If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

TAXES

In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year.

By law, a Fund must withhold a portion of your taxable distributions and redemption proceeds unless you:

- provide your correct social security or taxpayer identification number,

- certify that this number is correct,

- certify that you are not subject to backup withholding, and

- certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so.

When you sell your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Family Fund is the same as a sale.

Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Any foreign taxes a Fund pays on its investments may be passed through to you as a foreign tax credit. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

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Supplemental Investment Advisor Performance Information

Because the Advisor has managed other advisory accounts for many years in a substantially similar manner to the way in which the Advisor manages certain Funds, the following supplemental performance information is being provided to assist prospective investors in making an informed investment decision. The tables below provide performance information for composites of other advisory accounts ("Account Composite Performance") managed by the Advisor in a substantially similar manner to the way in which the Advisor manages certain Funds' assets. The Account Composite Performance was obtained from the records maintained by the Advisor, and is adjusted to reflect each applicable Fund's Class A current net expenses, which include the effect of fee waivers and/ or expense reimbursements, as applicable. The following presentation also shows the Account Composite Performance adjusted to reflect each applicable Fund's
Class A current net expenses, which include the effect of fee waivers and/or expense reimbursements, as applicable, and also reflects the Class A front-end sales charge of 5.50% or 4.50%, as applicable. The performance of one or more appropriate unmanaged benchmark indexes, not adjusted for any fees or expenses, is provided as well for each composite.

Please note that the Account Composite Performance is not the Funds' own historical performance. The Account Composite Performance should not be considered a substitute for the Funds' performance, and the Account Composite Performance is not necessarily an indication of the Funds' future performance. The accounts included in the Account Composite Performance were not necessarily subject to certain investment limitations, diversification requirements and other restrictions imposed on mutual funds by the Investment Company Act of 1940 and the IRC, which, if applicable, may have adversely affected the performance of these accounts.

--------------------------------------------------------------------------------
UBS Global Asset Management                                                   97
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Supplemental Performance Information for the Advisor of UBS U.S. Bond Fund


COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
JANUARY 1, 1982 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

YEAR  NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
1982             29.00%             35.08%            36.20%                   32.62%
1983              1.99%              6.79%             7.70%                    8.37%
1984              9.56%             14.72%            15.69%                   15.15%
1985             15.78%             21.24%            22.25%                   22.11%
1986              9.80%             14.98%            15.94%                   15.25%
1987             -0.97%              3.70%             4.58%                    2.76%
1988              3.11%              7.97%             8.88%                    7.88%
1989              7.67%             12.74%            13.69%                   14.53%
1990              3.56%              8.44%             9.35%                    8.95%
1991             12.04%             17.31%            18.30%                   16.00%
1992              2.40%              7.22%             8.13%                    7.40%
1993              4.68%              9.61%            10.54%                    9.75%
1994             -7.49%             -3.13%            -2.30%                   -2.92%
1995             12.33%             17.62%            18.61%                   18.48%
1996             -1.14%              3.51%             4.39%                    3.63%
1997              4.32%              9.24%            10.16%                    9.65%
1998              2.49%              7.32%             8.22%                    8.67%
1999             -5.43%             -0.97%            -0.13%                   -0.83%
2000              5.59%             10.56%            11.50%                   11.62%
2001              3.08%              7.93%             8.84%                    8.44%
2002             -0.59%              4.09%             4.61%                    5.04%
2003             -0.58%              4.11%             4.99%                    4.36%


COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            -0.58%             4.11%             4.99%                  4.36%
5 years.......................             4.96%             5.93%             6.83%                  6.56%
10 years......................             5.61%             6.10%             7.00%                  6.67%
Since inception...............             9.74%             9.97%            10.90%                 10.30%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Lehman U.S. Aggregate Index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.

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Supplemental Performance Information for the Advisor of UBS U.S. Bond Fund


COMPOSITE PERFORMANCE: U.S. BOND COMPOSITE
JANUARY 1, 1982 THROUGH DECEMBER 31, 2002



                                                                                        BENCHMARK
YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -------------
1982..........................            29.00%             35.08%            36.20%           32.62%
1983..........................             1.99%              6.79%             7.70%            8.37%
1984..........................             9.56%             14.72%            15.69%           15.15%
1985..........................            15.78%             21.24%            22.25%           22.11%
1986..........................             9.80%             14.98%            15.94%           15.25%
1987..........................            -0.97%              3.70%             4.58%            2.76%
1988..........................             3.11%              7.97%             8.88%            7.88%
1989..........................             7.67%             12.74%            13.69%           14.53%
1990..........................             3.56%              8.44%             9.35%            8.95%
1991..........................            12.04%             17.31%            18.30%           16.00%
1992..........................             2.40%              7.22%             8.13%            7.40%
1993..........................             4.68%              9.61%            10.54%            9.75%
1994..........................            -7.49%             -3.13%            -2.30%           -2.92%
1995..........................            12.33%             17.62%            18.61%           18.48%
1996..........................            -1.14%              3.51%             4.39%            3.63%
1997..........................             4.32%              9.24%            10.16%            9.65%
1998..........................             2.49%              7.32%             8.22%            8.67%
1999..........................            -5.43%             -0.97%            -0.13%           -0.83%
2000..........................             5.59%             10.56%            11.50%           11.62%
2001..........................             3.08%              7.93%             8.84%            8.44%
2002..........................             4.07%              8.98%             9.90%           10.25%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Lehman U.S. Aggregate Index. The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                   99
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Supplemental Performance Information for the Advisor of UBS Global Allocation
Fund


COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
JANUARY 1, 1985 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
1985         17.60%         24.45%      26.10%         32.56%         42.02%         32.29%         32.91%
1986         11.59%         18.09%      19.66%         16.09%         42.65%         26.47%         24.78%
1987          6.37%         12.55%      14.06%          2.27%         16.68%         18.39%          9.92%
1988          8.01%         14.29%      15.82%         17.95%         24.11%          4.37%         15.96%
1989         11.16%         17.63%      19.20%         29.17%         16.97%          4.34%         19.36%
1990         -2.17%          3.53%       4.92%         -6.18%        -16.54%         11.97%         -3.56%
1991         14.78%         21.46%      23.07%         34.20%         19.03%         15.82%         23.97%
1992          1.69%          7.61%       9.05%          8.98%         -4.64%          5.53%          4.47%
1993          4.48%         10.56%      12.04%         11.28%         22.90%         13.28%         14.46%
1994         -7.47%         -2.09%      -0.76%         -0.06%          5.48%          2.33%          1.42%
1995         17.54%         24.38%      26.03%         36.45%         21.29%         19.04%         24.70%
1996          7.48%         13.74%      15.25%         21.21%         13.92%          3.63%         12.53%
1997          4.28%         10.35%      11.83%         31.29%         15.92%          0.24%         14.30%
1998          2.36%          8.33%       9.78%         23.43%         24.62%         15.29%         16.45%
1999         -4.25%          1.32%       2.69%         23.56%         25.12%         -4.26%         16.85%
2000         -0.58%          5.20%       6.62%        -10.89%        -13.08%          1.59%         -6.11%
2001         -3.62%          2.00%       3.37%        -10.97%        -16.63%         -0.99%         -7.50%
2002         -9.04%         -3.75%      -2.99%         -5.90%         -8.75%         10.93%        -16.38%
2003          6.46%         12.65%      14.16%         14.86%         11.30%          9.43%         12.66%


COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
FOR PERIODS ENDED AUGUST 31, 2003



                           NET            NET            GROSS       BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
----                       -------------  -------------  ----------  -------------  -------------  -------------  -------------
1 year...................         6.46%         12.65%       14.16%        14.86%         11.30%          9.43%         12.66%
5 years..................         4.67%          5.86%        7.29%         3.52%          0.84%          5.34%          4.49%
10 years.................         6.52%          7.13%        8.57%         9.64%          5.91%          5.79%          7.28%
Since inception..........        10.28%         10.62%       12.10%        12.50%         11.08%          9.88%         11.15%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a repre-sentative total return for all major stock exchanges located inside and outside the United States.
(5) The Citigroup World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(6) GSMI is produced internally from generally available indices and is a blended index incorporating percentages of various indices across certain capital markets. As of July 1, 2000, the Global Securities Market Index was constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Citigroup Broad Investment Grade Bond Index, 9% Citigroup Non-U.S. World Government Bond Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global. The percentages may be periodically re-weighted to reflect changing capital market expectations.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to March 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.



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100                                                  UBS Global Asset Management
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Supplemental Performance Information for the Advisor of UBS Global Allocation
Fund


COMPOSITE PERFORMANCE: GLOBAL SECURITIES COMPOSITE+
JANUARY 1, 1985 THROUGH DECEMBER 31, 2002



                           NET            NET            GROSS         BENCHMARK      BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       RETURN (%)(1)  RETURN (%)(2)  RETURN (%)    RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)  RETURN (%)(6)
----                       -------------  -------------  ------------  -------------  -------------  -------------  -------------
1985.....................         17.60%         24.45%        26.10%         32.56%         42.02%         32.29%         32.91%
1986.....................         11.59%         18.09%        19.66%         16.09%         42.65%         26.47%         24.78%
1987.....................          6.37%         12.55%        14.06%          2.27%         16.68%         18.39%          9.92%
1988.....................          8.01%         14.29%        15.82%         17.95%         24.11%          4.37%         15.96%
1989.....................         11.16%         17.63%        19.20%         29.17%         16.97%          4.34%         19.36%
1990.....................         -2.17%          3.53%         4.92%         -6.18%        -16.54%         11.97%         -3.56%
1991.....................         14.78%         21.46%        23.07%         34.20%         19.03%         15.82%         23.97%
1992.....................          1.69%          7.61%         9.05%          8.98%         -4.64%          5.53%          4.47%
1993.....................          4.48%         10.56%        12.04%         11.28%         22.90%         13.28%         14.46%
1994.....................         -7.47%         -2.09%        -0.76%         -0.06%          5.48%          2.33%          1.42%
1995.....................         17.54%         24.38%        26.03%         36.45%         21.29%         19.04%         24.70%
1996.....................          7.48%         13.74%        15.25%         21.21%         13.92%          3.63%         12.53%
1997.....................          4.28%         10.35%        11.83%         31.29%         15.92%          0.24%         14.30%
1998.....................          2.36%          8.33%         9.78%         23.43%         24.62%         15.29%         16.45%
1999.....................         -4.25%          1.32%         2.69%         23.56%         25.12%         -4.26%         16.85%
2000.....................         -0.58%          5.20%         6.62%        -10.89%        -13.08%          1.59%         -6.11%
2001.....................         -3.62%          2.00%         3.37%        -10.97%        -16.63%         -0.99%         -7.50%
2002.....................         -8.92%         -3.62%        -2.31%        -20.86%        -19.65%         19.49%         -8.27%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) MSCI World Equity (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a repre-sentative total return for all major stock exchanges located inside and outside the United States.
(5) The Citigroup World Government Bond Index represents the broad global fixed income markets and includes debt issues of U.S. and most developed international governments, governmental entities and supranationals.
(6) The Global Securities Market Index (GSMI) is produced internally from generally available indices and is a blended index incorporating percentages of various indices across certain capital markets. As of July 1, 2000, the Global Securities Market Index was constructed as follows: 40% Wilshire 5000 Equity Index, 22% MSCI World Ex USA (Free) Index, 21% Citigroup Broad Investment Grade Bond Index, 9% Citigroup Non-U.S. World Government Bond Index, 3% Merrill Lynch High Yield Cash Pay Index, 3% MSCI Emerging Markets Free Index and 2% JP Morgan EMBI Global. The percentages may be periodically re-weighted to reflect changing capital market expectations.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to March 31, 1984 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.



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UBS Global Asset Management                                                  101
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--------------------------------------------------------------------------


Supplemental Performance Information for the Advisor of UBS U.S. Allocation Fund



COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE JANUARY 1, 1982 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK      BENCHMARK      BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
1982         18.50%         25.40%      26.69%         18.71%         32.62%         23.37%
1983          9.63%         16.01%      17.21%         23.46%          8.37%         18.03%
1984          3.59%          9.62%      10.76%          3.05%         15.15%          7.29%
1985         13.04%         19.62%      20.86%         32.56%         22.11%         29.05%
1986          7.02%         13.25%      14.43%         16.09%         15.25%         16.15%
1987          1.93%          7.86%       8.99%          2.27%          2.76%          3.77%
1988          8.01%         14.30%      15.49%         17.95%          7.88%         14.42%
1989         13.05%         19.63%      20.87%         29.17%         14.53%         24.00%
1990         -2.35%          3.33%       4.41%         -6.18%          8.95%         -0.82%
1991         14.32%         20.98%      22.23%         34.20%         16.00%         27.80%
1992          2.54%          8.51%       9.64%          8.98%          7.40%          8.56%
1993          4.42%         10.50%      11.65%         11.28%          9.75%         10.85%
1994         -7.24%         -1.84%      -0.81%         -0.06%         -2.92%         -0.99%
1995         19.58%         26.54%      27.84%         36.45%         18.48%         29.98%
1996          4.88%         10.98%      12.14%         21.21%          3.63%         14.90%
1997          7.18%         13.43%      14.60%         31.29%          9.65%         23.50%
1998          5.40%         11.54%      12.69%         23.43%          8.67%         18.85%
1999         -6.99%         -1.57%      -0.54%         23.56%         -0.83%         14.66%
2000          3.11%          9.11%      10.25%        -10.89%         11.62%         -3.26%
2001          0.06%          5.88%       6.99%        -10.97%          8.44%          4.02%
2002        -11.62%         -6.48%      -5.90%         -5.90%          5.04%        -10.95%
2003          2.89%          8.87%      10.01%         14.86%          4.36%         11.61%


COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE FOR PERIODS ENDED AUGUST 31, 2003



                                                                                   BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
----                       -----------------  -----------------  ----------------  -------------  -------------  -------------
1 year...................            2.89%              8.87%            10.01%          14.86%          4.36%         11.61%
5 years..................            3.83%              5.01%             6.11%           3.52%          6.56%          5.03%
10 years.................            6.86%              7.47%             8.59%           9.64%          6.67%          8.93%
Since inception..........           10.80%             11.09%            12.25%          12.80%         10.30%         12.24%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(5) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.

--------------------------------------------------------------------------------
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
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--------------------------------------------------------------------------


Supplemental Performance Information for the Advisor of UBS U.S. Allocation Fund



COMPOSITE PERFORMANCE: U.S. BALANCED NORMAL EQUITY ALLOCATION 65% COMPOSITE JANUARY 1, 1982 THROUGH DECEMBER 31, 2002



                                                                                   BENCHMARK      BENCHMARK      BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)  RETURN (%)(4)  RETURN (%)(5)
----                       -----------------  -----------------  ----------------  -------------  -------------  -------------
1982.....................            18.50%            25.40%             26.69%          18.71%         32.62%          23.37%
1983.....................             9.63%            16.01%             17.21%          23.46%          8.37%          18.03%
1984.....................             3.59%             9.62%             10.76%           3.05%         15.15%           7.29%
1985.....................            13.04%            19.62%             20.86%          32.56%         22.11%          29.05%
1986.....................             7.02%            13.25%             14.43%          16.09%         15.25%          16.15%
1987.....................             1.93%             7.86%              8.99%           2.27%          2.76%           3.77%
1988.....................             8.01%            14.30%             15.49%          17.95%          7.88%          14.42%
1989.....................            13.05%            19.63%             20.87%          29.17%         14.53%          24.00%
1990.....................            -2.35%             3.33%              4.41%          -6.18%          8.95%          -0.82%
1991.....................            14.32%            20.98%             22.23%          34.20%         16.00%          27.80%
1992.....................             2.54%             8.51%              9.64%           8.98%          7.40%           8.56%
1993.....................             4.42%            10.50%             11.65%          11.28%          9.75%          10.85%
1994.....................            -7.24%            -1.84%             -0.81%          -0.06%         -2.92%          -0.99%
1995.....................            19.58%            26.54%             27.84%          36.45%         18.48%          29.98%
1996.....................             4.88%            10.98%             12.14%          21.21%          3.63%          14.90%
1997.....................             7.18%            13.43%             14.60%          31.29%          9.65%          23.50%
1998.....................             5.40%            11.54%             12.69%          23.43%          8.67%          18.85%
1999.....................            -6.99%            -1.57%             -0.54%          23.56%         -0.83%          14.66%
2000.....................             3.11%             9.11%             10.25%         -10.89%         11.62%          -3.26%
2001.....................             0.06%             5.88%              6.99%         -10.97%          8.44%          -4.02%
2002.....................           -11.81%            -6.67%             -5.69%         -20.86%         10.25%         -10.55%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) The Lehman U.S. Aggregate Index is an unmanaged index of investment grade fixed-rate debt issues, including corporate, government, mortgage-backed and asset-backed securities with maturities of at least one year.
(5) The U.S. Balanced Mutual Fund Index is an unmanaged index compiled by the Advisor and represents a fixed composite of 65% Wilshire 5000 Equity Index and 35% Lehman U.S. Aggregate Index.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  103
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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Equity Fund


COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
JULY 1, 1992 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK      BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)
1992          8.51%         14.83%      16.02%          8.98%          9.04%
1993          9.70%         16.08%      17.28%         11.28%         10.15%
1994         -5.52%         -0.01%       1.04%         -0.06%          0.38%
1995         33.09%         40.85%      42.28%         36.45%         37.77%
1996         18.77%         25.68%      26.98%         21.21%         22.44%
1997         18.57%         25.48%      26.77%         31.29%         32.85%
1998         10.04%         16.46%      17.66%         23.43%         27.02%
1999        -10.06%         -4.82%      -3.82%         23.56%         20.91%
2000         -1.93%          3.77%       4.86%        -10.89%         -7.79%
2001         -3.07%          2.57%       3.65%        -10.97%        -12.45%
2002        -18.41%        -13.66%     -13.17%        -18.89%        -21.65%
2003          4.42%         10.50%      11.65%         14.86%         12.86%


COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)  BENCHMARK RETURN (%)(4)
----                       -----------------  -----------------  ----------------  -----------------------  -----------------------
1 year...................            4.42%             10.50%            11.65%                 14.86%                   12.86%
5 years..................            2.73%              3.90%             4.99%                  3.52%                    3.07%
10 years.................            9.21%              9.83%            10.98%                  9.64%                    9.99%
Since inception..........           10.43%             10.97%            12.13%                  9.82%                   10.51%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) As of October 31, 2003, the benchmark changes from the Wilshire 5000 Equity Index to the Russell 1000 Index in order to align the strategy with a benchmark more reflective of the Advisor's investment practices. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to November 30, 1991 is not shown because such information relates only to subsectors or carveouts of other accounts managed by the Advisor.



--------------------------------------------------------------------------------
104                                                  UBS Global Asset Management

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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Equity Fund


COMPOSITE PERFORMANCE: U.S. EQUITY COMPOSITE+
JANUARY 1, 1992 THROUGH DECEMBER 31, 2002



YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)  BENCHMARK RETURN (%)(4)
----                       -----------------  -----------------  ----------------  -----------------------  -----------------------
1992.....................             8.51%             14.83%             16.02%                 8.98%                    9.04%
1993.....................             9.70%             16.08%             17.28%                11.28%                   10.15%
1994.....................            -5.52%             -0.01%              1.04%                -0.06%                    0.38%
1995.....................            33.09%             40.85%             42.28%                36.45%                   37.77%
1996.....................            18.77%             25.68%             26.98%                21.21%                   22.44%
1997.....................            18.57%             25.48%             26.77%                31.29%                   32.85%
1998.....................            10.04%             16.46%             17.66%                23.43%                   27.02%
1999.....................           -10.06%             -4.82%             -3.82%                23.56%                   20.91%
2000.....................            -1.93%              3.77%              4.86%               -10.89%                   -7.79%
2001.....................            -3.07%              2.57%              3.65%               -10.97%                  -12.45%
2002.....................           -20.97%            -16.37%            -15.48%               -20.86%                  -21.65%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Wilshire 5000 Equity Index. The Wilshire 5000 Equity Index is a broad-based, market capitalization weighted index that includes all U.S. common stocks. It is designed to provide a representative indication of the capitalization and return for the U.S. equity market.
(4) As of October 31, 2003, the benchmark changes from the Wilshire 5000 Equity Index to the Russell 1000 Index in order to align the strategy with a benchmark more reflective of the Advisor's investment practices. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index.
  + Although the Advisor has managed this asset class since 1982, performance information for the period prior to November 30, 1991 is not shown because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  105

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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Value Equity
Fund


COMPOSITE PERFORMANCE: U.S. VALUE EQUITY COMPOSITE
JULY 1, 1998 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1998+         -2.76%          2.90%       3.46%          3.10%
1999          -6.76%         -1.33%      -0.24%          7.33%
2000          10.04%         16.44%      17.71%          7.01%
2001          -3.21%          2.43%       3.55%         -5.59%
2002         -18.05%        -13.28%     -12.72%        -13.63%
2003           2.85%          8.83%      10.02%         11.63%


COMPOSITE PERFORMANCE: U.S. VALUE EQUITY COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            2.85%              8.83%            10.02%                 11.63%
Since inception...............            1.86%              2.98%             4.11%                  1.61%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
  +  Performance is presented for July 1, 1998 through December 31, 1998.

--------------------------------------------------------------------------------
106                                                  UBS Global Asset Management
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Supplemental Performance Information for the Advisor of UBS U.S. Value Equity
Fund


COMPOSITE PEFORMANCE: U.S. VALUE EQUITY COMPOSITE
JULY 1, 1998 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1998+.........................            -2.76%              2.90%              3.46%                 3.10%
1999..........................            -6.76%             -1.33%             -0.24%                 7.33%
2000..........................            10.04%             16.44%             17.71%                 7.01%
2001..........................            -3.21%              2.43%              3.55%                -5.59%
2002..........................           -20.05%            -15.40%            -14.45%               -15.52%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
  +  Performance is presented for July 1, 1998 through December 31, 1998.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  107

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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Large Cap Growth Fund


COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
OCTOBER 1, 1998 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1998+         17.93%         24.79%      25.09%         26.74%
1999          25.91%         33.24%      34.61%         33.16%
2000         -21.06%        -16.47%     -15.57%        -22.42%
2001         -27.67%        -23.46%     -22.64%        -20.42%
2002         -26.67%        -25.73%     -25.25%        -25.13%
2003           5.41%         11.54%      12.70%         14.08%


COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................             5.41%             11.54%            12.70%                14.08%
Since inception...............            -3.55%             -2.44%            -1.41%                -2.29%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
  +  Performance is presented for October 1, 1998 through December 31, 1998.

--------------------------------------------------------------------------------
108                                                  UBS Global Asset Management

The UBS Funds
--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Large Cap Growth Fund


COMPOSITE PERFORMANCE: U.S. LARGE CAPITALIZATION GROWTH COMPOSITE
OCTOBER 1, 1998 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1998+.........................            17.93%             24.79%             25.09%                26.74%
1999..........................            25.91%             33.24%             34.61%                33.16%
2000..........................           -21.06%            -16.47%            -15.57%               -22.42%
2001..........................           -27.67%            -23.46%            -22.64%               -20.42%
2002..........................           -32.94%            -29.04%            -28.27%               -27.88%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the 1,000 largest companies in the Russell 3000 Growth Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
  +  Performance is presented for October 1, 1998 through December 31, 1998.



--------------------------------------------------------------------------------
UBS Global Asset Management                                                  109

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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             NET            NET         GROSS       BENCHMARK
 YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1994++          1.05%          6.91%       7.53%          3.24%
1995           16.20%         22.96%      24.65%         28.44%
1996           11.58%         18.08%      19.71%         16.50%
1997           15.71%         22.45%      24.14%         22.36%
1998          -16.06%        -11.17%      -9.91%         -2.55%
1999           36.89%         44.86%      46.83%         21.26%
2000           16.95%         23.76%      25.47%        -20.54%
2001          -16.07%        -11.18%      -9.92%         -9.23%
2002          -21.08%        -16.48%     -15.79%        -30.05%
2003           22.74%         29.89%      31.67%         34.90%


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           22.74%             29.89%            31.67%                 34.90%
5 years.......................           15.16%             16.47%            18.09%                  0.68%
Since inception...............           11.82%             12.52%            14.09%                  4.71%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000, the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.

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110                                                  UBS Global Asset Management

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--------------------------------------------------------------------------

Supplemental Performance Information for the Advisor of UBS U.S. Small Cap Growth Fund


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION GROWTH COMPOSITE+ AUGUST 1, 1994 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1994++........................             1.03%              6.91%              7.53%                 3.24%
1995..........................            16.20%             22.96%             24.65%                28.44%
1996..........................            11.58%             18.08%             19.71%                16.50%
1997..........................            15.71%             22.45%             24.14%                22.36%
1998..........................           -16.06%            -11.17%             -9.91%                -2.55%
1999..........................            36.89%             44.86%             46.83%                21.26%
2000..........................            16.95%             23.76%             25.47%               -20.54%
2001..........................           -16.07%            -11.18%             -9.92%                -9.23%
2002..........................           -22.60%            -18.09%            -16.92%               -30.26%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Growth Index. Prior to May 1, 2000 the benchmark was the Russell 2000 Index. The Russell 2000 Growth Index is an unmanaged index composed of those companies in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index composed of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.
 ++  Performance is presented for August 1, 1994 through December 31, 1994.



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UBS Global Asset Management                                                  111
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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap
Equity Fund


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE+ JANUARY 1, 1987 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1987         -4.08%          1.51%       2.94%        -12.61%
1988         35.26%         43.13%      45.07%         22.61%
1989         16.69%         23.48%      25.18%         11.64%
1990         -8.05%         -2.70%      -1.33%        -25.08%
1991         36.87%         44.84%      46.80%         44.79%
1992         15.50%         22.22%      23.91%         19.36%
1993          4.85%         10.95%      12.49%         17.43%
1994         -6.27%         -0.81%       0.58%         -3.18%
1995         23.03%         30.20%      31.98%         30.56%
1996         18.44%         25.34%      27.06%         18.46%
1997         22.58%         29.71%      31.49%         22.82%
1998        -11.95%         -6.83%      -5.51%         -3.99%
1999         -4.14%          1.44%       2.86%         26.94%
2000          2.30%          8.25%       9.76%         -3.18%
2001          8.79%         15.13%      16.72%          2.49%
2002        -11.05%         -5.87%      -5.09%        -19.09%
2003         13.03%         19.61%      21.26%         29.08%


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           13.03%             19.61%            21.26%                 29.08%
5 years.......................            9.30%             10.55%            12.08%                  9.50%
10 years......................           11.16%             11.79%            13.35%                  8.78%
Since inception...............           14.21%             14.60%            16.19%                  9.90%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Index. The Russell 2000 Index is an index composed of the 2,000 smallest companies in The Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Prior to July 1, 2000, the benchmark was the Wilshire Small Stock Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.

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Supplemental Performance Information for the Advisor of UBS U.S. Small Cap
Equity Fund


COMPOSITE PERFORMANCE: U.S. SMALL CAPITALIZATION EQUITY COMPOSITE+ JANUARY 1, 1987 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1987..........................            -4.08%              1.51%             2.94%                -12.61%
1988..........................            35.26%             43.13%            45.07%                 22.61%
1989..........................            16.69%             23.48%            25.18%                 11.64%
1990..........................            -8.05%             -2.70%            -1.33%                -25.08%
1991..........................            36.87%             44.84%            46.80%                 44.79%
1992..........................            15.50%             22.22%            23.91%                 19.36%
1993..........................             4.85%             10.95%            12.49%                 17.43%
1994..........................            -6.27%             -0.81%             0.58%                 -3.18%
1995..........................            23.03%             30.20%            31.98%                 30.56%
1996..........................            18.44%             25.34%            27.06%                 18.46%
1997..........................            22.58%             29.71%            31.49%                 22.82%
1998..........................           -11.95%             -6.83%            -5.51%                 -3.99%
1999..........................            -4.14%              1.44%             2.86%                 26.94%
2000..........................             2.30%              8.25%             9.76%                 -3.18%
2001..........................             8.79%             15.13%            16.72%                  2.49%
2002..........................           -10.75%             -5.56%            -4.23%                -30.26%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Russell 2000 Index. The Russell 2000 Index is an index composed of the 2,000 smallest companies in The Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Prior to July 1, 2000, the benchmark was the Wilshire Small Stock Index.
  + Certain investments in this strategy are initial public offerings and may have caused the performance of the composite to be higher than could have been achieved without such investments, which are of limited availability.



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UBS Global Asset Management                                                  113
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Supplemental Performance Information for the Advisor of UBS Global Bond Fund


COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
JANUARY 1, 1982 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1982         16.68%         22.18%      23.56%         20.25%
1983          5.75%         10.73%      12.00%          5.73%
1984          0.15%          4.87%       6.07%          5.68%
1985         27.86%         33.88%      35.38%         32.29%
1986         18.15%         23.72%      25.12%         26.47%
1987         10.64%         15.85%      17.17%         18.39%
1988          0.81%          5.56%       6.77%          4.37%
1989          2.90%          7.75%       8.98%          4.34%
1990          4.59%          9.52%      10.77%         11.97%
1991         13.43%         18.77%      20.12%         15.82%
1992          2.80%          7.64%       8.87%          5.53%
1993          6.07%         11.07%      12.34%         13.28%
1994         -8.74%         -4.44%      -3.33%          2.33%
1995         14.45%         19.84%      21.20%         19.04%
1996          3.57%          8.45%       9.69%          3.63%
1997         -3.16%          1.40%       2.57%          0.24%
1998          7.51%         12.58%      13.86%         15.29%
1999        -10.73%         -6.52%      -5.44%         -4.26%
2000         -3.32%          1.23%       2.30%          1.59%
2001         -6.65%         -2.25%      -1.13%         -0.99%
2002          6.05%         11.05%      11.79%         10.93%
2003          5.82%         10.81%      12.07%          9.43%


COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            5.82%             10.81%            12.07%                  9.43%
5 years.......................            3.78%              4.74%             5.94%                  5.34%
10 years......................            4.81%              5.29%             6.50%                  5.79%
Since inception...............            9.77%             10.00%            11.26%                  9.94%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Citigroup World Government Bond Index. The Citigroup World Government Bond Index represents the broad global government fixed income markets and includes the domestic debt issues of the U.S. government and most developed non-U.S. governments.



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Supplemental Performance Information for the Advisor of UBS Global Bond Fund

COMPOSITE PERFORMANCE: GLOBAL BOND COMPOSITE
JANUARY 1, 1982 THROUGH DECEMBER 31, 2002


YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1982..........................            16.68%             22.18%            23.56%                20.25%
1983..........................             5.75%             10.73%            12.00%                 5.73%
1984..........................             0.15%              4.87%             6.07%                 5.68%
1985..........................            27.86%             33.88%            35.38%                32.29%
1986..........................            18.15%             23.72%            25.12%                26.47%
1987..........................            10.64%             15.85%            17.17%                18.39%
1988..........................             0.81%              5.56%             6.77%                 4.37%
1989..........................             2.90%              7.75%             8.98%                 4.34%
1990..........................             4.59%              9.52%            10.77%                11.97%
1991..........................            13.43%             18.77%            20.12%                15.82%
1992..........................             2.80%              7.64%             8.87%                 5.53%
1993..........................             6.07%             11.07%            12.34%                13.28%
1994..........................            -8.74%             -4.44%            -3.33%                 2.33%
1995..........................            14.45%             19.84%            21.20%                19.04%
1996..........................             3.57%              8.45%             9.69%                 3.63%
1997..........................            -3.16%              1.40%             2.57%                 0.24%
1998..........................             7.51%             12.58%            13.86%                15.29%
1999..........................           -10.73%             -6.52%            -5.44%                -4.26%
2000..........................            -3.32%              1.23%             2.39%                 1.59%
2001..........................            -6.65%             -2.25%            -1.13%                -0.99%
2002..........................            14.05%             19.43%            20.78%                19.49%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Citigroup World Government Bond Index. The Citigroup World Government Bond Index represents the broad global government fixed income markets and includes the domestic debt issues of the U.S. government and most developed non-U.S. governments.



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UBS Global Asset Management                                                  115
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Supplemental Performance Information for the Advisor of UBS High Yield Fund


COMPOSITE PERFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
MAY 1, 1995 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1995+          6.33%         11.34%      12.04%         10.50%
1996           6.92%         11.96%      13.01%         11.06%
1997           7.96%         13.04%      14.11%         12.83%
1998           2.66%          7.50%       8.52%          3.66%
1999          -0.99%          3.68%       4.66%          1.57%
2000          -8.50%         -4.19%      -3.28%         -3.79%
2001          -1.38%          3.27%       4.25%          6.20%
2002         -10.92%         -6.86%      -6.34%         -8.11%
2003          12.17%         17.45%      18.55%         22.88%


COMPOSITE PERFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           12.17%             17.45%            18.55%                 22.88%
5 years.......................            3.06%              4.02%             5.00%                  4.36%
Since inception...............            6.24%              6.83%             7.84%                  6.76%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Merrill Lynch High Yield Cash Pay Index. The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.
  +  Performance presented for May 1, 1995 through December 31, 1995.

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Supplemental Performance Information for the Advisor of UBS High Yield Fund


COMPOSITE PEFORMANCE: U.S. HIGH YIELD BOND COMPOSITE
MAY 1, 1995 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1995+.........................             6.33%             11.34%            12.04%                10.50%
1996..........................             6.92%             11.96%            13.01%                11.06%
1997..........................             7.96%             13.04%            14.11%                12.83%
1998..........................             2.66%              7.50%             8.52%                 3.66%
1999..........................            -0.99%              3.68%             4.66%                 1.57%
2000..........................            -8.50%             -4.19%            -3.28%                -3.79%
2001..........................            -1.38%              3.27%             4.25%                 6.20%
2002..........................            -5.17%             -0.70%             0.24%                -1.14%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Merrill Lynch High Yield Cash Pay Index. The Merrill Lynch High Yield Cash Pay Index is an index of publicly placed non-convertible, coupon-bearing U.S. domestic debt with a term to maturity of at least one year.
  +  Performance presented for May 1, 1995 through December 31, 1995.



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UBS Global Asset Management                                                  117
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Supplemental Performance Information for the Advisor of UBS Real Estate Equity
Fund


COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE OCTOBER 1, 1996 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            NET            NET         GROSS       BENCHMARK      BENCHMARK
YEAR   RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)  RETURN (%)(4)
1996+         13.35%         19.94%      20.31%          8.34%         19.97%
1997          21.47%         28.54%      30.17%         33.36%         18.58%
1998         -26.75%        -22.49%     -21.46%         28.58%        -16.90%
1999          -8.22%         -2.88%      -1.61%         21.04%         -4.55%
2000          19.90%         26.88%      28.50%         -9.10%         26.81%
2001           4.19%         10.26%      11.68%        -11.88%         12.83%
2002           0.75%          6.61%       7.41%        -13.40%          7.18%
2003          11.89%         18.40%      19.92%         12.07%         16.44%


COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE FOR PERIODS ENDED AUGUST 31, 2003



                                                                                                            BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)  RETURN (%)(4)
----                       -----------------  -----------------  ----------------  -----------------------  -------------
1 year...................           11.89%             18.40%            19.92%                 12.07%            16.44%
5 years..................           10.55%             11.81%            13.25%                  2.48%            12.15%
Since inception..........           10.10%             11.01%            12.44%                  7.29%            10.69%


(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) This benchmark is the S&P 500 Index. The S&P 500 Index is a broad based capitalization weighted index which primarily includes common stocks.
(4) This benchmark is the Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
  +  Performance presented for October 1, 1996 through December 31, 1996.

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Supplemental Performance Information for the Advisor of UBS Real Estate Equity
Fund


COMPOSITE PERFORMANCE: U.S. REAL ESTATE INVESTMENT TRUSTS COMPOSITE OCTOBER 1, 1996 THROUGH DECEMBER 31, 2002



                                                                                   BENCHMARK       BENCHMARK
YEAR                       NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  RETURN (%)(3)   RETURN (%)(4)
----                       -----------------  -----------------  ----------------  --------------  --------------
1996+....................            13.35%             19.94%             20.31%           8.34%           19.97%
1997.....................            21.47%             28.54%             30.17%          33.36%           18.58%
1998.....................           -26.75%            -22.49%            -21.46%          28.58%          -16.90%
1999.....................            -8.22%             -2.88%             -1.61%          21.04%           -4.55%
2000.....................            19.90%             26.88%             28.50%          -9.10%           26.81%
2001.....................             4.19%             10.26%             11.68%         -11.88%           12.83%
2002.....................            -1.21%              4.54%              5.89%         -22.10%            3.64%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) This benchmark is the S&P 500 Index. The S&P 500 Index is a broad based capitalization weighted index which primarily includes common stocks.
(4) This benchmark is the Morgan Stanley REIT Index. The Morgan Stanley REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.
  +  Performance presented for October 1, 1996 through December 31, 1996.



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Supplemental Performance Information for the Advisor of UBS Global Equity Fund


COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE+
JANUARY 1, 1999 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1999          6.40%         12.59%      13.99%         25.12%
2000         -5.81%          0.33%      -0.33%        -13.08%
2001        -10.62%         -5.42%      -5.42%        -16.63%
2002        -19.32%        -14.62%     -13.98%        -16.38%
2003          1.72%          7.64%       8.98%         11.30%


COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE+
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................             1.72%              7.64%            8.98%                  11.30%
Since inception...............            -1.56%             -0.36%            0.89%                  -3.53%



COMPOSITE PERFORMANCE: GLOBAL EQUITY COMPOSITE
JANUARY 1, 1999 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1999..........................             6.40%             12.59%             13.99%                25.12%
2000..........................            -5.81%             -0.33%              0.92%               -13.08%
2001..........................           -10.62%             -5.42%             -4.23%               -16.63%
2002..........................           -21.81%            -17.26%            -16.21%               -19.65%



(1) Adjusted to reflect Class A Shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A Shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3)  The benchmark is the MSCI World Equity (Free) Index. MSCI World Equity
     (Free) Index is a broad-based securities index that represents the U.S. and developed international equity markets in terms of capitalization and performance. It is designed to provide a representative total return for all major stock exchanges located inside and outside the United States.
  + Although the Advisor has managed this asset class since 1982, performance information is not shown for the period prior to December 31, 1998 because such information relates only to sub-sectors or carveouts of other accounts managed by the Advisor.



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Supplemental Performance Information for UBS Emerging Markets Debt Fund



COMPOSITE PERFORMANCE: U.S. EMERGING MARKETS DEBT COMPOSITE
AUGUST 1, 1995 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1995         11.94%         17.21%      17.87%         16.69%
1996         36.89%         43.33%      45.28%         39.31%
1997         13.01%         18.34%      19.97%         13.02%
1998        -18.30%        -14.45%     -13.23%        -14.35%
1999         24.27%         30.13%      31.91%         25.97%
2000         10.35%         15.54%      17.14%         15.66%
2001          4.57%          9.44%      10.97%          1.36%
2002         -7.43%         -3.07%      -2.28%         -3.66%
2003         22.19%         27.94%      29.70%         26.84%


COMPOSITE PERFORMANCE: U.S. EMERGING MARKETS DEBT COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................           22.19%             27.94%            29.70%                 26.84%
5 years.......................           20.09%             21.20%            22.87%                 18.50%
Since inception...............           16.91%             17.59%            19.21%                 14.78%



(1) Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) Effective July 1, 2000 the benchmark is the J.P. Morgan Emerging Market Bond Index Global. Prior to July 1, 2000 the benchmark was the J.P. Morgan Emerging Market Bond Index Plus (EMBI+).



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Supplemental Performance Information for UBS Emerging Markets Debt Fund



COMPOSITE PERFORMANCE: U.S. EMERGING MARKETS DEBT COMPOSITE
AUGUST 1, 1995 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1995*.........................            11.94%             17.21%             17.87%                16.69%
1996..........................            36.89%             43.33%             45.28%                39.31%
1997..........................            13.01%             18.34%             19.97%                13.02%
1998..........................           -18.30%            -14.15%            -13.23%               -14.35%
1999..........................            24.27%             30.13%             31.91%                25.97%
2000..........................            10.55%             15.54%             17.14%                15.56%
2001..........................             4.52%              9.44%             10.97%                 1.36%
2002..........................             6.28%             11.28%             12.83%                13.12%



(1) Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) Effective July 1, 2000 the benchmark is the J.P. Morgan Emerging Market Bond Index Global. Prior to July 1, 2000 the benchmark was the J.P. Morgan Emerging Market Bond Index Plus (EMBI+).



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Supplemental Performance Information for UBS Emerging Markets Equity Fund



COMPOSITE PERFORMANCE: EMERGING MARKETS EQUITY COMPOSITE
AUGUST 1, 1995 THROUGH AUGUST 31, 2003


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           NET            NET         GROSS       BENCHMARK
YEAR  RETURN (%)(1)  RETURN (%)(2)  RETURN (%)  RETURN (%)(3)
1995        -11.80%         -6.86%      -6.14%         -4.13%
1996          1.92%          7.85%       9.83%          6.03%
1997        -16.31%        -11.44%      -9.79%        -11.59%
1998        -28.88%        -24.74%     -23.31%        -25.34%
1999         54.60%         63.60%      66.51%         66.41%
2000         33.44%        -29.56%     -28.22%        -30.61%
2001         -7.03%         -1.62%       0.21%         -2.37%
2002        -10.25%         -5.02%      -3.99%         -5.70%
2003         21.93%         29.02%      31.36%         29.27%


COMPOSITE PERFORMANCE: EMERGING MARKETS EQUITY COMPOSITE
FOR PERIODS ENDED AUGUST 31, 2003



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1 year........................            21.93%             29.02%           31.36%                 29.27%
5 years.......................             9.35%             10.59%           12.63%                 11.85%
Since inception...............            -1.42%             -0.73%            1.11%                 -0.81%



(1) Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.



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Supplemental Performance Information for UBS Emerging Markets Equity Fund



COMPOSITE PERFORMANCE: EMERGING MARKETS EQUITY COMPOSITE
AUGUST 1, 1995 THROUGH DECEMBER 31, 2002



YEAR                            NET RETURN (%)(1)  NET RETURN (%)(2)  GROSS RETURN (%)  BENCHMARK RETURN (%)(3)
----                            -----------------  -----------------  ----------------  -----------------------
1995..........................           -11.98%             -6.86%             -6.14%                -4.13%
1996..........................             1.92%              7.85%              9.83%                 6.03%
1997..........................           -16.31%            -11.44%             -9.79%               -11.59%
1998..........................           -28.88%            -24.74%            -23.31%               -25.34%
1999..........................            54.60%             63.60%             66.51%                66.41%
2000..........................           -33.44%            -29.56%            -28.22%               -30.61%
2001..........................            -7.03%             -1.62%              0.21%                -2.37%
2002..........................           -10.31%             -5.09%             -3.32%                -6.00%



(1) Adjusted to reflect Class A shares' current net expenses and the maximum front-end sales charge.
(2) Adjusted to reflect Class A shares' current net expenses but not adjusted to reflect the maximum front-end sales charge.
(3) The benchmark is the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.



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Financial Highlights


FISCAL YEARS ENDED JUNE 30



The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).



UBS U.S. BOND FUND, UBS HIGH YIELD FUND, UBS U.S. ALLOCATION FUND, UBS U.S. EQUITY FUND, UBS U.S. VALUE EQUITY FUND, UBS U.S. LARGE CAP GROWTH FUND, UBS U.S. SMALL CAP GROWTH FUND, UBS GLOBAL ALLOCATION FUND, UBS GLOBAL EQUITY FUND, UBS GLOBAL BOND FUND AND UBS INTERNATIONAL EQUITY FUND



The selected financial information in the following tables has been audited by the Funds' independent auditors, Ernst & Young, whose unqualified report thereon (the "Report") appears in the Funds' Annual Report to Shareholders dated
June 30, 2003 (the "Annual Report"). Additional performance and financial data and related notes are contained in the Annual Report, which is available without charge upon request. The Funds' financial statements for the fiscal year ended June 30, 2003 and the Report are incorporated by reference into the SAI.



UBS U.S. SMALL CAP EQUITY FUND, UBS U. S. REAL ESTATE EQUITY FUND, UBS EMERGING MARKETS DEBT FUND AND UBS EMERGING MARKETS EQUITY FUND


No financial information is presented for these Funds as they were not publicly offered prior to the date of this prospectus.

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UBS U.S. Bond Fund -- Financial Highlights



                                                    CLASS A
                                              YEAR ENDED JUNE 30,
                              ----------------------------------------------------
                               2003        2002        2001       2000       1999
                              -------     -------     ------     ------     ------
Net asset value,
  beginning of period....     $ 10.51     $ 10.33     $ 9.99     $10.30     $10.58
                              -------     -------     ------     ------     ------
Income from investment
  operations:
  Net investment
    income...............        0.42*       0.53*      0.62*      0.58*      0.57*
  Net realized and
    unrealized gain
    (loss)...............        0.52        0.32       0.41      (0.25)     (0.26)
                              -------     -------     ------     ------     ------
    Total income from
      investment
      operations.........        0.94        0.85       1.03       0.33       0.31
                              -------     -------     ------     ------     ------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................       (0.46)      (0.67)     (0.69)     (0.64)     (0.44)
  Distributions from net
    realized gains.......          --          --         --         --      (0.15)
                              -------     -------     ------     ------     ------
    Total
      distributions......       (0.46)      (0.67)     (0.69)     (0.64)     (0.59)
                              -------     -------     ------     ------     ------
Net asset value, end of
  period.................     $ 10.99     $ 10.51     $10.33     $ 9.99     $10.30
                              =======     =======     ======     ======     ======
Total return+............       9.17%       8.41%     10.56%      3.29%      2.88%
                              =======     =======     ======     ======     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $31,337     $18,558     $  123     $    1     $    1
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       1.04%       1.21%      0.98%      0.92%      0.86%
  After expense
    reimbursement and
    earnings credits.....       0.85%       0.86%++    0.85%      0.85%      0.85%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       3.70%       4.68%      5.86%      5.87%      5.17%
  After expense
    reimbursement and
    earnings credits.....       3.89%       5.03%      5.99%      5.94%      5.18%
Portfolio turnover
  rate...................        180%        452%       314%       170%       260%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.85%. Interest expense was 0.01% of net assets.



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UBS U.S. Bond Fund -- Financial Highlights


                                                      CLASS B
                                          -------------------------------
                                                              FOR THE
                                            YEAR ENDED     PERIOD ENDED
                                          JUNE 30, 2003   JUNE 30, 2002*
                                          --------------  ---------------
Net asset value, beginning of period....      $10.50          $10.76
                                              ------          ------
Income from investment operations:
  Net investment income.................        0.34**          0.29**
  Net realized and unrealized gain
    (loss)..............................        0.52           (0.22)
                                              ------          ------
    Total income from investment
      operations........................        0.86            0.07
                                              ------          ------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................       (0.39)          (0.33)
                                              ------          ------
Net asset value, end of period..........      $10.97          $10.50
                                              ======          ======
Total return+...........................       8.30%           0.70%@
                                              ======          ======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....      $3,646          $1,405
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................       1.79%           1.96%***
  After expense reimbursement and
    earnings credits....................       1.60%           1.60%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................       2.95%           3.93%***
  After expense reimbursement and
    earnings credits....................       3.14%           4.29%***
Portfolio turnover rate.................        180%            452%



  *  For the period November 6, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Bond Fund -- Financial Highlights


                                                        CLASS C
                                          -----------------------------------
                                                                 FOR THE
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2003     JUNE 30, 2002*
                                          ----------------  -----------------
Net asset value, beginning of period....       $10.50            $10.77
                                               ------            ------
Income from investment operations:
  Net investment income.................         0.37**            0.31**
  Net realized and unrealized gain
    (loss)..............................         0.52             (0.24)
                                               ------            ------
    Total income from investment
      operations........................         0.89              0.07
                                               ------            ------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.41)            (0.34)
                                               ------            ------
Net asset value, end of period..........       $10.98            $10.50
                                               ======            ======
Total return+...........................        8.65%             0.72%@
                                               ======            ======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....       $3,164            $1,143
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.54%             1.61%***
  After expense reimbursement and
    earnings credits....................        1.35%             1.35%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        3.20%             4.32%***
  After expense reimbursement and
    earnings credits....................        3.39%             4.58%***
Portfolio turnover rate.................         180%              452%



  *  For the period November 8, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Bond Fund -- Financial Highlights


                                                      CLASS Y
                                                YEAR ENDED JUNE 30,
                              -------------------------------------------------------
                               2003        2002        2001        2000        1999
                              -------     -------     -------     -------     -------
Net asset value,
  beginning of period....     $ 10.53     $ 10.35     $ 10.00     $ 10.28     $ 10.58
                              -------     -------     -------     -------     -------
Income from investment
  operations:
  Net investment
    income...............        0.45*       0.56*       0.64*       0.62*       0.58*
  Net realized and
    unrealized gain
    (loss)...............        0.52        0.31        0.42       (0.25)      (0.26)
                              -------     -------     -------     -------     -------
    Total income from
      investment
      operations.........        0.97        0.87        1.06        0.37        0.32
                              -------     -------     -------     -------     -------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................       (0.49)      (0.69)      (0.71)      (0.65)      (0.47)
  Distributions from net
    realized gains.......          --          --          --          --       (0.15)
                              -------     -------     -------     -------     -------
    Total
      distributions......       (0.49)      (0.69)      (0.71)      (0.65)      (0.62)
                              -------     -------     -------     -------     -------
Net asset value, end of
  period.................     $ 11.01     $ 10.53     $ 10.35     $ 10.00     $ 10.28
                              =======     =======     =======     =======     =======
Total return+............       9.42%       8.59%      10.86%       3.74%       2.97%
                              =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $78,807     $59,740     $62,514     $58,121     $92,030
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       0.79%       0.80%       0.73%       0.67%       0.61%
  After expense
    reimbursement and
    earnings credits.....       0.60%       0.64%++     0.60%       0.60%       0.60%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       3.95%       5.10%       6.11%       6.12%       5.42%
  After expense
    reimbursement and
    earnings credits.....       4.14%       5.26%       6.24%       6.19%       5.43%
Portfolio turnover
  rate...................        180%        452%        314%        170%        260%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.60%. Interest expense was 0.04% of net assets.



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UBS High Yield Fund -- Financial Highlights


                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,                          FOR THE
                                             ---------------------------------------------------       PERIOD ENDED
                                               2003          2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $   6.36      $   7.87      $   9.18      $   9.95          $   9.98
                                             --------      --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment income.................         0.56*         0.76*         0.85*         0.90*             0.42*
  Net realized and unrealized gain
    (loss)..............................         0.50         (0.96)        (1.08)        (0.90)            (0.15)
                                             --------      --------      --------      --------          --------
    Total income (loss) from investment
      operations........................         1.06         (0.20)        (0.23)           --              0.27
                                             --------      --------      --------      --------          --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.58)        (1.31)        (1.08)        (0.70)            (0.30)
  Distributions from net realized
    gains...............................           --            --            --         (0.07)               --
                                             --------      --------      --------      --------          --------
    Total distributions.................        (0.58)        (1.31)        (1.08)        (0.77)            (0.30)
                                             --------      --------      --------      --------          --------
Net asset value, end of period..........     $   6.84      $   6.36      $   7.87      $   9.18          $   9.95
                                             ========      ========      ========      ========          ========
Total return+...........................       17.70%       (3.01)%       (2.28)%       (0.13)%             2.71%#
                                             ========      ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 76,309      $ 65,832      $      1      $      1          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.29%         1.26%         1.14%         1.11%             1.08%**
  After expense reimbursement and
    earnings credits....................        0.95%         0.95%         0.97%++       0.95%             0.95%**
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        8.38%        10.71%         9.65%         9.06%             8.29%**
  After expense reimbursement and
    earnings credits....................        8.72%        11.02%         9.82%         9.22%             8.42%**
Portfolio turnover rate.................          71%          120%           87%           73%               77%


(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.95%.

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UBS High Yield Fund -- Financial Highlights


                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   6.35           $   7.02
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.51**             0.45**
  Net realized and unrealized gain
    (loss)..............................            0.50              (0.61)
                                                --------           --------
    Total income (loss) from investment
      operations........................            1.01              (0.16)
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.53)             (0.51)
                                                --------           --------
Net asset value, end of period..........        $   6.83           $   6.35
                                                ========           ========
Total return+...........................          16.83%            (2.70)%@
                                                ========           ========
Ratios/Supplemental Data:
Net assets, end of period (in 000s).....        $ 13,130           $ 15,692
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.05%              2.05%***
  After expense reimbursement and
    earnings credits....................           1.70%              1.70%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           7.62%              9.88%***
  After expense reimbursement and
    earnings credits....................           7.97%             10.23%***
Portfolio turnover rate.................             71%               120%



  * For the period November 7, 2001 (commencement of issuance) June 30, 2002. ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS High Yield Fund -- Financial Highlights


                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   6.35           $   7.02
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.53**             0.46**
  Net realized and unrealized gain
    (loss)..............................            0.51              (0.61)
                                                --------           --------
    Total income (loss) from investment
      operations........................            1.04              (0.15)
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.55)             (0.52)
                                                --------           --------
Net asset value, end of period..........        $   6.84           $   6.35
                                                ========           ========
Total return+...........................          17.29%            (2.54)%@
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $ 18,969           $ 17,947
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           1.79%              1.79%***
  After expense reimbursement and
    earnings credits....................           1.45%              1.45%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           7.88%             10.15%***
  After expense reimbursement and
    earnings credits....................           8.22%             10.49%***
Portfolio turnover rate.................             71%               120%



  *  For the period November 7, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS High Yield Fund -- Financial Highlights


                                                                          CLASS Y
                                             ------------------------------------------------------------------
                                                                                                     SIX MONTHS
                                                             YEAR ENDED JUNE 30,                       ENDED
                                             ---------------------------------------------------      JUNE 30,
                                               2003          2002          2001          2000         1999(A)
                                             ---------     ---------     ---------     ---------     ----------
Net asset value, beginning of period....     $   6.38      $   7.90      $   9.19      $   9.96       $   9.98
                                             --------      --------      --------      --------       --------
Income (loss) from investment
  operations:
  Net investment income.................         0.58*         0.81*         0.88*         0.91*          0.44*
  Net realized and unrealized gain
    (loss)..............................         0.50         (1.01)        (1.08)        (0.90)         (0.15)
                                             --------      --------      --------      --------       --------
    Total income (loss) from investment
      operations........................         1.08         (0.20)        (0.20)         0.01           0.29
                                             --------      --------      --------      --------       --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.59)        (1.32)        (1.09)        (0.71)         (0.31)
  Distributions from net realized
    gains...............................           --            --            --         (0.07)            --
                                             --------      --------      --------      --------       --------
    Total distributions.................        (0.59)        (1.32)        (1.09)        (0.78)         (0.31)
                                             --------      --------      --------      --------       --------
Net asset value, end of period..........     $   6.87      $   6.38      $   7.90      $   9.19       $   9.96
                                             ========      ========      ========      ========       ========
Total return+...........................       18.08%       (2.98)%       (1.83)%         0.02%          2.91%#
                                             ========      ========      ========      ========       ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 71,819      $ 40,120      $ 54,560      $ 50,845       $ 60,044
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.05%         1.02%         0.89%         0.86%          0.83%**
  After expense reimbursement and
    earnings credits....................        0.70%         0.70%++       0.72%++       0.70%          0.70%**
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        8.62%        10.77%         9.90%         9.31%          8.54%**
  After expense reimbursement and
    earnings credits....................        8.97%        11.09%        10.07%         9.47%          8.67%**
Portfolio turnover rate.................          71%          120%           87%           73%            77%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.70%.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.



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UBS U.S. Allocation Fund -- Financial Highlights



                                                                 CLASS A
                                                           YEAR ENDED JUNE 30,
                                          ------------------------------------------------------
                                           2003        2002        2001        2000        1999
                                          -------     -------     -------     -------     ------
Net asset value, beginning of period....  $  9.04     $  9.38     $  8.57     $  9.38     $12.27
                                          -------     -------     -------     -------     ------
Income (loss) from investment
  operations:
  Net investment income.................     0.16*       0.20*       0.28        0.23*      0.29*
  Net realized and unrealized gain
    (loss)..............................     0.31       (0.25)       0.89       (0.74)      0.18
                                          -------     -------     -------     -------     ------
    Total income (loss) from investment
      operations........................     0.47       (0.05)       1.17       (0.51)      0.47
                                          -------     -------     -------     -------     ------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................    (0.19)      (0.29)      (0.36)      (0.24)     (0.71)
  Distributions from net realized
    gains...............................       --          --          --       (0.06)     (2.65)
                                          -------     -------     -------     -------     ------
    Total distributions.................    (0.19)      (0.29)      (0.36)      (0.30)     (3.36)
                                          -------     -------     -------     -------     ------
Net asset value, end of period..........  $  9.32     $  9.04     $  9.38     $  8.57     $ 9.38
                                          =======     =======     =======     =======     ======
Total return+...........................    5.43%     (0.60)%      13.89%     (5.39)%      4.17%
                                          =======     =======     =======     =======     ======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....  $ 4,164     $ 2,583     $     1     $     1     $    1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................    1.56%       1.57%       1.39%       1.26%      1.21%
  After expense reimbursement and
    earnings credits....................    1.05%       1.05%       1.05%       1.06%++    1.05%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................    1.35%       1.63%       2.81%       2.55%      2.75%
  After expense reimbursement and
    earnings credits....................    1.86%       2.15%       3.15%       2.75%      2.91%
Portfolio turnover rate.................      96%        147%        159%         96%       113%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.05%. Interest expense was 0.01% of net assets.



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UBS U.S. Allocation Fund -- Financial Highlights



                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   9.00           $   9.39
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.10**             0.08**
                                                --------           --------
  Net realized and unrealized gain
    (loss)..............................            0.31              (0.19)
                                                --------           --------
    Total income (loss) from investment
      operations........................            0.41              (0.11)
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.17)             (0.28)
                                                --------           --------
  Net asset value, end of period........        $   9.24           $   9.00
                                                ========           ========
Total return+...........................           4.67%            (1.18)%@
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $  2,733           $    913
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.27%              2.41%***
  After expense reimbursement and
    earnings credits....................           1.80%              1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.64%              0.69%***
  After expense reimbursement and
    earnings credits....................           1.11%              1.30%***
Portfolio turnover rate.................             96%               147%



  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Allocation Fund -- Financial Highlights



                                                        CLASS C
                                          -----------------------------------
                                                                 FOR THE
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2003     JUNE 30, 2002*
                                          ----------------  -----------------
Net asset value, beginning of period....      $  9.01            $  9.36
                                              -------            -------
Income (loss) from investment
  operations:
  Net investment income.................         0.10**             0.08**
                                              -------            -------
  Net realized and unrealized gain
    (loss)..............................         0.31              (0.15)
                                              -------            -------
    Total income (loss) from investment
      operations........................         0.41              (0.07)
                                              -------            -------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.17)             (0.28)
                                              -------            -------
  Net asset value, end of period........      $  9.25            $  9.01
                                              =======            =======
Total return+...........................        4.70%            (0.76)%@
                                              =======            =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....      $ 1,881            $   402
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        2.30%              2.37%***
  After expense reimbursement and
    earnings credits....................        1.80%              1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        0.61%              0.75%***
  After expense reimbursement and
    earnings credits....................        1.11%              1.32%***
Portfolio turnover rate.................          96%               147%



  * For the period November 6, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Allocation Fund -- Financial Highlights



                                                                  CLASS Y
                                                            YEAR ENDED JUNE 30,
                                          -------------------------------------------------------
                                           2003        2002        2001        2000        1999
                                          -------     -------     -------     -------     -------
Net asset value, beginning of period....  $  9.09     $  9.41     $  8.59     $  9.38     $ 12.24
                                          -------     -------     -------     -------     -------
Income (loss) from investment
  operations:
  Net investment income.................     0.18*       0.24*       0.31        0.26*       0.34*
  Net realized and unrealized gain
    (loss)..............................     0.32       (0.27)       0.89       (0.74)       0.18
                                          -------     -------     -------     -------     -------
    Total income (loss) from investment
      operations........................     0.50       (0.03)       1.20       (0.48)       0.52
                                          -------     -------     -------     -------     -------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................    (0.21)      (0.29)      (0.38)      (0.25)      (0.73)
  Distributions from net realized
    gains...............................       --          --          --       (0.06)      (2.65)
                                          -------     -------     -------     -------     -------
    Total distributions.................    (0.21)      (0.29)      (0.38)      (0.31)      (3.38)
                                          -------     -------     -------     -------     -------
Net asset value, end of period..........  $  9.38     $  9.09     $  9.41     $  8.59     $  9.38
                                          =======     =======     =======     =======     =======
Total return+...........................    5.70%     (0.36)%      14.18%     (5.07)%       4.74%
                                          =======     =======     =======     =======     =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....  $22,328     $21,771     $25,719     $11,136     $37,603
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................    1.34%       1.24%       1.14%       1.01%       0.96%
  After expense reimbursement and
    earnings credits....................    0.80%       0.80%       0.80%       0.81%++     0.80%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................    1.57%       2.17%       3.06%       2.80%       3.00%
  After expense reimbursement and
    earnings credits....................    2.11%       2.61%       3.40%       3.00%       3.16%
Portfolio turnover rate.................      96%        147%        159%         96%        113%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.80%. Interest expense was 0.01% of net assets.



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UBS U.S. Equity Fund -- Financial Highlights


                                                     CLASS A
                                               YEAR ENDED JUNE 30,
                              ------------------------------------------------------
                               2003        2002        2001        2000        1999
                              -------     -------     ------     --------     ------
Net asset value,
  beginning of period....     $ 13.94     $ 15.97     $15.97     $  21.39     $19.88
                              -------     -------     ------     --------     ------
Income (loss) from
  investment operations:
  Net investment
    income...............        0.11*       0.08*      0.08*        0.13*      0.08*
  Net realized and
    unrealized gain
    (loss)...............        0.04       (1.38)      1.56        (3.75)      2.67
                              -------     -------     ------     --------     ------
    Total income (loss)
      from investment
      operations.........        0.15       (1.30)      1.64        (3.62)      2.75
                              -------     -------     ------     --------     ------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................       (0.08)      (0.04)     (0.29)       (0.03)     (0.12)
  Distributions from net
    realized gains.......       (0.38)      (0.69)     (1.35)       (1.77)     (1.12)
                              -------     -------     ------     --------     ------
    Total
      distributions......       (0.46)      (0.73)     (1.64)       (1.80)     (1.24)
                              -------     -------     ------     --------     ------
Net asset value, end of
  period.................     $ 13.63     $ 13.94     $15.97     $  15.97     $21.39
                              =======     =======     ======     ========     ======
Total return+............       1.37%     (8.41)%     10.63%     (17.24)%     14.75%
                              =======     =======     ======     ========     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $ 4,702     $13,698     $7,067     $  7,191     $7,563
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....       1.30%       1.19%      1.17%        1.09%      1.05%
  After expense
    reimbursement and
    earnings credits.....       1.05%       1.05%      1.05%        1.05%      1.05%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....       0.64%       0.40%      0.37%        0.64%      0.57%
  After expense
    reimbursement and
    earnings credits.....       0.89%       0.54%      0.49%        0.68%      0.57%
Portfolio turnover
  rate...................         33%         60%        54%          55%        48%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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UBS U.S. Equity Fund -- Financial Highlights


                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $  13.87           $  14.76
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.02**             0.06**
  Net realized and unrealized gain
    (loss)..............................            0.02              (0.22)
                                                --------           --------
    Total income (loss) from investment
      operations........................            0.04              (0.16)
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.08)             (0.04)
  Distributions from net realized
    gains...............................           (0.38)             (0.69)
                                                --------           --------
    Total distributions.................           (0.46)             (0.73)
                                                --------           --------
Net asset value, end of period..........        $  13.45           $  13.87
                                                ========           ========
Total return+...........................           0.63%            (1.39)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $    635           $    223
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.04%              1.99%***
  After expense reimbursement and
    earnings credits....................           1.80%              1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................         (0.10)%              0.46%***
  After expense reimbursement and
    earnings credits....................           0.14%              0.65%***
Portfolio turnover rate.................             33%                60%



  *  For the period November 5, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Equity Fund -- Financial Highlights


                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....         $ 13.88            $ 15.20
                                                 -------            -------
Income (loss) from investment
  operations:
  Net investment income.................            0.02**             0.07**
  Net realized and unrealized gain
    (loss)..............................            0.03              (0.66)
                                                 -------            -------
    Total income (loss) from investment
      operations........................            0.05              (0.59)
                                                 -------            -------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.11)             (0.04)
  Distributions from net realized
    gains...............................           (0.38)             (0.69)
                                                 -------            -------
    Total distributions.................           (0.49)             (0.73)
                                                 -------            -------
Net asset value, end of period..........         $ 13.44            $ 13.88
                                                 =======            =======
Total return+...........................           0.68%            (4.18)%++
                                                 =======            =======
Ratios/Supplemental data:
Net assets, end of period (in 000s).....         $ 1,020            $    70
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.04%              1.97%***
  After expense reimbursement and
    earnings credits....................           1.80%              1.80%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................         (0.10)%              0.56%***
  After expense reimbursement and
    earnings credits....................           0.14%              0.73%***
Portfolio turnover rate.................             33%                60%



  *  For the period November 13, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Equity Fund -- Financial Highlights


                                                           CLASS Y
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2003          2002          2001          2000          1999
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $  14.07      $  16.07      $  16.07      $  21.48      $  19.91
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.14*         0.12*         0.12*         0.16*         0.17*
  Net realized and
    unrealized gain
    (loss)...............         0.04         (1.39)         1.57         (3.75)         2.67
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........         0.18         (1.27)         1.69         (3.59)         2.84
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................        (0.14)        (0.04)        (0.34)        (0.05)        (0.15)
  Distributions from net
    realized gains.......        (0.38)        (0.69)        (1.35)        (1.77)        (1.12)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.52)        (0.73)        (1.69)        (1.82)        (1.27)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $  13.73      $  14.07      $  16.07      $  16.07      $  21.48
                              ========      ========      ========      ========      ========
Total return+............        1.69%       (8.17)%        10.88%      (17.00)%        15.22%
                              ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $ 99,398      $ 87,710      $125,997      $167,870      $713,321
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.04%         0.93%         0.92%         0.84%         0.80%
  After expense
    reimbursement and
    earnings credits.....        0.80%         0.80%         0.80%         0.80%         0.80%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        0.90%         0.66%         0.62%         0.89%         0.82%
  After expense
    reimbursement and
    earnings credits.....        1.14%         0.79%         0.74%         0.93%         0.82%
Portfolio turnover
  rate...................          33%           60%           54%           55%           48%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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UBS U.S. Value Equity Fund -- Financial Highlights


                                                     CLASS A
                                          -----------------------------
                                                            FOR THE
                                           YEAR ENDED     PERIOD ENDED
                                          JUNE 30, 2003  JUNE 30, 2002*
                                          -------------  --------------
Net asset value, beginning of period....   $     9.37     $      9.96
                                           ----------     -----------
Income (loss) from investment
  operations:
  Net investment income.................         0.11**          0.05**
  Net realized and unrealized loss......        (0.06)          (0.64)
                                           ----------     -----------
    Total income (loss) from investment
      operations........................         0.05           (0.59)
                                           ----------     -----------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................       (0.05)              --
  Distributions from net realized
    gains...............................       (0.06)              --
                                           ----------     -----------
    Total distributions.................       (0.11)              --
                                           ----------     -----------
Net asset value, end of period..........   $     9.31     $      9.37
                                           ==========     ===========
Total return+...........................        0.61%         (5.92)%++
                                           ==========     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....   $    1,073     $       751
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        2.85%           3.82%***
  After expense reimbursement and
    earnings credits....................        1.10%           1.10%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (0.42)%         (1.85)%***
  After expense reimbursement and
    earnings credits....................        1.33%           0.87%***
Portfolio turnover rate.................          59%             39%



  *  For the period December 7, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Value Equity Fund -- Financial Highlights


                                                     CLASS B
                                          -----------------------------
                                                            FOR THE
                                           YEAR ENDED     PERIOD ENDED
                                          JUNE 30, 2003  JUNE 30, 2002*
                                          -------------  --------------
Net asset value, beginning of period....   $     9.32     $      9.62
                                           ----------     -----------
Income (loss) from investment
  operations:
  Net investment income.................         0.05**          0.01**
  Net realized and unrealized loss......        (0.07)          (0.31)
                                           ----------     -----------
    Total loss from investment
      operations........................        (0.02)          (0.30)
                                           ----------     -----------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................       (0.03)              --
  Distributions from net realized
    gains...............................       (0.06)              --
                                           ----------     -----------
    Total distributions.................       (0.09)              --
                                           ----------     -----------
Net asset value, end of period..........   $     9.21     $      9.32
                                           ==========     ===========
Total return+...........................      (0.17)%         (3.12)%++
                                           ==========     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....   $      709     $       301
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        3.42%           4.66%***
  After expense reimbursement and
    earnings credits....................        1.85%           1.85%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (0.99)%         (2.72)%***
  After expense reimbursement and
    earnings credits....................        0.58%           0.09%***
Portfolio turnover rate.................          59%             39%



  *  For the period November 8, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Value Equity Fund -- Financial Highlights


                                                     CLASS C
                                          -----------------------------
                                                            FOR THE
                                           YEAR ENDED     PERIOD ENDED
                                          JUNE 30, 2003  JUNE 30, 2002*
                                          -------------  --------------
Net asset value, beginning of period....   $     9.33     $      9.73
                                           ----------     -----------
Income (loss) from investment
  operations:
  Net investment income.................         0.05**         0.00#**
  Net realized and unrealized loss......        (0.07)          (0.40)
                                           ----------     -----------
    Total loss from investment
      operations........................        (0.02)          (0.40)
                                           ----------     -----------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................       (0.03)              --
  Distributions from net realized
    gains...............................       (0.06)              --
                                           ----------     -----------
    Total distributions.................       (0.09)              --
                                           ----------     -----------
Net asset value, end of period..........   $     9.22     $      9.33
                                           ==========     ===========
Total return+...........................      (0.13)%         (4.11)%++
                                           ==========     ===========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....   $    1,025     $       234
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        3.04%           4.58%***
  After expense reimbursement and
    earnings credits....................        1.85%           1.85%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (0.61)%         (2.68)%***
  After expense reimbursement and
    earnings credits....................        0.58%           0.05%***
Portfolio turnover rate.................          59%             39%



  *  For the period December 12, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.
  #  Amount was less than $0.01 per share.



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UBS U.S. Value Equity Fund -- Financial Highlights



                                                          CLASS Y
                                             ---------------------------------
                                                                   FOR THE
                                              YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003     JUNE 30, 2002*
                                             -------------     ---------------
Net asset value, beginning of period....       $   9.38           $  10.00
                                               --------           --------
Income (loss) from investment
  operations:
  Net investment income.................           0.13**             0.11**
  Net realized and unrealized loss......          (0.06)             (0.73)
                                               --------           --------
    Total income (loss) from investment
      operations........................           0.07              (0.62)
                                               --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................          (0.06)                --
  Distributions from net realized
    gains...............................          (0.06)                --
                                               --------           --------
    Total distributions.................          (0.12)                --
                                               --------           --------
Net asset value, end of period..........       $   9.33           $   9.38
                                               ========           ========
Total return+...........................          0.89%            (6.20)%++
                                               ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....       $  4,790           $  2,819
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................          2.62%              3.15%***
  After expense reimbursement and
    earnings credits....................          0.85%              0.85%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................          (0.19)%            (1.17)%***
  After expense reimbursement and
    earnings credits....................          1.58%              1.13%***
Portfolio turnover rate.................            59%                39%



  *  For the period June 29, 2001 (commencement of issuance) through June 30,
     2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  Class Y does not have sales charges.



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UBS U.S. Large Cap Growth Fund -- Financial Highlights


                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,                          FOR THE
                                             ---------------------------------------------------       PERIOD ENDED
                                               2003          2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $   6.38      $   8.90      $  15.20      $  13.88          $  11.84
                                             --------      --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment income (loss)..........         0.00#*       (0.02)*       (0.07)        (0.02)*           (0.01)
  Net realized and unrealized gain
    (loss)..............................         0.01         (2.45)        (4.32)         2.29              2.05
                                             --------      --------      --------      --------          --------
    Total income (loss) from investment
      operations........................         0.01         (2.47)        (4.39)         2.27              2.04
                                             --------      --------      --------      --------          --------
Less distributions:
  Distributions from net realized
    gains...............................           --         (0.05)        (1.91)        (0.95)               --
                                             --------      --------      --------      --------          --------
Net asset value, end of period..........     $   6.39      $   6.38      $   8.90      $  15.20          $  13.88
                                             ========      ========      ========      ========          ========
Total return+...........................        0.16%      (27.89)%      (31.59)%        17.18%            17.23%++
                                             ========      ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  1,163      $  1,155      $      1      $      1          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        3.91%         2.51%         1.59%         2.11%             2.63%**
  After expense reimbursement and
    earnings credits....................        1.05%         1.05%         1.05%         1.05%             1.05%**
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................      (2.82)%       (1.71)%       (0.91)%       (1.22)%             (1.51)%**
  After expense reimbursement and
    earnings credits....................        0.04%       (0.25)%       (0.37)%       (0.16)%             0.07%**
Portfolio turnover rate.................          86%           93%           56%           86%               51%



(a) For the period December 31, 1998 (commencement of operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.
  #  Amount is less than $0.01 per share.



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UBS U.S. Large Cap Growth Fund -- Financial Highlights


                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   6.36           $   7.86
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment loss...................           (0.04)**           (0.05)**
  Net realized and unrealized loss......            0.00#             (1.40)
                                                --------           --------
    Total loss from investment
      operations........................           (0.04)             (1.45)
                                                --------           --------
Less distributions:
  Distributions from net realized
    gains...............................              --              (0.05)
                                                --------           --------
Net asset value, end of period..........        $   6.32           $   6.36
                                                ========           ========
Total return+...........................           (0.63)%         (18.61)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $    321           $    115
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           4.54%              3.06%***
  After expense reimbursement and
    earnings credits....................           1.80%              1.80%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           (3.45)%            (2.28)%***
  After expense reimbursement and
    earnings credits....................           (0.71)%            (1.02)%***
Portfolio turnover rate.................             86%                93%



  *  For the period November 7, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.
  #  Amount is less than $0.01 per share.



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
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--------------------------------------------------------------------------

UBS. U.S. Large Cap Growth Fund -- Financial Highlights


                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   6.35           $   8.18
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment loss...................           (0.04)**           (0.05)**
  Net realized and unrealized gain
    (loss)..............................            0.01              (1.73)
                                                --------           --------
    Total loss from investment
      operations........................           (0.03)             (1.78)
                                                --------           --------
Less distributions:
  Distributions from net realized
    gains...............................              --              (0.05)
                                                --------           --------
Net asset value, end of period..........        $   6.32           $   6.35
                                                ========           ========
Total return+...........................           (0.47)%         (21.91)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $    267           $    572
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           4.71%              3.22%***
  After expense reimbursement and
    earnings credits....................           1.80%              1.80%***
Ratio of net investment income (loss) to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           (3.62)%            (2.44)%***
  After expense reimbursement and
    earnings credits....................           (0.71)%            (1.02)%***
Portfolio turnover rate.................             86%                93%



  *  For the period November 19, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS U.S. Large Cap Growth Fund -- Financial Highlights


                                                           CLASS Y
                              ------------------------------------------------------------------
                                                                                      SIX MONTHS
                                              YEAR ENDED JUNE 30,                       ENDED
                              ---------------------------------------------------      JUNE 30,
                                2003          2002          2001          2000         1999(A)
                              ---------     ---------     ---------     ---------     ----------
Net asset value,
  beginning of period....     $   6.47      $   8.99      $  15.28      $  13.91       $  11.84
                              --------      --------      --------      --------       --------
Income (loss) from
  investment operations:
  Net investment income
    (loss)...............         0.02*         0.00#        (0.01)         0.03*          0.02
  Net realized and
    unrealized gain
    (loss)...............         0.00         (2.47)        (4.37)         2.29           2.05
                              --------      --------      --------      --------       --------
    Total income (loss)
      from investment
      operations.........         0.02         (2.47)        (4.38)         2.32           2.07
                              ========      ========      ========      ========       ========
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................           --         (0.05)           --            --             --
  Distributions from net
    realized gains.......           --            --         (1.91)        (0.95)            --
                              --------      --------      --------      --------       --------
    Total
      distributions......           --         (0.05)        (1.91)        (0.95)            --
                              --------      --------      --------      --------       --------
Net asset value, end of
  period.................     $   6.49      $   6.47      $   8.99      $  15.28       $  13.91
                              ========      ========      ========      ========       ========
Total return+............        0.31%      (27.61)%      (31.33)%        17.52%         17.48%++
                              ========      ========      ========      ========       ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $  1,943      $  2,291      $  3,299      $  5,885       $  2,947
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        3.72%         2.14%         1.34%         1.86%          2.38%**
  After expense
    reimbursement and
    earnings credits.....        0.80%         0.80%         0.80%         0.80%          0.80%**
Ratio of net investment
  income (loss) to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....      (2.62)%       (1.39)%       (0.66)%       (0.97)%          (1.26)%**
  After expense
    reimbursement and
    earnings credits.....        0.29%       (0.05)%       (0.12)%         0.09%          0.32%**
Portfolio turnover
  rate...................          86%           93%           56%           86%            51%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
 ++  The return is non-annualized.
  +  Class Y does not have sales charges.
(a) Reflects the Fund's change in fiscal year end from December 31 to June 30. # Amount is less than $0.01 per share.



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
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--------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights


                                                                              CLASS A
                                             -------------------------------------------------------------------------
                                                             YEAR ENDED JUNE 30,                          FOR THE
                                             ---------------------------------------------------       PERIOD ENDED
                                               2003          2002          2001          2000        JUNE 30, 1999(A)
                                             ---------     ---------     ---------     ---------     -----------------
Net asset value, beginning of period....     $   9.79      $  11.76      $  16.20      $   9.16          $   8.80
                                             --------      --------      --------      --------          --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.08)*       (0.11)*       (0.09)        (0.08)*           (0.04)
  Net realized and unrealized gain
    (loss)..............................         0.29         (1.42)        (1.52)         7.12              0.40
                                             --------      --------      --------      --------          --------
    Total income (loss) from investment
      operations........................         0.21         (1.53)        (1.61)         7.04              0.36
                                             --------      --------      --------      --------          --------
Less distributions:
  Distributions from net realized
    gains...............................           --         (0.44)        (2.83)           --                --
                                             --------      --------      --------      --------          --------
Net asset value, end of period..........     $  10.00      $   9.79      $  11.76      $  16.20          $   9.16
                                             ========      ========      ========      ========          ========
Total return+...........................        2.14%      (13.18)%      (11.00)%        76.86%             4.09%#
                                             ========      ========      ========      ========          ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $  9,841      $  1,789      $      2      $      2          $      1
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.71%         1.69%         1.48%         1.56%             1.57%**
  After expense reimbursement and
    earnings credits....................        1.40%         1.40%         1.40%         1.40%             1.40%**
Ratio of net investment loss to average
  net assets:
  Before expense reimbursement and
    earnings credits....................      (1.21)%       (1.35)%       (0.87)%       (1.01)%             (0.87)%**
  After expense reimbursement and
    earnings credits....................      (0.90)%       (1.06)%       (0.79)%       (0.85)%             (0.70)%**
Portfolio turnover rate.................          69%           71%           93%          104%               71%


(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

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UBS U.S. Small Cap Growth Fund -- Financial Highlights


                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   9.75           $  10.18
                                                --------           --------
Income from investment operations:
  Net investment loss...................           (0.14)**           (0.11)**
  Net realized and unrealized gain......            0.28               0.12
                                                --------           --------
    Total income from investment
      operations........................            0.14               0.01
                                                --------           --------
Less distributions:
  Distributions from net realized
    gains...............................              --              (0.44)
                                                --------           --------
Net asset value, end of period..........        $   9.89           $   9.75
                                                ========           ========
Total return+...........................           1.44%            (0.11)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $  1,132           $    656
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.47%              2.46%***
  After expense reimbursement and
    earnings credits....................           2.15%              2.15%***
Ratio of net investment loss to average
  net assets:
  Before expense reimbursement and
    earnings credits....................           (1.97)%            (1.93)%***
  After expense reimbursement and
    earnings credits....................           (1.65)%            (1.62)%***
Portfolio turnover rate.................             69%                71%



  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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--------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights


                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   9.74           $  10.37
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment loss...................           (0.14)**           (0.10)**
  Net realized and unrealized gain
    (loss)..............................            0.28              (0.09)
                                                --------           --------
    Total loss from investment
      operations........................            0.14              (0.19)
                                                --------           --------
Less distributions:
  Distributions from net realized
    gains...............................              --              (0.44)
                                                --------           --------
Net asset value, end of period..........        $   9.88           $   9.74
                                                ========           ========
Total return+...........................           1.44%            (2.04)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $    757           $    410
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.47%              2.46%***
  After expense reimbursement and
    earnings credits....................           2.15%              2.15%***
Ratio of net investment loss to average
  net assets:
  Before expense reimbursement and
    earnings credits....................           (1.97)%            (1.90)%***
  After expense reimbursement and
    earnings credits....................           (1.65)%            (1.59)%***
Portfolio turnover rate.................             69%                71%



  * For the period November 19, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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--------------------------------------------------------------------------

UBS U.S. Small Cap Growth Fund -- Financial Highlights


                                                                          CLASS Y
                                             ------------------------------------------------------------------
                                                                                                     SIX MONTHS
                                                             YEAR ENDED JUNE 30,                       ENDED
                                             ---------------------------------------------------      JUNE 30,
                                               2003          2002          2001          2000         1999(A)
                                             ---------     ---------     ---------     ---------     ----------
Net asset value, beginning of period....     $   9.92      $  11.86      $  16.27      $   9.18       $   8.80
                                             --------      --------      --------      --------       --------
Income (loss) from investment
  operations:
  Net investment loss...................        (0.06)*       (0.09)*       (0.07)        (0.03)*        (0.02)
  Net realized and unrealized gain
    (loss)..............................         0.29         (1.41)        (1.51)         7.12           0.40
                                             --------      --------      --------      --------       --------
    Total income (loss) from investment
      operations........................         0.23         (1.50)        (1.58)         7.09           0.38
                                             --------      --------      --------      --------       --------
Less distributions:
  Distributions from net realized
    gains...............................           --         (0.44)        (2.83)           --             --
                                             --------      --------      --------      --------       --------
Net asset value, end of period..........     $  10.15      $   9.92      $  11.86      $  16.27       $   9.18
                                             ========      ========      ========      ========       ========
Total return+...........................        2.32%      (12.90)%      (10.74)%        77.23%          4.32%#
                                             ========      ========      ========      ========       ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 39,785      $ 36,318      $ 44,057      $ 50,975       $ 35,211
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.49%         1.41%         1.23%         1.31%          1.32%**
  After expense reimbursement and
    earnings credits....................        1.15%         1.15%         1.15%         1.15%          1.15%**
Ratio of net investment loss to average
  net assets:
  Before expense reimbursement and
    earnings credits....................      (1.00)%       (1.07)%       (0.62)%       (0.76)%          (0.62)%**
  After expense reimbursement and
    earnings credits....................      (0.66)%       (0.81)%       (0.54)%       (0.60)%          (0.45)%**
Portfolio turnover rate.................          69%           71%           93%          104%            71%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
 **  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.
(a)  Reflects the Fund's change in fiscal year end from December 31 to June 30.



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
                                                                       CLASS A
                                                                 YEAR ENDED JUNE 30,
                                          -----------------------------------------------------------------
                                            2003          2002          2001          2000          1999
                                          ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....  $  10.60      $  11.10      $  11.20      $  11.99      $  12.75
                                          --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................      0.10*         0.10*         0.22          0.19*         0.27
  Net realized and unrealized gain
    (loss)..............................      0.41          0.40          0.31         (0.30)         0.25
                                          --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................      0.51          0.50          0.53         (0.11)         0.52
                                          --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................     (0.42)        (0.19)           --         (0.16)        (0.44)
  Distributions from net realized
    gains...............................        --         (0.81)        (0.63)        (0.52)        (0.84)
                                          --------      --------      --------      --------      --------
    Total distributions.................     (0.42)        (1.00)        (0.63)        (0.68)        (1.28)
                                          --------      --------      --------      --------      --------
Net asset value, end of period..........  $  10.69      $  10.60      $  11.10      $  11.20      $  11.99
                                          ========      ========      ========      ========      ========
Total return+...........................     5.35%         4.84%         4.95%       (0.80)%         4.47%
                                          ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....  $175,415      $  6,914      $    237      $    202      $  1,576
Ratio of expenses to average net assets:
  Before expense reimbursement..........     1.35%         1.35%         1.30%         1.24%         1.21%
  After expense reimbursement...........     1.35%         1.35%         1.30%         1.24%         1.21%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement..........     0.98%         0.98%         1.52%         1.74%         1.98%
  After expense reimbursement...........     0.98%         0.98%         1.52%         1.74%         1.98%
Portfolio turnover rate.................       66%          116%          115%           98%          105%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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
                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $  10.52           $  11.21
                                                --------           --------
Income from investment operations:
  Net investment income.................            0.02**             0.12**
  Net realized and unrealized gain......            0.41               0.19
                                                --------           --------
    Total income from investment
      operations........................            0.43               0.31
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.40)             (0.19)
  Distributions from net realized
    gains...............................              --              (0.81)
                                                --------           --------
    Total distributions.................           (0.40)             (1.00)
                                                --------           --------
Net asset value, end of period..........        $  10.55           $  10.52
                                                ========           ========
Total return+...........................           4.60%              3.00%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $ 49,573           $  1,570
Ratio of expenses to average net assets:
  Before expense reimbursement..........           2.10%              2.10%***
  After expense reimbursement...........           2.10%              2.10%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement..........           0.23%              2.17%***
  After expense reimbursement...........           0.23%              2.17%***
Portfolio turnover rate.................             66%               116%



  * For the period December 13, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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
                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $  10.54           $  11.10
                                                --------           --------
Income from investment operations:
  Net investment income.................            0.02**             0.11**
  Net realized and unrealized gain......            0.41               0.33
                                                --------           --------
    Total income from investment
      operations........................            0.43               0.44
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.41)             (0.19)
  Distributions from net realized
    gains...............................              --              (0.81)
                                                --------           --------
    Total distributions.................           (0.41)             (1.00)
                                                --------           --------
Net asset value, end of period..........        $  10.56           $  10.54
                                                ========           ========
Total return+...........................           4.55%              4.23%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $137,078           $  1,525
Ratio of expenses to average net assets:
  Before expense reimbursement..........           2.10%              2.10%***
  After expense reimbursement...........           2.10%              2.10%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement..........           0.23%              1.77%***
  After expense reimbursement...........           0.23%              1.77%***
Portfolio turnover rate.................             66%               116%



  *  For the period November 22, 2001 (commencement of issuance) through
     June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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
                                                                          CLASS Y
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2003          2002          2001          2000          1999
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $  10.69      $  11.18      $  11.25      $  12.02      $  12.77
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.12*         0.13*         0.25          0.23*         0.30
  Net realized and unrealized gain
    (loss)..............................         0.41          0.38          0.31         (0.30)         0.25
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         0.53          0.51          0.56         (0.07)         0.55
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.43)        (0.19)           --         (0.18)        (0.46)
  Distributions from net realized
    gains...............................           --         (0.81)        (0.63)        (0.52)        (0.84)
                                             --------      --------      --------      --------      --------
    Total distributions.................        (0.43)        (1.00)        (0.63)        (0.70)        (1.30)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $  10.79      $  10.69      $  11.18      $  11.25      $  12.02
                                             ========      ========      ========      ========      ========
Total return+...........................        5.50%         4.91%         5.20%       (0.48)%         4.76%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $193,758      $165,630      $156,130      $284,229      $469,080
Ratio of expenses to average net assets:
  Before expense reimbursement..........        1.10%         1.10%         1.05%         0.99%         0.96%
  After expense reimbursement...........        1.10%         1.10%         1.05%         0.99%         0.96%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement..........        1.23%         1.24%         1.77%         1.99%         2.23%
  After expense reimbursement...........        1.23%         1.24%         1.77%         1.99%         2.23%
Portfolio turnover rate.................          66%          116%          115%           98%          105%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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UBS Global Equity Fund -- Financial Highlights


                                                     CLASS A
                                               YEAR ENDED JUNE 30,
                              ------------------------------------------------------
                                2003        2002        2001        2000       1999
                              --------     -------     -------     ------     ------
Net asset value,
  beginning of period....     $   9.37     $ 10.61     $ 12.44     $13.40     $12.53
                              --------     -------     -------     ------     ------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.16*       0.04*       0.07       0.04*      0.10*
  Net realized and
    unrealized gain
    (loss)...............        (0.39)      (0.88)      (0.56)      0.27       1.09
                              --------     -------     -------     ------     ------
    Total income (loss)
      from investment
      operations.........        (0.23)      (0.84)      (0.49)      0.31       1.19
                              --------     -------     -------     ------     ------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................        (0.25)      (0.06)      (0.02)     (0.06)     (0.14)
  Distributions from net
    realized gains.......           --       (0.34)      (1.32)     (1.21)     (0.18)
                              --------     -------     -------     ------     ------
    Total
      distributions......        (0.25)      (0.40)      (1.34)     (1.27)     (0.32)
                              --------     -------     -------     ------     ------
Net asset value, end of
  period.................     $   8.89     $  9.37     $ 10.61     $12.44     $13.40
                              ========     =======     =======     ======     ======
Total return+............      (2.23)%     (8.05)%     (4.45)%      2.49%      9.80%
                              ========     =======     =======     ======     ======
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $123,756     $15,173     $   302     $  224     $  220
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.44%       1.47%       1.37%      1.33%      1.30%
  After expense
    reimbursement and
    earnings credits.....        1.25%       1.25%       1.25%      1.25%      1.25%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        1.73%       0.17%       0.65%      0.23%      0.80%
  After expense
    reimbursement and
    earnings credits.....        1.92%       0.39%       0.77%      0.31%      0.85%
Portfolio turnover
  rate...................         206%        117%         81%       111%        86%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.

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UBS Global Equity Fund -- Financial Highlights


                                                          CLASS B
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....        $   9.34           $  10.17
                                                --------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.10**             0.05**
  Net realized and unrealized loss......           (0.39)             (0.48)
                                                --------           --------
    Total loss from investment
      operations........................           (0.29)             (0.43)
                                                --------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.23)             (0.06)
  Distributions from net realized
    gains...............................              --              (0.34)
                                                --------           --------
    Total distributions.................           (0.23)             (0.40)
                                                --------           --------
Net asset value, end of period..........        $   8.82           $   9.34
                                                ========           ========
Total return+...........................         (2.91)%            (4.38)%++
                                                ========           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $144,232           $    418
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.20%              2.25%***
  After expense reimbursement and
    earnings credits....................           2.00%              2.00%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.97%              0.72%***
  After expense reimbursement and
    earnings credits....................           1.17%              0.97%***
Portfolio turnover rate.................            206%               117%



  * For the period December 11, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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
                                                          CLASS C
                                             ----------------------------------
                                                                    FOR THE
                                               YEAR ENDED        PERIOD ENDED
                                             JUNE 30, 2003      JUNE 30, 2002*
                                             --------------     ---------------
Net asset value, beginning of period....         $  9.33           $  10.18
                                                 -------           --------
Income (loss) from investment
  operations:
  Net investment income.................            0.10**             0.04**
  Net realized and unrealized loss......           (0.40)             (0.49)
                                                 -------           --------
    Total loss from investment
      operations........................           (0.30)             (0.45)
                                                 -------           --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.24)             (0.06)
  Distributions from net realized
    gains...............................              --              (0.34)
                                                 -------           --------
    Total distributions.................           (0.24)             (0.40)
                                                 -------           --------
Net asset value, end of period..........         $  8.79           $   9.33
                                                 =======           ========
Total return+...........................         (2.93)%            (4.57)%++
                                                 =======           ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....         $93,605           $    351
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.24%              2.23%***
  After expense reimbursement and
    earnings credits....................           2.00%              2.00%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.93%              0.55%***
  After expense reimbursement and
    earnings credits....................           1.17%              0.78%***
Portfolio turnover rate.................            206%               117%



  * For the period November 27, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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
                                                           CLASS Y
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2003          2002          2001          2000          1999
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $   9.47      $  10.68      $  12.47      $  13.42      $  12.54
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.18*         0.06*         0.09          0.07*         0.14*
  Net realized and
    unrealized gain
    (loss)...............        (0.39)        (0.87)        (0.54)         0.27          1.09
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.21)        (0.81)        (0.45)         0.34          1.23
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................        (0.27)        (0.06)        (0.02)        (0.08)        (0.17)
  Distributions from net
    realized gains.......           --         (0.34)        (1.32)        (1.21)        (0.18)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.27)        (0.40)        (1.34)        (1.29)        (0.35)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   8.99      $   9.47      $  10.68      $  12.47      $  13.42
                              ========      ========      ========      ========      ========
Total return+............      (1.93)%       (7.71)%       (4.07)%         2.69%        10.14%
                              ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period
  (in 000s)..............     $ 62,873      $ 40,714      $ 49,306      $ 40,538      $ 42,106
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.16%         1.19%         1.12%         1.08%         1.05%
  After expense
    reimbursement and
    earnings credits.....        1.00%         1.00%         1.00%         1.00%         1.00%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        2.01%         0.45%         0.90%         0.48%         1.05%
  After expense
    reimbursement and
    earnings credits.....        2.17%         0.64%         1.02%         0.56%         1.10%
Portfolio turnover
  rate...................         206%          117%           81%          111%           86%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.

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
                                                                          CLASS A
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2003          2002*         2001          2000          1999
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $   9.01      $   8.58      $   9.09      $   9.16      $   9.40
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.24**        0.17**        0.33**        0.37**        0.37**
  Net realized and unrealized gain
    (loss)..............................         1.21          0.43         (0.72)        (0.43)        (0.07)
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         1.45          0.60         (0.39)        (0.06)         0.30
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.22)           --         (0.06)           --         (0.46)
  Distributions from net realized
    gains...............................           --            --            --         (0.01)        (0.08)
  Distributions from return of
    capital.............................           --         (0.17)           --            --            --
                                             --------      --------      --------      --------      --------
    Total distributions.................        (0.22)        (0.17)        (0.06)        (0.01)        (0.54)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $  10.24      $   9.01      $   8.64      $   9.09      $   9.16
                                             ========      ========      ========      ========      ========
Total return+...........................       16.34%         7.18%#      (4.27)%       (0.66)%         2.89%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 11,659      $  1,925      $      3      $      1      $  1,085
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.53%         1.49%***      1.37%         1.30%         1.15%
  After expense reimbursement and
    earnings credits....................        1.15%         1.15%***      1.15%         1.19%++       1.15%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        2.06%         2.72%***      3.60%         4.09%         3.80%
  After expense reimbursement and
    earnings credits....................        2.44%         3.06%***      3.82%         4.20%         3.80%
Portfolio turnover rate.................         145%          157%          165%           87%          138%



  * On July 2, 2001 Class A was fully liquidated. Information shown is for the period November 5, 2001 (commencement of reissuance) for Class A through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.15%. Interest expense was 0.04% of net assets.
  #  The return is non-annualized.



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
                                                           CLASS B
                                             -----------------------------------
                                                                     FOR THE
                                               YEAR ENDED         PERIOD ENDED
                                             JUNE 30, 2003*      JUNE 30, 2002*
                                             ---------------     ---------------
Net asset value, beginning of period....        $   9.01            $   8.35
                                                --------            --------
Income from investment operations:
  Net investment income.................            0.16**              0.11**
  Net realized and unrealized gain......            1.23                0.69
                                                --------            --------
    Total income from investment
      operations........................            1.39                0.80
                                                --------            --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.15)                 --
  Distributions from return of
    capital.............................              --               (0.14)
                                                --------            --------
    Total distributions.................           (0.15)              (0.14)
                                                --------            --------
Net asset value, end of period..........        $  10.25            $   9.01
                                                ========            ========
Total return+...........................          15.61%               9.67%@
                                                ========            ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....        $  1,755            $    392
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.30%               2.25%***
  After expense reimbursement and
    earnings credits....................           1.90%               1.90%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           1.29%               1.94%***
  After expense reimbursement and
    earnings credits....................           1.69%               2.29%***
Portfolio turnover rate.................            145%                157%



  * Information shown is for the period November 26, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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
                                                         CLASS C
                                                    -----------------
                                                         FOR THE
                                                      PERIOD ENDED
                                                     JUNE 30, 2003*
                                                    -----------------
Net asset value, beginning of period..............    $       9.00
                                                      ------------
Income from investment operations:
  Net investment income...........................            0.19**
  Net realized and unrealized gain................            1.22
                                                      ------------
    Total income from investment operations.......            1.41
                                                      ------------
Less distributions:
  Distributions from net investment income and net
    foreign currency gains........................           (0.18)
                                                      ------------
Net asset value, end of period....................    $      10.23
                                                      ============
Total return+.....................................          15.84%++
                                                      ============
Ratios/Supplemental Data:
  Net assets, end of period (in 000s).............    $      3,198
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings
     credits......................................           2.01%***
    After expense reimbursement and earnings
     credits......................................           1.65%***
  Ratio of net investment income to average net
    assets:
    Before expense reimbursement and earnings
     credits......................................           1.58%***
    After expense reimbursement and earnings
     credits......................................           1.94%***
  Portfolio turnover rate.........................            145%



  * For period July 2, 2002 (commencement of issuance) through June 30, 2003. ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return is non-annualized.
  +  The returns do not include sales charges.



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
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--------------------------------------------------------------------------

UBS Global Bond Fund -- Financial Highlights


                                                                          CLASS Y
                                                                    YEAR ENDED JUNE 30,
                                             -----------------------------------------------------------------
                                               2003          2002          2001          2000          1999
                                             ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period....     $   9.79      $   8.57      $   9.01      $   9.18      $   9.41
                                             --------      --------      --------      --------      --------
Income (loss) from investment
  operations:
  Net investment income.................         0.28*         0.31*         0.36*         0.40*         0.39*
  Net realized and unrealized gain
    (loss)..............................         1.33          1.09         (0.72)        (0.43)        (0.07)
                                             --------      --------      --------      --------      --------
    Total income (loss) from investment
      operations........................         1.61          1.40         (0.36)        (0.03)         0.32
                                             --------      --------      --------      --------      --------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................        (0.24)           --         (0.08)        (0.13)        (0.47)
  Distributions from net realized
    gains...............................           --            --            --         (0.01)        (0.08)
  Distributions from return of
    capital.............................           --         (0.18)           --            --            --
                                             --------      --------      --------      --------      --------
    Total distributions.................        (0.24)        (0.18)        (0.08)        (0.14)        (0.55)
                                             --------      --------      --------      --------      --------
Net asset value, end of period..........     $  11.16      $   9.79      $   8.57      $   9.01      $   9.18
                                             ========      ========      ========      ========      ========
Total return+...........................       16.72%        16.57%       (4.02)%       (0.34)%         3.13%
                                             ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of period (in 000s).....     $ 35,484      $ 34,421      $ 37,822      $ 43,467      $ 92,832
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................        1.32%         1.17%         1.12%         1.05%         0.90%
  After expense reimbursement and
    earnings credits....................        0.90%         0.90%         0.90%         0.94%++       0.90%
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................        2.27%         3.14%         3.85%         4.34%         4.05%
  After expense reimbursement and
    earnings credits....................        2.69%         3.41%         4.07%         4.45%         4.05%
Portfolio turnover rate.................         145%          157%          165%           87%          138%



  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.90%. Interest expense was 0.04% of net assets.



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
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--------------------------------------------------------------------------

UBS International Equity Fund -- Financial Highlights


                                                           CLASS A
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2003          2002          2001          2000          1999
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $   8.08      $  10.61      $  13.57      $  12.30      $  12.14
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.10*         0.13*           --*         0.08*         0.12
  Net realized and
    unrealized gain
    (loss)...............        (0.87)        (0.79)        (2.15)         1.33          0.27
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.77)        (0.66)        (2.15)         1.41          0.39
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................        (0.31)        (0.27)        (0.04)           --         (0.11)
  Distributions from net
    realized gains.......        (0.01)        (1.60)        (0.77)        (0.14)        (0.12)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.32)        (1.87)        (0.81)        (0.14)        (0.23)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   6.99      $   8.08      $  10.61      $  13.57      $  12.30
                              ========      ========      ========      ========      ========
Total return+............      (9.24)%       (5.91)%      (16.37)%        11.51%         3.30%
                              ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period
  (in 000s)..............     $  3,146      $  2,599      $    301      $      1      $     15
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.47%         1.41%         1.31%         1.25%         1.24%
  After expense
    reimbursement and
    earnings credits.....        1.25%         1.25%         1.28%++       1.25%+++      1.24%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        1.21%         1.38%         0.77%         0.64%         1.10%
  After expense
    reimbursement and
    earnings credits.....        1.43%         1.54%         0.80%         0.64%         1.10%
Portfolio turnover
  rate...................         120%           82%           62%           59%           74%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.25%.
+++ The ratio of net operating expenses to average net assets for Class A was 1.24%.

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--------------------------------------------------------------------------

UBS International Equity Fund -- Financial Highlights


                                                        CLASS B
                                          -----------------------------------
                                                                 FOR THE
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2003     JUNE 30, 2002*
                                          ----------------  -----------------
Net asset value, beginning of period....    $       8.05       $      7.75
                                            ------------       -----------
Income (loss) from investment
  operations:
  Net investment income.................            0.04**            0.05**
  Net realized and unrealized gain
    (loss)..............................           (0.86)             0.25
                                            ------------       -----------
    Total income (loss) from investment
      operations........................           (0.82)             0.30
                                            ------------       -----------
Less distributions:
  Distributions from net investment
    income and foreign currency gains...           (0.30)               --
  Distributions from net realized
    gains...............................           (0.01)               --
                                            ------------       -----------
    Total distributions.................           (0.31)               --
                                            ------------       -----------
Net asset value, end of period..........    $       6.92       $      8.05
                                            ============       ===========
Total return+...........................         (9.94)%             3.87%@
                                            ============       ===========
Ratios/Supplemental Data:
Net assets, end of period (in 000s).....    $        352       $       120
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.18%             2.05%***
  After expense reimbursement and
    earnings credits....................           2.00%             2.00%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.50%             1.45%***
  After expense reimbursement and
    earnings credits....................           0.68%             1.50%***
Portfolio turnover rate.................            120%               82%



  * For the period February 12, 2002 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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UBS Global Asset Management                                                  167

The UBS Funds
--------------------------------------------------------------------------

UBS International Equity Fund -- Financial Highlights


                                                        CLASS C
                                          -----------------------------------
                                                                 FOR THE
                                             YEAR ENDED       PERIOD ENDED
                                           JUNE 30, 2003     JUNE 30, 2002*
                                          ----------------  -----------------
Net asset value, beginning of period....    $       8.05       $      7.75
                                            ------------       -----------
Income (loss) from investment
  operations:
  Net investment income.................            0.04**            0.04**
  Net realized and unrealized gain
    (loss)..............................           (0.89)             0.26
                                            ------------       -----------
    Total income (loss) from investment
      operations........................           (0.85)             0.30
                                            ------------       -----------
Less distributions:
  Distributions from net investment
    income and net foreign currency
    gains...............................           (0.29)               --
  Distributions from net realized
    gains...............................           (0.01)               --
                                            ------------       -----------
    Total distributions.................           (0.30)               --
                                            ------------       -----------
Net asset value, end of period..........    $       6.90       $      8.05
                                            ============       ===========
Total return+...........................        (10.29)%             3.87%@
                                            ============       ===========
Ratios/Supplemental Data:
Net assets, end of period (in 000s).....    $        399       $       183
Ratio of expenses to average net assets:
  Before expense reimbursement and
    earnings credits....................           2.21%             2.19%***
  After expense reimbursement and
    earnings credits....................           2.00%             2.00%***
Ratio of net investment income to
  average net assets:
  Before expense reimbursement and
    earnings credits....................           0.47%             0.91%***
  After expense reimbursement and
    earnings credits....................           0.68%             1.10%***
Portfolio turnover rate.................            120%               82%



  * For the period December 26, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  @  The return is non-annualized.
  +  The returns do not include sales charges.



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168                                                  UBS Global Asset Management

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--------------------------------------------------------------------------

UBS International Equity Fund -- Financial Highlights


                                                           CLASS Y
                                                     YEAR ENDED JUNE 30,
                              -----------------------------------------------------------------
                                2003          2002          2001          2000          1999
                              ---------     ---------     ---------     ---------     ---------
Net asset value,
  beginning of period....     $   8.12      $  10.64      $  13.57      $  12.34      $  12.15
                              --------      --------      --------      --------      --------
Income (loss) from
  investment operations:
  Net investment
    income...............         0.11*         0.09*         0.13*         0.11*         0.16
  Net realized and
    unrealized gain
    (loss)...............        (0.88)        (0.74)        (2.25)         1.33          0.27
                              --------      --------      --------      --------      --------
    Total income (loss)
      from investment
      operations.........        (0.77)        (0.65)        (2.12)         1.44          0.43
                              --------      --------      --------      --------      --------
Less distributions:
  Distributions from net
    investment income and
    net foreign currency
    gains................        (0.33)        (0.27)        (0.04)        (0.07)        (0.12)
  Distributions from net
    realized gains.......        (0.01)        (1.60)        (0.77)        (0.14)        (0.12)
                              --------      --------      --------      --------      --------
    Total
      distributions......        (0.34)        (1.87)        (0.81)        (0.21)        (0.24)
                              --------      --------      --------      --------      --------
Net asset value, end of
  period.................     $   7.01      $   8.12      $  10.64      $  13.57      $  12.34
                              ========      ========      ========      ========      ========
Total return+............      (9.21)%       (5.78)%      (16.15)%        11.76%         3.65%
                              ========      ========      ========      ========      ========
Ratios/Supplemental Data:
Net assets, end of period
  (in 000s)..............     $ 90,514      $ 97,851      $192,408      $411,985      $490,322
Ratio of expenses to
  average net assets:
  Before expense
    reimbursement and
    earnings credits.....        1.21%         1.13%         1.06%         1.00%         0.99%
  After expense
    reimbursement and
    earnings credits.....        1.00%         1.00%         1.03%++       1.00%+++      0.99%
Ratio of net investment
  income to average net
  assets:
  Before expense
    reimbursement and
    earnings credits.....        1.47%         0.92%         1.02%         0.89%         1.35%
  After expense
    reimbursement and
    earnings credits.....        1.68%         1.05%         1.05%         0.89%         1.35%
Portfolio turnover
  rate...................         120%           82%           62%           59%           74%


  * The net investment income per share data was determined by using average shares outstanding throughout the period.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 1.00%.
+++ The ratio of net operating expenses to average net assets for Class Y was 0.99%.

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UBS Global Asset Management                                                  169

If you want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus.

You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' annual and semi-annual reports and the SAI by contacting the Funds directly at 1-800-647-1568.

You may review and copy information about the Funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You may get copies of reports and other information about the Funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

  The UBS Funds


       UBS U.S. Bond Fund
       UBS High Yield Fund
       UBS U.S. Allocation Fund
       UBS U.S. Equity Fund
       UBS U.S. Value Equity Fund
       UBS U.S. Large Cap Growth Fund
       UBS U.S. Small Cap Equity Fund
       UBS U.S. Small Cap Growth Fund
       UBS U.S. Real Estate Equity Fund
       UBS Global Allocation Fund
       UBS Global Equity Fund
       UBS Global Bond Fund
       UBS International Equity Fund
       UBS Emerging Markets Debt Fund
       UBS Emerging Markets Equity Fund

   Prospectus

The UBS Funds
Investment Company Act File No. 811-6637


    October 28, 2003

                                 THE UBS FUNDS
                             ONE NORTH WACKER DRIVE
                            CHICAGO, ILLINOIS 60606


                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 28, 2003


    The following funds (the "Funds") are series of The UBS Funds, an open-end management investment company (the "Trust"):


UBS U.S. Bond Fund                                   UBS U.S. Real Estate Equity Fund
UBS High Yield Fund                                  UBS Global Allocation Fund
UBS U.S. Allocation Fund                             UBS Global Equity Fund
UBS U.S. Equity Fund                                 UBS Global Bond Fund
UBS U.S. Value Equity Fund                           UBS International Equity Fund
UBS U.S. Large Cap Growth Fund                       UBS Emerging Markets Debt Fund
UBS U.S. Small Cap Equity Fund                       UBS Emerging Markets Equity Fund
UBS U.S. Small Cap Growth Fund


    UBS Global Asset Management (Americas) Inc., an indirect wholly owned subsidiary of UBS AG ("UBS"), serves as the investment advisor for the Funds. UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the administrator and underwriter for the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS.

    Portions of the Funds' Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain additional copies of the Funds' Annual Report without charge by calling toll-free 1-800-647-1568.


    This SAI is not a prospectus and should be read only in conjunction with the Funds' current Prospectus, dated October 28, 2003. A copy of the Prospectus may be obtained by calling your investment professional or by calling the Trust toll-free at 1-800-647-1568. The Prospectus contains more complete information about the Funds. You should read it carefully before investing.


                               TABLE OF CONTENTS


GENERAL INFORMATION ABOUT THE TRUST.........................      4
  Diversification Status....................................      4
  General Definitions.......................................      4
INVESTMENT STRATEGIES.......................................      5
INVESTMENTS RELATING TO ALL FUNDS...........................      5
  Cash and Cash Equivalents.................................      5
  Repurchase Agreements.....................................      6
  Reverse Repurchase Agreements.............................      6
  Borrowing.................................................      7
  Loans of Portfolio Securities.............................      7
  Swaps.....................................................      7
  Futures...................................................      8
  Options...................................................      9
  Index Options.............................................     11
  Special Risks of Options on Indices.......................     11
  Rule 144A and Illiquid Securities.........................     12
  Investment Company Securities and Investments in
    Affiliated Investment Companies.........................     13
  Issuer Location...........................................     13
  Other Investments.........................................     14

INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND, UBS
  GLOBAL EQUITY FUND, UBS U.S. ALLOCATION FUND,
  UBS U.S. EQUITY FUND, UBS U.S. VALUE EQUITY FUND,
  UBS U.S. LARGE CAP GROWTH FUND, UBS U.S. SMALL CAP EQUITY
  FUND, UBS U.S. SMALL CAP GROWTH FUND, UBS U.S. REAL ESTATE
  EQUITY FUND, UBS HIGH YIELD FUND, UBS INTERNATIONAL EQUITY
  FUND AND UBS EMERGING MARKETS EQUITY FUND.................     14
  Equity Securities.........................................     14
  Exchange-Traded Index Securities..........................     14
INVESTMENTS RELATING TO THE UBS GLOBAL FUNDS, UBS U.S. LARGE
  CAP GROWTH FUND, UBS U.S. SMALL CAP EQUITY FUND, UBS U.S.
  SMALL CAP GROWTH FUND, UBS U.S. REAL ESTATE EQUITY FUND
  AND UBS HIGH YIELD FUND...................................     15
  Eurodollar Securities.....................................     15
  Foreign Securities........................................     15
  Forward Foreign Currency Contracts........................     15
  Non-Deliverable Forwards..................................     15
  Options on Foreign Currencies.............................     16
  Short Sales...............................................     17
INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND, UBS
  GLOBAL BOND FUND, UBS U.S. ALLOCATION FUND,
  UBS U.S. REAL ESTATE EQUITY FUND, UBS U.S. BOND FUND,
  UBS HIGH YIELD FUND, UBS EMERGING MARKETS DEBT FUND AND
  UBS EMERGING MARKETS EQUITY FUND..........................     17
  Lower Rated Debt Securities...............................     18
  Pay-In-Kind Bonds.........................................     18
  Convertible Securities....................................     19
  When-Issued Securities....................................     19
  Mortgage-Backed Securities and Mortgage Pass-Through
    Securities..............................................     19
  Collateralized Mortgage Obligations ("CMOs") and Real
    Estate Mortgage Investment Conduits ("REMICs")..........     21
  Dollar Rolls..............................................     22
  Other Mortgage-Backed Securities..........................     22
  Asset-Backed Securities...................................     22
  Zero Coupon and Delayed Interest Securities...............     23
INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND, UBS
  GLOBAL BOND FUND, UBS GLOBAL EQUITY FUND, UBS HIGH YIELD
  FUND, UBS INTERNATIONAL EQUITY FUND, UBS EMERGING MARKETS
  DEBT FUND AND UBS EMERGING MARKETS EQUITY FUND............     24
  Emerging Markets Investments..............................     24
  Risks of Investing in Emerging Markets....................     26
  Investments in Russian Securities.........................     27
  UBS Global Allocation Fund--Asset Allocation..............     28
  Real Estate Equity Securities and Real Estate Investment
    Trusts (REITS)..........................................     28
SECONDARY RISKS.............................................     29
INVESTMENT RESTRICTIONS.....................................     29
MANAGEMENT OF THE TRUST.....................................     32
  Trustees and Officers.....................................     32
  Compensation Table........................................     35
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........     36
INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING AND OTHER
  SERVICE ARRANGEMENTS......................................     54
  Advisor...................................................     54
  Sub-Advisor...............................................     57
  Administrative, Accounting and Custody Services...........     57

  Principal Underwriting Arrangements.......................     58
  Transfer Agency Services..................................     65
  Independent Auditors......................................     65
  Legal Counsel.............................................     65
  Personal Trading Policies.................................     66
  Proxy Voting Policies.....................................     66
  Bank Line of Credit.......................................     66
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS............     67
  Portfolio Turnover........................................     70
SHARES OF BENEFICIAL INTEREST...............................     71
REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND
  REDEMPTION INFORMATION AND OTHER SERVICES.................     72
  Sales Charge Reductions and Waivers.......................     72
  Additional Information Regarding Purchases Through Letter
    of Intent...............................................     73
  Automatic Cash Withdrawal Plan............................     75
  Individual Retirement Accounts............................     75
  Transfer of Accounts......................................     75
  Transfer of Securities....................................     75
CONVERSION OF CLASS B SHARES................................     76
NET ASSET VALUE.............................................     76
TAXATION....................................................     77
  Additional Information on Distributions and Taxes.........     77
  Distributions.............................................     77
  Investments in Foreign Securities.........................     77
  Redemption of Shares......................................     78
PERFORMANCE CALCULATIONS....................................     80
  Total Return..............................................     80
  Yield.....................................................     91
FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS....     92
CORPORATE DEBT RATINGS--APPENDIX A..........................    A-1
SECONDARY RISKS--APPENDIX B.................................    B-1

                      GENERAL INFORMATION ABOUT THE TRUST


    The Trust currently offers shares of the following fifteen series, representing separate portfolios of investments: UBS U.S. Bond Fund, UBS High Yield Fund, UBS U.S. Allocation Fund (formerly known as UBS U.S. Balanced Fund), UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Bond Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund. The Trust currently offers four classes of shares for each Fund: the Class A shares, the Class B shares, the Class C shares and the Class Y shares. Class A shares have a front-end sales charge, a contingent deferred sales charge ("CDSC") in the first year of ownership, and are subject to annual 12b-1 plan service fees of 0.25% of average daily net assets of the respective Fund. Class B shares have a CDSC and are subject to annual 12b-1 distribution fees of 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average daily net assets. Class C shares have a CDSC and are subject to annual 12b-1 distribution fees of 0.50% or 0.75% of average daily net assets, as well as annual 12b-1 plan service fees of 0.25% of average daily net assets. Class Y shares, which are designed primarily for institutional investors, have no sales charges and are not subject to annual 12b-1 plan expenses. The Trust is a Delaware statutory trust organized on December 1, 1993.


DIVERSIFICATION STATUS


    Each of the UBS U.S. Bond Fund, UBS High Yield Fund, UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Global Allocation Fund, UBS Global Equity Fund and UBS International Equity Fund is "diversified" as that term is defined in the Investment Company Act of 1940, as amended (the "Act"). Each of the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Global Bond Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund is classified as "non-diversified" for purposes of the Act, which means that each Fund is not limited by the Act with regard to the portion of its assets that may be invested in the securities of a single issuer. To the extent that a non-diversified Fund makes investments in excess of 5% of its total assets in the securities of a particular issuer, its exposure to the risks associated with that issuer is increased. Because each non-diversified Fund may invest in a limited number of issuers, the performance of particular securities may adversely affect the performance of the Fund or subject the Fund to greater price volatility than that experienced by diversified investment companies.


GENERAL DEFINITIONS

    As used throughout this SAI, the following terms shall have the meanings listed:

    "Act" shall mean the Investment Company Act of 1940, as amended.

    "Administrator" or "UBS Global AM" shall mean UBS Global Asset Management
(US) Inc., which serves as the Funds' administrator.

    "Advisor" shall mean UBS Global Asset Management (Americas) Inc., which serves as the Funds' investment advisor.

    "Board" shall mean the Board of Trustees of the Trust.

    "Code" shall mean the Internal Revenue Code of 1986, as amended.


    "Equity Funds" shall mean the UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund and UBS Emerging Markets Equity Fund.


    "Family Funds" shall mean the Funds and other funds for which UBS Global Asset Management (US) Inc. or any of its affiliates serves as principal underwriter.

    "Fixed Income Funds" shall mean the UBS U.S. Bond Fund, UBS High Yield Fund, UBS Global Bond Fund and UBS Emerging Markets Debt Fund.

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    "Funds" or "Series" shall mean collectively the UBS Global Allocation Fund,
UBS Global Equity Fund, UBS Global Bond Fund, UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Bond Fund, UBS High Yield Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund (or individually, a "Fund" or a "Series").


    "Moody's" shall mean Moody's Investors Service, Inc.

    "SEC" shall mean the U.S. Securities and Exchange Commission.

    "S&P" shall mean Standard & Poor's Ratings Group.

    "Sub-Advisor" shall mean UBS Global Asset Management (New York) Inc., which serves as the sub-advisor to the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund.

    "Sub-Advised Funds" shall mean the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund.

    "Trust" shall mean The UBS Funds, an open-end management investment company registered under the Act.

    "UBS Global Funds" shall mean collectively the UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Bond Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund (or individually, a "UBS Global Fund").

    "Underwriter" or "UBS Global AM" shall mean UBS Global Asset Management (US) Inc., which serves as the Funds' underwriter.


    "U.S. Funds" shall mean collectively the UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Bond Fund and UBS High Yield Fund (or individually, a "U.S. Fund").


    "1933 Act" shall mean the Securities Act of 1933, as amended.

                             INVESTMENT STRATEGIES


    The following discussion of investment techniques and instruments supplements and should be read in conjunction with the investment objectives and policies set forth in the Funds' Prospectus. The investment practices described below, except for the discussion of percentage limitations with respect to portfolio loan transactions and borrowing, are not fundamental and may be changed by the Board without the approval of the shareholders.


                       INVESTMENTS RELATING TO ALL FUNDS

CASH AND CASH EQUIVALENTS

    The Series may invest a portion of their assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency. The Series may also invest a portion of their assets in shares issued by money market mutual funds. When unusual market conditions warrant, a Series may make substantial temporary defensive investments in cash equivalents up to a maximum of 100% of its net assets. Cash equivalent holdings may be in any currency (although such holdings may not constitute "cash or cash equivalents" for tax diversification purposes under the Code). When a Series invests for defensive purposes, it may affect the attainment of the Series' investment objective.

    Under the terms of an exemptive order issued by the SEC, each Series may invest cash (i) held for temporary defensive purposes; (ii) not invested pending investment in securities; (iii) that is set aside to cover an obligation or commitment of the Series to purchase securities or other assets at a later date;
(iv) to be invested

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on a strategic management basis (i-iv are herein referred to as "Uninvested
Cash"); and (v) collateral that it receives from the borrowers of its portfolio securities in connection with the Series' securities lending program, in a series of shares of UBS Supplementary Trust (the "Supplementary Trust Series"). UBS Supplementary Trust is a private investment pool which has retained the Advisor to manage its investments. The Trustees of the Trust also serve as Trustees of the UBS Supplementary Trust. The Supplementary Trust Series invests in U.S. dollar denominated money market instruments having a dollar-weighted average maturity of 90 days or less, and operates in accordance with Rule 2a-7 under the Act. A Series' investment of Uninvested Cash in shares of the Supplementary Trust Series will not exceed 25% of the Series' total assets. In the event that the Advisor waives 100% of its investment advisory fee with respect to a Series, as calculated monthly, then that Series will be unable to invest in the Supplementary Trust Series until additional investment advisory fees are owed by the Series.

REPURCHASE AGREEMENTS

    When a Series enters into a repurchase agreement, it purchases securities from a bank or broker-dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the Act to be collateralized loans by a Series to the seller secured by the securities transferred to the Series. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Series may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Series, would exceed 15% of the value of the net assets of the Series.

    Repurchase agreements are securities for purposes of the tax diversification requirements that must be met for pass-through treatment under the Code. Accordingly, each Series will limit the value of its repurchase agreements on each of the quarterly testing dates to ensure compliance with Subchapter M of the Code.

REVERSE REPURCHASE AGREEMENTS

    Reverse repurchase agreements involve sales of portfolio securities of a Series to member banks of the Federal Reserve System or securities dealers believed creditworthy, concurrently with an agreement by the Series to repurchase the same securities at a later date at a fixed price which is generally equal to the original sales price plus interest. A Series retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase transaction, a Series will direct its custodian bank to place cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities in a segregated account of the Series in an amount equal to the repurchase price. Any assets designated as segregated by a Series with respect to any reverse repurchase agreements, when-issued securities, options, futures, forward contracts or other derivative transactions shall be liquid, unencumbered and marked-to-market daily (any such assets designated as segregated are referred to in this SAI as "Segregated Assets"), and such Segregated Assets shall be maintained in accordance with pertinent positions of the SEC.

    A reverse repurchase agreement involves the risk that the market value of the securities retained by a Series may decline below the price of the securities the Series has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by the Series and as such, are subject to the same investment limitations.

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BORROWING

    The Series may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. A Series will not borrow money in excess of 33 1/3% of the value of its total assets. A Series has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, a Series shall, within three days thereafter (not including Sundays or holidays), or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. A Series will not pledge more than 10% of its net assets, or issue senior securities as defined in the Act, except for notes to banks and reverse repurchase agreements.

LOANS OF PORTFOLIO SECURITIES


    The Series may lend portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Series may call the loan at any time and receive the securities loaned; (3) a Series will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the respective Series.


    Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, a Series will only enter into portfolio loans after a review of all pertinent factors by the Advisor under the supervision of the Board, including the creditworthiness of the borrower and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Advisor.

SWAPS


    The Series (except for the UBS Global Equity Fund, UBS U.S. Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS High Yield Fund and UBS International Equity Fund) may engage in swaps, including but not limited to interest rate, currency and index swaps and the purchase or sale of related caps, floors, collars and other derivative instruments. A
Series expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of the portfolio's duration, to protect against any increase in the price of securities the Series anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.


    Interest rate swaps involve the exchange by a Series with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

    The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

    The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If the Advisor is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Series will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Series' risk of loss consists of the net amount of interest payments that the Series is contractually entitled to receive. Under Internal Revenue Service rules, any lump sum payment received or due

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under the notional principal contract must be amortized over the life of the contract using the appropriate methodology prescribed by the Internal Revenue Service.

    The equity swaps in which all aforementioned Series intend to invest involve agreements with a counterparty. The return to the Series on any equity swap contact will be the total return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest component based on the notional amount of the agreement. A Series will only enter into an equity swap contract on a net basis, i.e., the two parties' obligations are netted out, with the Series paying or receiving, as the case may be, only the net amount of the payments. Payments under an equity swap contract may be made at the conclusion of the contract or periodically during its term.

    If there is a default by the counterparty to a swap contract, the Series will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, the Series will succeed in pursuing contractual remedies. The Series thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Advisor will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

    The Advisor and the Trust do not believe that the Series' obligations under swap contracts are senior securities and, accordingly, the Series will not treat them as being subject to its borrowing or senior securities restrictions. However, the net amount of the excess, if any, of a Series' obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of Segregated Assets having an aggregate market value at least equal to the accrued excess will be segregated in accordance with SEC positions. To the extent that a Series cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Series has valued the swap, the Series will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Series' net assets.

FUTURES


    The Series may enter into contracts for the purchase or sale for future delivery of securities and indices. The UBS Global Funds, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS High Yield Fund and UBS U.S. Real Estate Equity Fund may also enter into contracts for the purchase or sale for future delivery of foreign currencies.


    A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to a Series of the securities or foreign currency called for by the contract at a specified price during a specified future month. When a futures contract is sold, a Series incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date during a specified future month. A
Series may enter into futures contracts and engage in options transactions related thereto to the extent that not more than 5% of the Series' total assets are required as futures contract margin deposits and premiums on options, and may engage in such transactions to the extent that obligations relating to such futures and related options on futures transactions represent not more than 25% of the Series' total assets.

    When a Series enters into a futures transaction, it must deliver to the futures commission merchant selected by the Series an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Series to, or drawn by the Series from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities subject to the futures contract. The
Series may also effect futures transactions through futures commission merchants who are affiliated with the Advisor or the Series in accordance with procedures adopted by the Board.

    The Series will enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the Commodity Futures Trading Commission for sale to customers in the United States, on foreign exchanges. In addition, all of the Series may sell stock index futures in anticipation of or during a market decline to attempt to offset the decrease in market value of their common stocks that might otherwise

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result; and they may purchase such contracts in order to offset increases in the cost of common stocks that they intend to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

    While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

    The Series may enter into futures contracts to protect against the adverse affects of fluctuations in security prices, interest or foreign exchange rates without actually buying or selling the securities or foreign currency. For example, if interest rates are expected to increase, a Series might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Series. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Series would increase at approximately the same rate, thereby keeping the net asset value of the Series from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Series could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Series could then buy debt securities on the cash market. The Series may also enter into futures contracts as a low cost method for gaining exposure to a particular securities market without directly investing in those securities.

    To the extent that market prices move in an unexpected direction, a Series may not achieve the anticipated benefits of futures contracts or may realize a loss. For example, if a Series is hedged against the possibility of an increase in interest rates which would adversely affect the price of securities held in its portfolio and interest rates decrease instead, the Series would lose part or all of the benefit of the increased value which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Series had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Series may be required to sell securities at a time when it may be disadvantageous to do so.

OPTIONS

    The Series may purchase and write call or put options on foreign or U.S. securities and indices and enter into related closing transactions, but will only engage in option strategies for non-speculative purposes. A Series may also purchase exchange-listed call options on particular market segment indices to achieve temporary exposure to a specific industry.

    The U.S. Funds may invest in options that are listed on U.S. exchanges or traded over-the-counter and the UBS Global Funds, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund may invest in options that are either listed on U.S. or recognized foreign exchanges or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Series' ability to effectively hedge its securities. The Series have been notified by the SEC that it considers over-the-counter options to be illiquid. Accordingly, a Series will only invest in such options to the extent consistent with its 15% limit on investments in illiquid securities.

    PURCHASING CALL OPTIONS--The Series may purchase call options on securities to the extent that premiums paid by a Series do not aggregate more than 20% of the Series' total assets. When a Series purchases a call option, in return for a premium paid by the Series to the writer of the option, the Series obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Series may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

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    A Series may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Series will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Series will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

    Although the Series will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Series would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Series may expire without any value to the Series, in which event the Series would realize a capital loss which will be short-term unless the option was held for more than one year.

    COVERED CALL WRITING--A Series may write covered call options from time to time on such portions of its portfolio, without limit, as the Advisor determines is appropriate in seeking to achieve the Series' investment objective. The advantage to a Series of writing covered calls is that the Series receives a premium which is additional income. However, if the security rises in value, the Series may not fully participate in the market appreciation.

    During the option period for a covered call option, the writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Series, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected once the option writer has received an exercise notice for such option.

    Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Series to write another call option on the underlying security with either a different exercise price or expiration date or both. A Series may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

    If a call option expires unexercised, the Series will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

    The Series will write call options only on a covered basis, which means that a Series will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Series would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

    PURCHASING PUT OPTIONS--The Series may only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of a Series' total assets. A Series will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Series will limit the aggregate value of the obligations underlying such put options to 50% of its total assets.

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    A put option purchased by a Series gives it the right to sell one of its securities for an agreed price up to an agreed date. The Series intend to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Series to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Series will lose the value of the premium paid. A Series may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

    The Series may sell a put option purchased on individual portfolio securities. Additionally, the Series may enter into closing sale transactions. A closing sale transaction is one in which a Series, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

    WRITING PUT OPTIONS--The Series may also write put options on a secured basis which means that a Series will maintain in a segregated account with its custodian Segregated Assets in an amount not less than the exercise price of the option at all times during the option period. The amount of Segregated Assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Series. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event, a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

    Following the writing of a put option, a Series may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Series may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

INDEX OPTIONS

    The Series may purchase exchange-listed call options on stock and fixed income indices depending upon whether a Series is an equity or bond series and sell such options in closing sale transactions for hedging purposes. A
Series may purchase call options on broad market indices to temporarily achieve market exposure when the Series is not fully invested.

    In addition, the Series may purchase put options on stock and fixed income indices and sell such options in closing sale transactions for hedging purposes. A Series may purchase put options on broad market indices in order to protect its fully invested portfolio from a general market decline. Put options on market segments may be bought to protect a Series from a decline in value of heavily weighted industries in the Series' portfolio. Put options on stock and fixed income indices may also be used to protect a Series' investments in the case of a major redemption.

    The Series may also write (sell) put and call options on stock and fixed income indices. While the option is open, a Series will maintain a segregated account with its custodian in an amount equal to the market value of the option.

    Options on indices are similar to regular options except that an option on an index gives the holder the right, upon exercise, to receive an amount of cash if the closing level of the index upon which the option is based is greater than (in the case of a call) or lesser than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The indices on which options are traded include both U.S. and non-U.S. markets.

SPECIAL RISKS OF OPTIONS ON INDICES

    The Series' purchases of options on indices will subject them to the risks described below.

    Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Series will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security. Accordingly, successful use by a Series of options on indices is subject to the Advisor's ability to predict correctly the direction of movements in the market generally or in a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

    Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, a Series would not be able to close out options which it had purchased and the Series may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.


    If a Series holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercised option to fall 'out-of-the-money,' the Series will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although a Series may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.


RULE 144A AND ILLIQUID SECURITIES

    The Series may invest in securities that are exempt under Rule 144A from the registration requirements of the 1933 Act. Those securities purchased under Rule 144A are traded among qualified institutional investors.

    The Board has instructed the Advisor to consider the following factors in determining the liquidity of a security purchased under Rule 144A: (i) the security can be sold within seven days at approximately the same amount at which it is valued by the Series; (ii) there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Series, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings); (iii) at least two dealers make a market in the security; (iv) there are at least three sources from which a price for the security is readily available;
(v) settlement is made in a "regular way" for the type of security at issue;
(vi) for Rule 144A securities that are also exempt from registration under
Section 3(c)(7) of the Act, there is a sufficient market of "qualified purchasers" (as defined in the Act) to assure that it will remain marketable throughout the period it is expected to be held by the Series. Although having delegated the day-to-day functions, the Board will continue to monitor and periodically review the Advisor's selection of Rule 144A securities, as well as the Advisor's determinations as to their liquidity. Investing in securities under Rule 144A could have the effect of increasing the level of a Series' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a security under Rule 144A, however, the Board and the Advisor will continue to monitor the liquidity of that security to ensure that each Series has no more than 15% of its net assets in illiquid securities.

    The Series will limit investments in securities of issuers which the Series are restricted from selling to the public without registration under the 1933 Act to no more than 15% of the Series' net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid pursuant to a policy and procedures adopted by the Trust's Board which includes continuing oversight by the Board. The UBS U.S. Small Cap Equity Fund may invest up to 10% of its net assets in equity securities or interests in non-public companies that are expected to have an initial public offering within 18 months.

    If the Advisor determines that a security purchased in reliance on Rule 144A which was previously determined to be liquid, is no longer liquid and, as a result, the Series' holdings of illiquid securities exceed the Series' 15% limit on investment in such securities, the Advisor will determine what action shall be taken to ensure that the Series continue to adhere to such limitation, including disposing of illiquid assets which may include such Rule 144A securities.

INVESTMENT COMPANY SECURITIES AND INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

    Subject to the provisions of any exemptive orders issued by the SEC (as described in the following paragraphs), securities of other investment companies may be acquired by each Series to the extent that such purchases are consistent with that Series' investment objectives and restrictions and are permitted under the Act. The Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Series' total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Series' total assets will be invested in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Series. Certain exceptions to these limitations may apply. As a shareholder of another investment company, a Series would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses that such a Series would bear in connection with its own operations.


    The Series may invest in securities issued by other registered investment companies advised by the Advisor pursuant to exemptive relief granted by the SEC. The Series will invest in corresponding portfolios of UBS Relationship Funds to the extent that the Advisor determines that such investments are a more efficient means for the Series to gain exposure to the asset classes referred to below than by the Series investing directly in individual securities. For example, to gain exposure to equity and fixed income securities of issuers located in emerging market countries, the Funds may invest that portion of their assets allocated to emerging market investments in the UBS Emerging Markets Equity Relationship Fund and the UBS Emerging Markets Debt Relationship Fund.



    In lieu of investing directly in certain high yield, higher risk securities, the the Funds may invest a portion of their assets in the UBS High Yield Relationship Fund. The investment objective of the UBS High Yield Relationship Fund is to maximize total return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, the UBS High Yield Relationship Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in fixed income securities that provide higher yields and are lower rated. High yield, lower rated fixed income securities are those rated below investment grade.



    In lieu of investing directly in equity securities issued by companies with relatively small overall market capitalizations, the Funds may invest a portion of their assets in the UBS U.S. Small Cap Equity Relationship Fund. The investment objective of the UBS U.S. Small Cap Equity Relationship Fund is to maximize total U.S. dollar return, consisting of capital appreciation and current income, while controlling risk. Under normal circumstances, the UBS Small Cap Equity Relationship Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity securities of U.S. small capitalization companies.



    Each portfolio of UBS Relationship Funds in which a Fund may invest is permitted to invest in the same securities of a particular asset class in which the Fund is permitted to invest directly, and with similar risks. Pursuant to undertakings with the SEC, a Fund will not be subject to the imposition of double management or administration fees with respect to its investments in portfolios of UBS Relationship Funds.


ISSUER LOCATION

    The Advisor considers a number of factors to determine whether an investment is tied to a particular country, including whether: the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; the investment has its primary trading market in a particular country; the issuer is organized under the laws of, derives at least 50% of its revenues from, or has at least 50% of its assets in a particular country; the investment is included in an index representative of a particular country or region; and the investment is exposed to the economic fortunes and risks of a particular country.

OTHER INVESTMENTS

    The Board may, in the future, authorize a Series to invest in securities other than those listed in this SAI and in the Prospectus, provided such investment would be consistent with that Series' investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Series.


              INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND,
               UBS GLOBAL EQUITY FUND, UBS U.S. ALLOCATION FUND,
               UBS U.S. EQUITY FUND, UBS U.S. VALUE EQUITY FUND,
                        UBS U.S. LARGE CAP GROWTH FUND,
        UBS U.S. SMALL CAP EQUITY FUND, UBS U.S. SMALL CAP GROWTH FUND,
             UBS U.S. REAL ESTATE EQUITY FUND, UBS HIGH YIELD FUND,
       UBS INTERNATIONAL EQUITY FUND AND UBS EMERGING MARKETS EQUITY FUND


EQUITY SECURITIES


    The Series may invest in a broad range of equity securities of U.S. and non-U.S. issuers, including common stocks of companies or closed-end investment companies, preferred stocks, debt securities convertible into or exchangeable for common stock, securities such as warrants or rights that are convertible into common stock and sponsored or unsponsored American, European and Global depositary receipts ("Depositary Receipts"). The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. The Series, except for the UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Real Estate Equity Fund, expect their U.S. equity investments to emphasize large and intermediate capitalization companies. The UBS U.S. Small Cap Equity Fund and UBS U.S. Small Cap Growth Fund expect their U.S. equity investments to emphasize small capitalization companies. The UBS Global Allocation Fund, UBS U.S. Equity Fund, UBS Global Equity Fund and UBS International Equity Fund may also invest in small capitalization companies. The equity markets in the non-U.S. component of the Series will typically include available shares of larger capitalization companies. Capitalization levels are measured relative to specific markets, thus large, intermediate and small capitalization ranges vary country by country. The UBS Global Allocation Fund and UBS U.S. Small Cap Equity Fund may invest in equity securities of companies considered by the Advisor to be in their post-venture capital stage, or "post-venture capital companies." A post-venture capital company is a company that has received venture capital financing either:
(a) during the early stages of the company's existence or the early stages of the development of a new product or service, or (b) as part of a restructuring or recapitalization of the company. The UBS U.S. Small Cap Equity Fund may invest up to 20% of its total assets in small capitalization equity securities of publicly traded foreign corporations that were financed by venture capital partnerships. The UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund and UBS Emerging Markets Equity Fund may invest in equity securities of issuers in emerging markets and in securities with respect to which the return is derived from the equity securities of issuers in emerging markets.


EXCHANGE-TRADED INDEX SECURITIES

    Subject to the limitations on investment in investment company securities and their own investment objectives, the Series may invest in exchange-traded index securities that are currently operational and that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the investment. These securities generally bear certain operational expenses. To the extent a Series invests in these securities, the Series must bear these expenses in addition to the expenses of its own operation.

  INVESTMENTS RELATING TO THE UBS GLOBAL FUNDS, UBS U.S LARGE CAP GROWTH FUND,
        UBS U.S. SMALL CAP EQUITY FUND, UBS U.S. SMALL CAP GROWTH FUND,
            UBS U.S. REAL ESTATE EQUITY FUND AND UBS HIGH YIELD FUND


EURODOLLAR SECURITIES


    The UBS Global Bond Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest in Eurodollar securities, which are fixed income securities of a U.S. issuer or a foreign issuer that are issued outside the United States. Interest and dividends on Eurodollar securities are payable in U.S. dollars.


FOREIGN SECURITIES


    Investors should recognize that investing in foreign issuers involves certain considerations, including those set forth in the Series' Prospectus, which are not typically associated with investing in U.S. issuers. Since the stocks of foreign companies are frequently denominated in foreign currencies, and since the Series may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Series will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations and may incur costs in connection with conversions between various currencies. The investment policies of the Series permit them to enter into forward foreign currency exchange contracts, futures, options and interest rate swaps (in the case of the UBS Global Funds) in order to hedge portfolio holdings and commitments against changes in the level of future currency rates.


FORWARD FOREIGN CURRENCY CONTRACTS

    The Series may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

    Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Series will account for forward contracts by marking-to-market each day at current forward contract values.

    A Series will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Series enters into a forward contract to sell an amount of foreign currency, the Series' custodian or sub-custodian will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such forward contracts. If the additional Segregated Assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

NON-DELIVERABLE FORWARDS

    The Series may, from time to time, engage in non-deliverable forward transactions to manage currency risk. A non-deliverable forward is a transaction that represents an agreement between a Series and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Series and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

    When a Series enters into a non-deliverable forward transaction, the Series' custodian will place Segregated Assets in a segregated account of the Series in an amount not less than the value of the Series' total assets committed to the consummation of such non-deliverable forward transaction. If the additional Segregated Assets placed in the segregated account decline in value or the amount of the Series' commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments under the non-deliverable forward agreement.

    Since a Series generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation under the agreement. If the counterparty defaults, a Series will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, a Series will succeed in pursuing contractual remedies. The
Series thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

    In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a Series could sustain losses on the non-deliverable forward transaction. A Series' investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

OPTIONS ON FOREIGN CURRENCIES

    The Series also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Series' exposure to changes in currency exchange rates. The
Series may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Series may purchase put options on the foreign currency. If the dollar price of the currency does decline, a Series will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

    Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the dollar price of such securities, the Series may purchase call options on such currency.

    The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Series to be derived from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

    The Series may write options on foreign currencies for the same types of hedging purposes. For example, where a Series anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

    Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Series could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Series to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Series would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Series also may be required to forego all or a portion of the benefit which might otherwise have been obtained from favorable movements in exchange rates.

    The Series may write covered call options on foreign currencies. A call option written on a foreign currency by a Series is "covered" if the Series owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written, or (b) is greater than the exercise price of the call written if the difference is maintained by the Series in Segregated Assets in a segregated account with its custodian bank.

    With respect to writing put options, at the time the put is written, a Series will establish a segregated account with its custodian bank consisting of Segregated Assets in an amount equal in value to the amount the Series will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Series has purchased a closing put of the same series as the one previously written.

SHORT SALES


    The UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may from time to time sell securities short. In the event that the Advisor anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Series will only enter into short sales for hedging purposes. The Series will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Series must replace the borrowed security. All short sales will be fully collateralized and a Series will not sell securities short if immediately after and as a result of the short sale, the value of all securities sold short by the Series exceeds 25% of its total assets. Each Series will also limit short sales of any one issuer's securities to 2% of its total assets and to 2% of any one class of the issuer's securities. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Series may be unable to replace a borrowed security sold short.



              INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND,
                UBS GLOBAL BOND FUND, UBS U.S. ALLOCATION FUND,
                UBS U.S. REAL ESTATE EQUITY FUND, UBS U.S. BOND
           FUND, UBS HIGH YIELD FUND, UBS EMERGING MARKETS DEBT FUND
                      AND UBS EMERGING MARKETS EQUITY FUND



    The following discussion applies to the UBS Global Allocation Fund, UBS Global Bond Fund, UBS U.S. Allocation Fund, UBS U.S. Real Estate Equity Fund, UBS U.S. Bond Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund, except as otherwise noted.

LOWER RATED DEBT SECURITIES

    Fixed income securities rated lower than Baa by Moody's or BBB by S&P are below investment grade and are considered to be of poor standing and predominantly speculative. Such securities ("lower rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower rated securities may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also, lower rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial.

    In the past, the high yields from lower rated securities have more than compensated for the higher default rates on such securities. However, there can be no assurance that diversification will protect the Series from widespread bond defaults brought about by a sustained economic downturn, or that yields will continue to offset default rates on lower rated securities in the future. Issuers of these securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by the issuer is significantly greater for the holders of lower rated securities because such securities may be unsecured and may be subordinated to other creditors of the issuer. Further, an economic recession may result in default levels with respect to such securities in excess of historic averages.

    The value of lower rated securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated securities may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates.

    Especially at such times, trading in the secondary market for lower rated securities may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for lower rated securities may be less liquid than the market for investment grade corporate bonds. There are fewer securities dealers in the high yield market and purchasers of lower rated securities are concentrated among a smaller group of securities dealers and institutional investors. In periods of reduced market liquidity, lower rated securities prices may become more volatile and the Series' ability to dispose of particular issues when necessary to meet the Series' liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer may be adversely affected.

    Lower rated securities frequently have call or redemption features that would permit an issuer to repurchase the security from the Series. If a call were exercised by the issuer during a period of declining interest rates, the Series likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Series and any dividends to investors.

    Besides credit and liquidity concerns, prices for lower rated securities may be affected by legislative and regulatory developments. For example, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructurings such as takeovers or mergers. Such legislation may significantly depress the prices of outstanding lower rated securities. A description of various corporate debt ratings appears in Appendix A to this SAI.

    Securities issued by foreign issuers rated below investment grade entail greater risks than higher rated securities, including risk of untimely interest and principal payment, default, price volatility and may present problems of liquidity, valuation and currency risk. The UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund do not intend to limit investments in lower rated securities.

PAY-IN-KIND BONDS

    The UBS Global Allocation Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest in pay-in-kind bonds. Pay-in-kind bonds are securities that pay interest through the issuance of additional bonds. The Series will be deemed to receive interest over the life of such bonds and may be treated for federal income tax purposes as if interest were paid on a current basis, although no cash interest payments are received by the Series until the cash payment date or until the bonds mature.

CONVERTIBLE SECURITIES (ALSO FOR UBS U.S. VALUE EQUITY FUND, UBS U.S. LARGE CAP
  GROWTH FUND, UBS U.S. SMALL CAP EQUITY FUND, UBS U.S. SMALL CAP GROWTH FUND AND UBS U.S. REAL ESTATE EQUITY FUND)

    The Series may invest in convertible securities which generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of convertible securities may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock because they rank senior to common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claim on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

WHEN-ISSUED SECURITIES (ALSO FOR UBS U.S. LARGE CAP GROWTH FUND AND UBS U.S.
  SMALL CAP GROWTH FUND)

    The Series may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Series will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Series makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or less than the purchase price. The Advisor does not believe that a Series' net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. The Series will establish a segregated account in which it will maintain Segregated Assets equal in value to commitments for when-issued or forward delivery securities. The Segregated Assets maintained by the Series with respect to any when-issued or forward delivery securities shall be liquid, unencumbered and marked-to-market daily, and such Segregated Assets shall be maintained in accordance with pertinent SEC positions.

MORTGAGE-BACKED SECURITIES AND MORTGAGE PASS-THROUGH SECURITIES

    The Series may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. The Series may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

    The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. government. These guarantees, however, do not apply to the market value of Series shares. Also, securities issued by GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and would be lost if prepayment occurs. Mortgage-backed securities issued by U.S. government agencies or instrumentalities other than GNMA are not "full faith and credit" obligations. Certain obligations, such as those issued by the Federal Home Loan Bank are supported by the issuer's right to borrow from the U.S. Treasury, while others such as those issued by Fannie Mae, formerly known as the Federal National Mortgage Association, are supported only by the credit of the

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issuer. Unscheduled or early payments on the underlying mortgages may shorten the securities' effective maturities and reduce returns. The Series may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Series to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by a Series, the prepayment right of mortgagors may limit the increase in net asset value of the Series because the value of the mortgage-backed securities held by the Series may not appreciate as rapidly as the price of noncallable debt securities.

    Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-backed securities (such as securities issued by the GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payments dates regardless of whether or not the mortgagor actually makes the payment.

    Any discount enjoyed on the purchases of a pass-through type mortgage-backed security will likely constitute market discount. As a Series receives principal payments, it will be required to treat as ordinary income an amount equal to the lesser of the amount of the payment or the "accrued market discount." Market discount is to be accrued either under a constant rate method or a proportional method. Pass-through type mortgage-backed securities purchased at a premium to face will be subject to a similar rule requiring recognition of an offset to ordinary interest income, an amount of premium attributable to the receipt of principal. The amount of premium recovered is to be determined using a method similar to that in place for market discount. A Series may elect to accrue market discount or amortize premium notwithstanding the amount of principal received but such election will apply to all bonds held and thereafter acquired unless permission is granted by the Commissioner of the Internal Revenue Service to change such method.

    The principal governmental guarantor of mortgage-related securities is GNMA, which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages which are insured by the Federal Housing Authority or guaranteed by the Veterans Administration. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Series shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and should be viewed as an economic offset to interest to be earned. If prepayments occur, less interest will be earned and the value of the premium paid will be lost.

    Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include Fannie Mae and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation). Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation of the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U.S. government.

    Freddie Mac is a corporate instrumentality of the U.S. government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. Freddie Mac issues Participation Certificates ("PCs") which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

    Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee or guarantees, even if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Series' quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT
  CONDUITS ("REMICS")

    A CMO is a debt security on which interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, Freddie Mac, or Fannie Mae and their income streams. Privately-issued CMOs tend to be more sensitive to interest rates than Government-issued CMOs.

    CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payments of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

    In a typical CMO transaction, a corporation issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.


    REMICs are entities that own mortgages and elect REMIC status under the Code. The Series will purchase only regular interests in REMICs. REMIC regular interests are treated as debt of the REMIC and income/ discount thereon must be accounted for on the "catch-up method," using a reasonable prepayment assumption under the original issue discount rules of the Code.


    CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately-issued CMOs, as described above, have been historically higher than yields on CMOs issued or guaranteed by U.S. government agencies. However, the risk of loss due to default on such instruments is higher since they are not guaranteed by the U.S. government. Such instruments also tend to be more sensitive to interest rates than U.S. government-issued CMOs. The Series will not invest in subordinated privately-issued

CMOs. For federal income tax purposes, the Series will be required to accrue income on CMOs and REMIC regular interests using the "catch-up" method, with an aggregate prepayment assumption.

DOLLAR ROLLS

    A Series may enter into dollar rolls in which the Series sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-backed securities, the mortgage-backed securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The
Series forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but the Series is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Series could also be compensated through receipt of fee income. The
Series intend to enter into dollar rolls only with government securities dealers recognized by the Federal Reserve Board, or with member banks of the Federal Reserve. The Trust does not believe the Series' obligations under dollar rolls are senior securities and accordingly, the Series, as a matter of non-fundamental policy, will not treat dollar rolls as being subject to its borrowing or senior securities restrictions. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.

OTHER MORTGAGE-BACKED SECURITIES

    The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Series' investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

ASSET-BACKED SECURITIES (ALSO FOR UBS U.S. LARGE CAP GROWTH FUND AND UBS U.S.
  SMALL CAP GROWTH FUND)

    The Series may invest a portion of their assets in debt obligations known as "asset-backed securities." Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases). The UBS High Yield Fund will not invest in asset-backed securities with remaining effective maturities of less than thirteen months.

    Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide that the Series pay the debt service on the debt obligations issued. The Series may invest in these and other types of asset-backed securities that may be developed in the future.

    The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. Such asset-backed securities are subject to the same prepayment risks as mortgage-backed securities. For federal income tax purposes, the Series will be required to accrue income on pay-through asset-backed securities using the "catch-up" method, with an aggregate prepayment assumption.

    The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-backed securities may be classified as "pass-through certificates" or "collateralized obligations."

    Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payment, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Series will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    Due to the shorter maturity of the collateral backing such securities, there is less of a risk of substantial prepayment than with mortgage-backed securities. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases, ever, established. In addition, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

    Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical credit information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

ZERO COUPON AND DELAYED INTEREST SECURITIES

    The Series may invest in zero coupon or delayed interest securities which pay no cash income until maturity or a specified date when the securities begin paying current interest (the "cash payment date") and are sold at substantial discounts from their value at maturity. When held to maturity or cash payment date, the entire income of such securities, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity or cash payment date. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon and delayed interest securities are generally more volatile and more likely to respond to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay interest periodically.

    Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with short maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

    Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in its opinion, purchasers of such certificates, such as the Series, most likely will be deemed the beneficial holder of the underlying U.S. government securities. The Series will not treat such privately stripped obligations to be U.S. government securities for the purpose of determining if the Series is "diversified," or for any other purpose, under the Act.

    The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the U.S. Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Series will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

    When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the U.S. Treasury sells itself. These stripped securities are also treated as zero coupon securities with original issue discount for tax purposes.


              INVESTMENTS RELATING TO UBS GLOBAL ALLOCATION FUND,
       UBS GLOBAL BOND FUND, UBS GLOBAL EQUITY FUND, UBS HIGH YIELD FUND, UBS INTERNATIONAL EQUITY FUND, UBS EMERGING MARKETS DEBT FUND AND
                        UBS EMERGING MARKETS EQUITY FUND


EMERGING MARKETS INVESTMENTS

    The UBS Global Equity Fund and UBS International Equity Fund may each invest up to 15% of their total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets. The UBS Global Allocation Fund may invest up to 10% of its total assets in equity securities of emerging market issuers, or securities with respect to which the return is derived from the equity securities of issuers in emerging markets, and up to 10% of its total assets in debt securities of emerging markets issuers, or securities with respect to which the return is derived from debt securities of issuers in emerging markets. The UBS Emerging Markets Debt Fund and the UBS Emerging Markets Equity Fund may invest substantially all of their assets in equity and debt securities of emerging market issuers, or securities with respect to which the return is derived from the equity or debt securities of issuers in emerging markets. The UBS High Yield Fund may invest up to 25% of its total assets in securities of foreign issuers, which may include securities of issuers in emerging markets. The Series also may invest in fixed income securities of emerging market issuers, including government and government-related entities (including participation in loans between governments and financial institutions), and of entities organized to restructure outstanding debt of such issuers. The Series also may invest in debt securities of corporate issuers in developing countries.


    The Series' investments in emerging market government and government-related securities may consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participation in loans between governments and financial institutions),
(ii) debt securities or obligations issued by government owned, controlled or sponsored entities located in emerging market countries and (iii) interests in issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above.


    Except as noted, the Series' investments in the fixed income securities of emerging market issuers may include investments in Brady Bonds, Structured Securities, Loan Participation and Assignments (as such capitalized terms are defined below), and certain non-publicly traded securities.


    The UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Bulgaria, Brazil, Costa Rica, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nicaragua, Nigeria, the Philippines, Poland, Russia, Uruguay, Panama, Peru and Venezuela. Brady Bonds have been issued only in recent years, and for that reason do not have a very long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.


    Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative. There can be no assurance that the Brady Bonds in which the Series invests will not be subject to restructuring arrangements or to requests for a new credit which may cause the Series to suffer a loss of interest or principal in any of its holdings.

    The UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow of the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Series anticipate investing typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Series is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Thus, investments by the Series in Structured Securities will be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

    The UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest in fixed rate and floating rate loans ("Loans") arranged through private negotiations between an issuer of sovereign debt obligations and one or more financial institutions ("Lenders"). The Series' investments in Loans are expected in most instances to be in the form of a participation in loans ("Participation") and assignments of all or a portion of Loans ("Assignments") from third parties. The Series will have the right to receive payments of principal, interest and any fees to which they are entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of the insolvency of the Lender selling a Participation, the Series may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participations. Even under such a structure, in the event of the Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. The Series will acquire the Participations only if the Lender interpositioned between the Series and the borrower is determined by the Advisor to be creditworthy.

    When the Series purchases Assignments from Lenders, it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Series as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

    The Series also may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities and limited partnerships. Investing in such unlisted emerging market equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.

    The Series' investments in emerging market securities will at all times be limited by the Series' prohibition on investing more than 15% of its net assets in illiquid securities.

RISKS OF INVESTING IN EMERGING MARKETS

    There are additional risks inherent in investing in less developed countries which are applicable to the UBS Global Allocation Fund, UBS Global Bond Fund, UBS Global Equity Fund, UBS High Yield Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund. The
Series consider a country to be an "emerging market" if it is defined as an emerging or developing economy by any one of the following: the International Bank for Reconstruction and Development (i.e., the World Bank), the International Finance Corporation, or the United Nations or its authorities. An emerging market security is a security issued by a government or other issuer that, in the opinion of the Advisor, has one or more of the following characteristics: (i) the principal trading market of the security is an emerging market; (ii) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investments made, or services performed in an emerging market country; or (iii) at least 50% of the assets of the issuer are situated in emerging market countries.

    Compared to the United States and other developed countries, emerging countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Series may invest have historically experienced and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

    The ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will be strongly influenced by the issuer's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer's ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a governmental issuer to obtain sufficient foreign exchange to service its external debt.

    As a result of the foregoing, a governmental issuer may default on its obligations. If such a default occurs, the Series may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting country itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

    The issuers of the government and government-related debt securities in which the Series expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related debt securities in which the Series may invest will not be subject to similar defaults or restructuring arrangements which may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

    Payments to holders of the high yield, high risk, foreign debt securities in which the Series may invest may be subject to foreign withholding and other taxes. Although the holders of foreign government and government-related debt securities may be entitled to tax gross-up payments from the issuers of such instruments, there is no assurance that such payments will be made.

INVESTMENTS IN RUSSIAN SECURITIES

    The UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may invest in securities of Russian companies. The registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares of Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Series could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout

Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Series to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase or sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Series from investing in the securities of certain Russian companies deemed suitable by the Advisor and could cause a delay in the sale of Russian securities by the Series if the company deems a purchaser unsuitable, which may expose the Series to potential loss on its investment.

    In light of the risks described above, the Board has approved certain procedures concerning the Series' investments in Russian securities. Among these procedures is a requirement that the Series will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with the Series' sub-custodian containing certain protective conditions including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Series. This requirement will likely have the effect of precluding investments in certain Russian companies that the Series would otherwise make.


UBS GLOBAL ALLOCATION FUND--ASSET ALLOCATION



    As set forth in the Fund's Prospectus, under normal market conditions, the Fund expects to allocate assets between fixed income securities and equity securities. The "Strategy Ranges" indicated below are the ranges within which the Fund generally expects to allocate its assets among the various asset classes. The Fund may exceed these Strategy Ranges and may modify them in the future.



ASSET CLASS                                 STRATEGY RANGES
-----------                                 ---------------
U.S. Equities............................      10 to 70%
Global (Ex-U.S.) Equities................       0 to 52%
Emerging Market Equities.................       0 to 13%
U.S. Fixed Income........................       0 to 51%
Global (Ex-U.S.) Fixed Income............       0 to 39%
High Yield Fixed Income..................       0 to 13%
Emerging Market Debt.....................       0 to 12%
Cash Equivalents.........................       0 to 50%


REAL ESTATE EQUITY SECURITIES AND REAL ESTATE INVESTMENT TRUSTS (REITS) (UBS
  U.S. REAL ESTATE EQUITY FUND ONLY)


    For purposes of UBS U.S. Real Estate Equity Fund's policy of investing at least 80% of its net assets, (plus borrowings for investment purposes, if any) in real estate equity securities of U.S. issuers, the Fund considers the security of a company to be a real estate equity security if at least 50% of the issuer's assets (marked-to-market), gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate investment trusts ("REITs") pool investors' funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

    A shareholder in the UBS U.S. Real Estate Equity Fund, by investing in REITs indirectly through the Series, will bear not only the shareholder's proportionate share of the expenses of the Series, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT's failure to maintain exemption from registration under the Act.

                                SECONDARY RISKS


    The principal risks of investing in each of the Funds is described in the "Principal Risks" section of the Prospectus. The secondary risks of investing in each of the Funds are described in Appendix B hereto.


                            INVESTMENT RESTRICTIONS

    The investment restrictions set forth below are fundamental policies and may not be changed as to a Series without the approval of a majority of the outstanding voting securities (as defined in the Act) of the Series. Unless otherwise indicated, all percentage limitations listed below apply to the Series only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage that results from a relative change in values or from a change in a Series' total assets will not be considered a violation. Each Fund (except for UBS International Equity Fund) may not:

     (i) Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies) if immediately after such investment:
         (a) more than 5% of the value of the Fund's total assets would be invested in such issuer; or (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations (this limitation does not apply to the UBS U.S. Equity Fund, UBS Global Bond Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Equity Fund and UBS Emerging Markets Debt Fund);

    (ii) Purchase or sell real estate, except that the Fund may purchase or sell securities of real estate investment trusts;

    (iii) Purchase or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts;

    (iv) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from: (a) making any permitted borrowings, loans or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions; or (c) making short sales of securities up to 10% of the Fund's net assets to the extent permitted by the Act and any rule or order thereunder, or SEC staff interpretations thereof (this limitation does not apply to UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund);

    (v) Make loans to other persons, except: (a) through the lending of its portfolio securities; (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans for investment purposes in accordance with its investment objectives and policies; and
        (c) to the extent the entry into a repurchase agreement is deemed to be a loan. With respect to UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund,
        (A) for purposes of (b), the Funds' restriction provides for the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with each Fund's investment objectives and policies, and (B) each Fund may also make loans to affiliated investment companies to the extent permitted by the Act or any exemptions therefrom that may be granted by the SEC;

    (vi) Borrow money in excess of 33 1/3% of the value of its assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required (this limitation does not apply to UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund);

   (vii) Concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies) (this limitation does not apply to UBS U.S. Real Estate Equity Fund); and

   (viii) Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when selling its own shares (this limitation does not apply to UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund).

    In addition, pursuant to a fundamental investment policy, the UBS U.S. Bond Fund, under normal circumstances, invests at least 65% of its total assets in investment grade U.S. debt securities, with an initial maturity of more than one year.

    UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Value Equity Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may not:

     (i) Borrow money, except that the Fund may borrow money from banks to the extent permitted by the Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC, or for temporary or emergency purposes, and then in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed);

    (ii) Act as underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares; and

    (iii) Issue securities senior to the Fund's presently authorized shares of beneficial interest, except this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, loans, mortgages or pledges; (b) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the Act or any rule or order thereunder, or SEC staff interpretations thereof.

    UBS International Equity Fund and UBS U.S. Equity Fund may not:

        As to 75% of the total assets of the Fund, purchase the securities of any one issuer, other than securities issued by the U.S. government or its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the total assets of the Fund would be invested in securities of such issuer;

    UBS International Equity Fund may not:

     (i) Invest in real estate or interests in real estate (this will not prevent the Fund from investing in publicly-held REITs or marketable securities of companies which may represent indirect interests in real estate), interests in oil, gas and/or mineral exploration or development programs or leases;

    (ii) Purchase or sell commodities or commodity contracts, but may enter into futures contracts and options thereon in accordance with its Prospectus. Additionally, the Fund may engage in forward foreign currency contracts for hedging and non-hedging purposes;

    (iii) Make investments in securities for the purpose of exercising control over or management of the issuer;

    (iv) Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer;

    (v) Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin;

    (vi) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of a portion of an issue of publicly distributed or privately placed debt securities, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

   (vii) Issue senior securities or borrow money in excess of 33 1/3% of the value of its total assets, except as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. All borrowings will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Fund's total assets, asset coverage of at least 300% is required. The Fund will not purchase securities when borrowings exceed 5% of the Fund's total assets;

   (viii) Purchase the securities of issuers conducting their principal business activities in the same industry, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund across several countries;

    (ix) Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act;

    (x) Invest in securities of any open-end investment company, except that
        (i) the Fund may purchase securities of money market mutual funds, and
        (ii) in accordance with any exemptive order obtained from the SEC which permits investment by the Fund in other Series or other investment companies or series thereof advised by the Advisor. In addition, the Fund may acquire securities of other investment companies if the securities are acquired pursuant to a merger, consolidation, acquisition, plan of reorganization or a SEC approved offer of exchange;

    (xi) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Fund's Prospectus; and

   (xii) Invest more than 5% of its total assets in securities of companies less than three years old. Such three year periods shall include the operation of any predecessor company or companies.

                            MANAGEMENT OF THE TRUST


    The Trust is a Delaware statutory trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Series.


    The Trustees and executive officers of the Trust, along with their principal occupations over the past five years and their affiliations, if any, with the Advisor, are listed below.


                                                                                             NUMBER OF
                                                 TERM OF               PRINICIPAL          PORTFOLIOS IN             OTHER
                             POSITION           OFFICE AND           OCCUPATION(S)          FUND COMPLEX         DIRECTIONSHIPS
NAME, ADDRESS                HELD WITH          LENGTH OF             DURING PAST             OVERSEEN              HELD BY
& AGE                          TRUST          TIME SERVED(1)            5 YEARS              BY TRUSTEE             TRUSTEE
-------------------------  -------------   --------------------   --------------------  --------------------  --------------------
NON-INTERESTED TRUSTEES
Walter E. Auch; 82         Trustee              Since 1994        Mr. Auch is retired   Mr. Auch is a         Mr. Auch is a
6001 N. 62nd Place                                                (since 1986).         trustee of four       Trustee of Advisors
Paradise Valley, AZ 85253                                                               investment companies  Series Trust since
                                                                                        (consisting of 43     1997 (16
                                                                                        portfolios for which  portfolios);
                                                                                        UBS Global Asset      Nicholas Applegate
                                                                                        Management (US) Inc.  Institutional Funds
                                                                                        ("UBS Global AM"),    since 1992 (19
                                                                                        UBS Global Asset      portfolios) and
                                                                                        Management            Banyan Strategic
                                                                                        (Americas) Inc.       Realty Trust since
                                                                                        ("UBS Global AM       1998. He is also a
                                                                                        (Americas)") or one   Director of Express
                                                                                        of their affiliates   America Holdings
                                                                                        serves as investment  Corp. since 1992 and
                                                                                        advisor, sub-advisor  Semele Group Inc.
                                                                                        or manager.           since 1987.

Frank K. Reilly; 67        Chairman and         Since 1993        Mr. Reilly is a       Mr. Reilly is a       Mr. Reilly is a
College of Business        Trustee                                Professor at the      director or trustee   Director of Discover
Administration                                                    University of Notre   of five investment    Bank since 1993;
University of                                                     Dame since 1982.      companies             Morgan Stanley
Notre Dame                                                        Mr. Reilly was a      (consisting of 44     Trust, FSB since
Notre Dame, IN 46556-0399                                         Director of Battery   portfolios for which  1996; and
                                                                  Park Funds, Inc.      UBS Global AM, UBS    NIBCO, Inc. since
                                                                  (1995-2001).          Global AM             1993.
                                                                                        (Americas)) or one
                                                                                        of their affiliates
                                                                                        serves as investment
                                                                                        advisor, sub-advisor
                                                                                        or manager.

Edward M. Roob; 68         Trustee              Since 1995        Mr. Roob is retired   Mr. Roob is a         Mr. Roob is a
841 Woodbine Lane                                                 (since 1993).         director or trustee   Trustee of the CCM
Northbrook, IL 60002                                              Mr. Roob was a        of five investment    Fund Complex since
                                                                  Committee Member of   companies             2001 (9 portfolios).
                                                                  the Chicago Stock     (consisting of 44
                                                                  Exchange from         portfolios for which
                                                                  1993-1999.            UBS Global AM, UBS
                                                                                        Global AM (Americas)
                                                                                        or one of their
                                                                                        affiliates serves as
                                                                                        investment advisor,
                                                                                        sub-advisor or
                                                                                        manager.

INTERESTED TRUSTEE

Brian M. Storms+; 48       Trustee              Since 2001        Mr. Storms is chief   Mr. Storms is a       None
UBS Global Asset                                                  executive officer of  trustee of four
Management (US) Inc., 51                                          UBS Global Asset      investment companies
W. 52nd St.,                                                      Management America's  (consisting of 43
New York, NY 10019                                                region (since July    portfolios) for
                                                                  2002). Mr. Storms     which UBS Global AM,
                                                                  was chief operating   UBS Global AM
                                                                  officer of UBS        (Americas) or one of
                                                                  Global AM and         their affiliates
                                                                  certain affiliated    serves as investment
                                                                  asset management      advisor, sub-advisor
                                                                  companies from 1999   or manager.
                                                                  to July 2002. He was
                                                                  president of
                                                                  Prudential
                                                                  Investments
                                                                  (1996-1999).


------------------------------

(1)   Each Trustee holds office for an indefinite term.

+ Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act by virtue of his position with the advisor, UBS Global AM and/or UBS Financial Services Inc.

                                                         TERM OF                           PRINICIPAL
                                   POSITION            OFFICE AND                        OCCUPATION(S)
NAME, ADDRESS                      HELD WITH            LENGTH OF                         DURING PAST
& AGE                                TRUST           TIME SERVED(1)                         5 YEARS
---------------------------  ---------------------   ---------------   --------------------------------------------------
OFFICERS
Joseph Varnas*+; 35          President               Since 2002        Mr. Varnas is Managing Director, Chief Technology
                                                                       Officer and head of product, technology &
                                                                       operations of UBS Global AM (since March 2001).
                                                                       From 2000 to 2001, he was manager of product
                                                                       development at UBS PaineWebber Investment Manage-
                                                                       ment Services. Mr. Varnas was a senior analyst in
                                                                       the technology services group at Merrill Lynch
                                                                       from 1995 to 1999. Mr. Varnas is President of
                                                                       three investment companies (consisting of 41
                                                                       portfolios) for which UBS Global AM, UBS Global AM
                                                                       (Americas) or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.

W. Douglas Beck*+; 36        Vice President          Since 2003        Mr. Beck is an executive director and head of
                                                                       mutual fund product management of UBS Global AM
                                                                       (since 2002). From March 1998 to November 2002, he
                                                                       held various positions at Merrill Lynch, the most
                                                                       recent being first vice president and co-manager
                                                                       of the managed solutions group. Prior to March
                                                                       1998, Mr. Beck was a portfolio manager and
                                                                       managing director at Raymond James & Associates.
                                                                       Mr. Beck is vice president of 22 investment
                                                                       companies (consisting of 81 portfolios) for which
                                                                       UBS Global AM, UBS Global AM (Americas) or one of
                                                                       their affiliates serves as investment advisor,
                                                                       sub-advisor or manager.

Amy R. Doberman*+; 41        Vice President and      Since 2001        Ms. Doberman is a managing director and general
                             Assistant Secretary                       counsel of UBS Global AM (since 2000). From
                                                                       December 1997 through July 2000, she was general
                                                                       counsel of Aeltus Investment Management, Inc.
                                                                       Prior to working at Aeltus, Ms. Doberman was
                                                                       assistant chief counsel of the SEC's Division of
                                                                       Investment Management. Ms. Doberman is vice
                                                                       president and assistant secretary of five
                                                                       investment companies (consisting of 44 portfo-
                                                                       lios) and a vice president and secretary of 19
                                                                       investment companies (consisting of 40 portfolios)
                                                                       for which UBS Global AM, UBS Global AM (Americas)
                                                                       or one of their affiliates serves as investment
                                                                       advisor, sub-advisor or manager.

Paul H. Schubert*+; 40       Treasurer and           Since 2001        Mr. Schubert is an executive director and head of
                             Principal Accounting                      the mutual fund finance department of UBS Global
                             Officer                                   AM (since 1997). Mr. Schubert is treasurer and
                                                                       principal accounting officer of three investment
                                                                       companies (consisting of 41 portfolios) and a vice
                                                                       president and Treasurer of 20 investment companies
                                                                       (consisting of 41 portfolios), treasurer and chief
                                                                       financial officer of one investment company
                                                                       (consisting of 2 portfolios) and treasurer of one
                                                                       investment company (consisting of two portfolios)
                                                                       for which UBS Global AM, UBS Global AM (Americas)
                                                                       or one of their affiliates serves as investment
                                                                       advisor, sub-advisor or manager.

David M. Goldenberg*+; 37    Vice President and      Since 2002        Mr. Goldenberg is an executive director and deputy
                             Secretary                                 general counsel of UBS Global AM. From 2000-2002,
                                                                       he was director of legal affairs at Lazard Asset
                                                                       Management. Mr. Goldenberg was global director of
                                                                       compliance for SSB Citi Asset Management Group
                                                                       from 1998-2000. He was associate general counsel
                                                                       at Smith Barney Asset Management from 1996-1998.
                                                                       Prior to working at Smith Barney Asset Management,
                                                                       Mr. Goldenberg was branch chief and senior counsel
                                                                       of the SEC's Division of Investment Management.
                                                                       Mr. Goldenberg is a vice president and secretary
                                                                       of five investment companies (consisting of 44
                                                                       portfolios) and a vice president and assistant
                                                                       secretary of 19 investment companies (consisting
                                                                       of 40 portfolios) for which UBS Global AM, UBS
                                                                       Global AM (Americas) or one of their affiliates
                                                                       serves as investment advisor, sub-advisor or
                                                                       manager.

Mark F. Kemper**+; 45        Assistant Secretary     Since 1999        Mr. Kemper is an executive director of UBS Global
                                                                       AM (Americas) (since 2001). He was director of UBS
                                                                       Global AM (Americas) 1997-2000; partner of UBS
                                                                       Global AM (Americas) 1993-1996; secretary of UBS
                                                                       Global AM (Americas) since 1999; assistant
                                                                       secretary of UBS Global AM (Americas) 1993-1999;
                                                                       assistant secretary of UBS Global Asset Management
                                                                       Trust Company since 1993; Secretary of UBS Global
                                                                       Asset Management (New York) since 1998 and
                                                                       assistant secretary, Brinson Holdings, Inc.
                                                                       1993-1998. Mr. Kemper is an assistant secretary of
                                                                       four investment companies (consisting of 43
                                                                       portfolios) for which UBS Global AM (Americas),
                                                                       UBS Global AM or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.


------------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606
+ Officers of the fund are appointed by the Trustees and serve at the pleasure of the board

                                                         TERM OF                           PRINICIPAL
                                   POSITION            OFFICE AND                        OCCUPATION(S)
NAME, ADDRESS                      HELD WITH            LENGTH OF                         DURING PAST
& AGE                                TRUST           TIME SERVED(1)                         5 YEARS
---------------------------  ---------------------   ---------------   --------------------------------------------------
Joseph T. Malone*+; 36       Assistant Treasurer     Since 2001        Mr. Malone is a director and a senior manager of
                                                                       the mutual fund finance department of UBS Global
                                                                       AM (since June 2001). From August 2000 through
                                                                       June 2001, he was the controller at AEA Investors
                                                                       Inc. From March 1998 to August 2000, Mr. Malone
                                                                       was a manager within investment management
                                                                       services of PricewaterhouseCoopers LLC. Prior to
                                                                       March 1998, he was a vice president of the mutual
                                                                       fund services group of Bankers Trust & Co.
                                                                       Mr. Malone is an assistant treasurer of four
                                                                       investment companies (consisting of 43 portfolios)
                                                                       for which UBS Global AM (Americas), UBS Global AM
                                                                       or one of their affiliates serves as investment
                                                                       advisor, sub-advisor or manager.

Rita Rubin*+; 33             Assistant Secretary     Since 2002        Ms. Rubin is director and associate general
                                                                       counsel of UBS Global AM. Prior to 2001, she was
                                                                       an attorney with the law firm of Kirkpatrick &
                                                                       Lockhart LLP. Ms. Rubin is an assistant secretary
                                                                       of four investment companies (consisting of 43
                                                                       portfolios) for which UBS Global AM, UBS Global AM
                                                                       (Americas) or one of their affiliates serves as
                                                                       investment advisor, sub-advisor or manager.


------------------------------

* This person's business address is 51 West 52nd Street, New York, New York 10019-6114
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606
+ Officers of the fund are appointed by the Trustees and serve at the pleasure of the board

    INFORMATION ABOUT INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES ISSUED BY
UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY OR UNDER COMMON CONTROL
                               WITH UBS GLOBAL AM


    As of December 31, 2002, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.



               INFORMATION ABOUT TRUSTEE OWNERSHIP OF FUND SHARES



                                                                       AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT COMPANIES OVERSEEN BY
                                                                         TRUSTEE FOR WHICH UBS GLOBAL AM, UBS FINANCIAL
                        DOLLAR RANGE OF EQUITY SECURITIES IN THE       SERVICES INC. OR AN AFFILIATE SERVES AS INVESTMENT
TRUSTEE                                  TRUST+                                 ADVISOR, SUB-ADVISOR OR MANAGER
-------                 ----------------------------------------       --------------------------------------------------
Interested Trustee
---------------------
Brian M. Storms                                             None                                     None
Non-Interested
Trustees
---------------------
Walter E. Auch            UBS U.S. Equity Fund--$10,001--$50,000                         $10,001--$50,000
Frank K. Reilly                        UBS U.S. Small Cap Growth                            Over $100,000
                           Fund--$10,001-$50,000; and UBS Global
                                  Allocation Fund--Over $100,000
Edward M. Roob                  UBS Global Allocation Fund--Over                            Over $100,000
                                                        $100,000


--------------------------


+   Information regarding ownership is as of December 31, 2002.


NOTE REGARDING RANGES: In disclosing the dollar range of equity securities beneficially owned by a trustee in these columns, the following ranges will be used: (i) none; (ii) $1--$10,000; (iii) $10,001--$50,000;
(iv) $50,001--$100,000; or (v) over $100,000.

                               COMPENSATION TABLE

                                    TRUSTEES


                                                   AGGREGATE COMPENSATION         TOTAL COMPENSATION FROM
                                                 FROM TRUST FOR FISCAL YEAR       TRUST AND FUND COMPLEX
NAME AND POSITION HELD                              ENDED JUNE 30, 2003             PAID TO TRUSTEES(1)
----------------------                           --------------------------       -----------------------
Non-Interested Trustees
-----------------------------------------------
Walter E. Auch, Trustee                                    $19,200                        $62,100

Frank K. Reilly, Trustee                                   $19,200                        $75,600

Edward M. Roob, Trustee                                    $19,200                        $75,600


--------------------------

(1) This amount represents the aggregate amount of compensation paid to the Trustees for (a) service on the Board for the Trust's most recently completed fiscal year; and (b) service on the Board of Trustees of four other investment companies managed by the Advisor or UBS Global AM for the fiscal year ended June 30, 2003, with respect to Messrs. Reilly and Roob, and three other companies managed by the Advisor or UBS Global AM for the fiscal year ended June 30, 2003, with respect to Mr. Auch. During this period, the Trust had eleven operating series. Mr. Storms did not receive any compensation from the Trust for the fiscal year ended June 30, 2003.


    No officer or Trustee of the Trust who is also an officer or employee of the Advisor receives any compensation from the Trust for services to the Trust. The Trust pays each Trustee who is not affiliated with the Advisor a fee of $6,000 per year, plus $300 per Series per meeting, and reimburses each Trustee and officer for out-of-pocket expenses in connection with travel and attendance at Board meetings.


    Each of the Trustees, except Mr. Storms, sits on the Trust's Audit Committee, which has the responsibility, among other things, to: (i) select, oversee and set the compensation of the Trust's independent auditors;
(ii) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (iii) oversee the quality and objectivity of the Funds' financial statements and the independent audit(s) thereof; and (iv) act as a liaison between the Trust's independent auditors and the full Board. There are no separate Nominating or Investment Committees. Items pertaining to these matters are submitted to the full Board for consideration.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


    As of October 1, 2003, the officers and Trustees, unless otherwise noted, as a group owned less than 1% of the outstanding equity securities of the Trust and of each class of equity securities of the Trust.



    As of October 1, 2003, the following persons owned, of record or beneficially, more than 5% of the outstanding voting shares of the Class A, Class B, Class C and/or Class Y shares of one or more Series as set forth below:


                          UBS U.S. BOND FUND--CLASS A


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Fleet National Bank                                                 17.75%
FBO St. Ann's Home
Attn 0004737580
PO Box 92800
Rochester, NY 14692-8900

MFS Heritage Trust Company Trustee                                  11.46%
Delaware North Co. Inc. 401(k) Plan
Attn: Eileen Morgan
Personal & Confidential
40 Fountain Plaza
Buffalo, NY 14202

SEI Trust Co.                                                        8.81%
c/o Christiana B & T
Attn: MF Admin
One Freedom Valley Drive
Oaks, PA 19456

Fleet National Bank                                                  7.12%
FBO St. Ann's Home Pension
Attn: 0005533650
PO Box 92800
Rochester, NY 14692-8900

Charles Schwab & Co. Inc.                                            5.19%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122


                          UBS U.S. BOND FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      7.96%
Peter Gary Wiggberg
2135 Lake Shore Landing
Alpharetta, GA 30005-6986

                          UBS U.S. BOND FUND--CLASS C


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     13.11%
Frances M. Cousins Ttee
UTD 07/14/81 FBO
Frances M. Cousins Trust
2751 Regency Oaks Blve. M213
Clearwater, FL 33759-1431

UBS Financial Services Inc. FBO                                      6.37%
Bruce H. Whitson Ttee
Bruce H. Whitson Lvg Trust
DTD 03-27-92
2485 Sharon Oaks Dr.
Menlo Park, CA 94025-6828

UBS Financial Services Inc. FBO                                      5.01%
PaineWebber Cust.
James W. Wiggins
Traditional IRA
3824 McGirts Blvd
Jacksonville, FL 32210


                          UBS U.S. BOND FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*State Street Bank & Trust Co. Ttee                                 31.57%
The UBS Savings & Investment Plan
105 Rosemont Rd
Westwood, MA 02090-2318

Charles Schwab & Co. Inc.                                           17.40%
Attn: Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122

IMS & Co.                                                           13.19%
For the Exclusive Benefit of
Customers FBO Various Customers
PO Box 3865
Englewood, CO 80155-3865

Maureen K. Wolfson Ttee                                             12.98%
Equit. Life Sep Acct. 65
on Behalf of Var. 401k Plans
Equitable Life-Ken Butka
200 Plaza Dr., Ste. 2
Secaucus, NJ 07094-3607

                      UBS GLOBAL ALLOCATION FUND--CLASS Y



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Wilmington Trust Co. Ttee                                           20.41%
Brinson Partners Inc. Supp
Inc. Comp. Pl UA 2/20/97 a/c 41383-1
c/o Mutual Funds
PO Box 8880
Wilmington, DE 19899-8880

Bank of New York Ttee                                               10.83%
for the Supervalue 401(k) Trust
Attn: Gina Grisaffi
One Wall Street, 12th Floor
New York, NY 10286

Charles Schwab & Co. Inc.                                            9.72%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94014-4122

Northern Trust Company as Trustee                                    6.71%
FBO UBS PaineWebber 401k Plan
#22-36025
PO Box 92994
Chicago, IL 60675-2994


                         UBS GLOBAL BOND FUND--CLASS A


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      6.25%
Mr. Ernest H. Spillar
PO Box 750459
Forest Hills, NY 11375-0459

UBS Financial Services Inc. FBO                                      5.37%
Donald Bassolino &
Paula Bassolino JTWROS
256 Beach 135th St.
Belle Harbor, NY 11694-1306


                         UBS GLOBAL BOND FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      6.82%
PaineWebber Cust.
William H. Coleman II
500 Huff Road
Cooperstown, NY 13326-2822

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      5.32%
Gee Gee Brunschwig
3934 S. Oneida St.
Denver, CO 80237-2044


                         UBS GLOBAL BOND FUND--CLASS C


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      8.23%
D. Oliver Hawes
PO Box 532
West Main Road
Little Compton, RI 02837-0532

UBS Financial Services Inc. Cust.                                    7.07%
Stuart Uram
Traditional IRA
11 Craw Avenue
Rowayton, CT 06853-1605

UBS Financial Services Inc. FBO                                      6.17%
Alexander B. Hawes Ttee
Harriet H. Savage Ttee
Matthew A. Hawes
PO Box 532 West Main Road
Little Compton, RI 02837-0532


                         UBS GLOBAL BOND FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*State Street Bank & Trust Co. Ttee                                 32.89%
The UBS Savings & Investment Plan
105 Rosemont Rd.
Westwood, MA 02090-2318

IMS & Co.                                                           11.29%
For the Exclusive Benefit of
Customers FBO Various Customers
PO Box 3865
Englewood, CO 80155-3865

Fiserv Securities, Inc.                                             10.42%
FAO 58900009
Attn: Mutual Funds
One Commerce Square
2005 Market Street Suite 1200
Philadelphia, PA 19103

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Wilmington Trust Co. Ttee                                            9.53%
Brinson Partners Inc. Supp
Inc Comp Pl UA 2/20/97 a/c 41838-5
c/o Mutual Funds
PO Box 8880
Wilmington, DE 19899-8880

Charles Schwab & Co Inc.                                             6.41%
Attn Mutual Funds
101 Montgomery St
San Francisco, CA 94104-4122



                        UBS GLOBAL EQUITY FUND--CLASS Y



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
IMS & Co.                                                           17.45%
For the Exclusive Benefit of
Customers FBO Various Customers
PO Box 3865
Englewood, CO 80155-3865

Brown Brothers Harriman Cust. for                                   16.10%
AFP Provida TIPO C
Attn: Susie Pestana
59 Wall St.
New York, NY 10005-2808

State Street Bank & Trust Co. Ttee                                  15.37%
The UBS Savings & Investment Plan
105 Rosemont Rd.
Westwood, MA 02090-2318

Wilmington Trust Co. Ttee                                           11.24%
Brinson Partners Inc. Supp
Inc Comp Pl UA 2/20/97 a/c 41838-4
c/o Mutual Funds
PO Box 8880
Wilmington, DE 19899-8880

Brown Brothers Harriman & Co.                                        6.66%
Cust for AFP Provida TIPO B
525 Washington Blvd
Jersey City, NJ 07310

Charles Schwab & Co. Inc.                                            6.46%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

                          UBS HIGH YIELD FUND--CLASS A



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      5.03%
Timothy R. Mullen &
Alicia C. Mullen JTWROS
Income Account
1955 N. Burling St.
Chicago, IL 60614-5123


                          UBS HIGH YIELD FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS                                                                 18.51%
Omnibus Reinvest Account
UBST-30-A
10 E. 50th St.
New York, NY 10022-6831

UBS Financial Services Inc. FBO                                     15.78%
Masco Corp.
Attn: Mr. Samuel Valenti III
21001 Van Born Rd
Taylor, MI 48180-1340

State Street Bank & Trust Co.                                       12.77%
Trst The UBS Savings & Investment Plan
105 Rosemont Rd
Westwood, MA 02090-2318


                     UBS INTERNATIONAL EQUITY FUND--CLASS A


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
National Investor Services FBO                                       7.54%
508-19351-15
55 Water Street, 32nd Floor
New York, NY 10041

NFSC FEBO # DT7-000108                                               7.23%
Vagabond Investments LLC
208 East 51st Street #176
New York, NY 10022

UBS Financial Services Inc. FBO                                      7.08%
Guardianship Services of
Seattle Ttee Blocked Account
200 First Ave. W. Suite 308
Seattle, WA 98119-4219

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Swisstor & Company                                                   6.84%
UBS AG Canada
154 University Ave. 7th Floor
Toronto, Ontario Ca M5H3Z4

UBS Financial Services Inc. FBO                                      6.37%
Patricia De Somma
c/o Roney
419 N. Larchmont Blvd. #164
Los Angeles, CA 90004-3013

UBS Financial Services Inc. FBO                                      5.76%
PaineWebber Cust.
Hans Ueli Surber
2 Saturn Street
San Francisco, CA 94114-1421


                     UBS INTERNATIONAL EQUITY FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. Cust.                                   13.70%
Lynn A. Houck
2021 Oakdale Street
Pasadena, CA 91107-5028

UBS Financial Services Inc. FBO                                     13.12%
William H. Perks Jr.
27 Fairway Lane
Horseheads, NY 14845-9337

UBS Financial Services Inc. Cust.                                    8.35%
Chamberlin and Associates
FBO Paul Chamberlin
401(k)
7463 W. Otero Pl.
Littleton, CO 80128-5619


                     UBS INTERNATIONAL EQUITY FUND--CLASS C


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. Cust.                                   19.86%
Annex Mfg Corp. Defined Benefit
Plan 1/1/87 Rollover Acct.
FBO Alan Funk
46 Passaic St. PO Box 188
Wood Ridge, NJ 07075-0188

UBS Financial Services Inc. Cust.                                   18.00%
Neal H. Holmes
775 Larchmont Road
Pittsburgh, PA 15243-1060

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. Cust.                                    9.50%
Jeanne G. Pramaggiore
490 Mapleleaf Drive
Apt. B
Cincinnati, OH 45255-5907

UBS Financial Services Inc. Cust.                                    8.62%
Annex Mfg Corp. Def. Ben. Pen.
Pl. DTD 1/1/87 Rollover Act.
46 Passaic Street
PO Box 188
Wood Ridge, NJ 07075-0188

UBS Financial Services Inc. Cust                                     5.89%
Ursula Bielefeld
1060 Hudson Way
Sunnyvale, CA 94087-1622

UBS Financial Services Inc. FBO                                      5.29%
Fr. Raymond Schultheis
c/o Richard J. Schultheis
340 Jefferson Avenue
Verona, PA 15147-3811


                     UBS INTERNATIONAL EQUITY FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
State Street Bank & Trust Co. Ttee                                  21.65%
The UBS Savings & Investment Plan
105 Rosemont Rd
Westwood, MA 02090-2318

American Express Trust Co.                                          18.80%
FBO American Express Trust Ret. Svc.
Plan c/o Pat Brown
50534 AXP Financial Ctr
Minneapolis, MN 55474-0505

IMS & Co.                                                            8.75%
For the Exclusive Benefit of
Customers FBO Various Customers
PO Box 3865
Englewood, CO 80155-3865

Smith Barney 401k Advisor Group Trust                                5.51%
Smith Barney Corporate Trust Co. Trste
PO Box 1063
East Brunswick, NJ 08816-1063

                      UBS U.S. VALUE EQUITY FUND--CLASS A



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     15.79%
Barbara Brown Platt Family
Trust U/I 09/19/88-
Roc Page Platt Ttee
3915 Willow
Wichita, KS 67218-1238

UBS Financial Services Inc. FBO                                     10.54%
Judith Penzek
527 Deer Run
Westerville, OH 43081-3248

Thomas Michael Quinn                                                 8.79%
and Christine M. Brown Quinn Jt Ten
PO Box 529
St. Albans Herts, England

UBS Financial Services Inc. FBO                                      5.56%
David Starr Trustee of the
David Starr Revocable Trust
DTD September 8, 1992
58 Twinbrook Circle
Longmeadow, MA 01106-2338

UBS Financial Services Inc. FBO                                      5.22%
Harlan L. Limpus Ttee
FBO Harlan L. Limpus Revocable
Living Trust DTD 1-21-93
126 Algonquin
Lake Winnebago, MO 64034-9301



                      UBS U.S. VALUE EQUITY FUND--CLASS B



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     12.52%
Ronald Ressner, Ttee and
Karen Ressner, Ttee
FBO: Ressner Trust Acct #2
2654 North Yellowwood Drive
Westlake Village, CA 91361-5560

UBS Financial Services Inc. FBO                                      9.49%
Maurine A. Freye Ttee of
The Maurine A. Freye Trust
U/A DTD 10/20/97
3925 Dust Commander Dr.
Hamilton, OH 45011-5589

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      5.11%
James E. & Sidney C. Vance JtTen
11341 Briar Wood Place
North Palm Beach, FL 33408-3227

UBS Financial Services Inc. FBO                                      5.01%
Daphne C Rowe Ttee FBO
Natalie Chase Smith
DTD 7/5/84
650 Carisbrooke Road
Bryn Mawr, PA 19010-3622



                      UBS U.S. VALUE EQUITY FUND--CLASS C



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS Financial Services Inc. FBO                                    38.95%
Marian M. Johnston
14 Chadwick Square
Vienna, WV 26105-3046

UBS Financial Services Inc. FBO                                     16.28%
PaineWebber Cust.
UBS PaineWebber Cdn FBO
Mary A. Proffit
PO Box 3321
Weehawken, NJ 07087-8154


                      UBS U.S. VALUE EQUITY FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS Global Asset Mgmt (US) Inc                                     55.16%
51 W. 52nd St.
New York, NY 10019-6119

Wilmington Trust Co. FBO                                            13.86%
Brinson Partners Inc.
Supp Incent Comp Plan a/c 47386-5
c/o Mutual Funds
PO Box 8882
Wilmington, DE 19899-8882

Wilmington Trust Co. FBO                                            11.80%
Brinson Partners Inc. Def Comp Pl
a/c 47387-5
c/o Mutual Funds
PO Box 8882
Wilmington, DE 19899-8882

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Fidelity Invest. Inst. Operations Co.                                8.83%
Inc. Agnt Certain Employee Benefit
Plans Fidelity Invest-Financial Oper.
100 Magellan Way KW1C
Covington, KY 41015-1987

Northern Trust Company as Trustee                                    8.11%
FBO UBS PaineWebber 401k Plan
#22-36025
PO Box 92994
Chicago, IL 60675-2994



                       UBS U.S. ALLOCATION FUND--CLASS A



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS AG                                                               8.38%
Omnibus Reinvest Account
UBST-30-A
10 E. 50th St.
New York, NY 10022-6831



                       UBS U.S. ALLOCATION FUND--CLASS C



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      9.57%
Leland F. Brubaker Ttee
Declaration of Trust
U/A DTD 10/10/97
4229 Westleton Court
Columbus, OH 43221-4930

UBS Financial Services Inc. FBO                                      7.66%
Edith H. Leitch
1402 Cunningham W
Seymour, TN 37865-3613

UBS Financial Services Inc. FBO                                      5.86%
Jon H. Wilson
1636 Saratoga Way
Edmond, OK 73003-3550

UBS Financial Services Inc. FBO                                      5.72%
Comerica Bank Ttee FBO
Mary Lee Colby Crat Trust
UTD 5/19/99
500 Woodward Ave MC3300
Detroit, MI 48226-5420

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      5.37%
Julie M. McKinney
6814 Lorna Lane
Dallas, TX 75214-3719



                       UBS U.S. ALLOCATION FUND--CLASS Y



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*State Street Bank & Trust Co. Ttee                                 75.84%
The UBS Savings & Investment Plan
105 Rosemont Rd
Westwood, MA 02090-2318

Brown Brothers Harriman Cust. for                                    9.20%
AFP Provida TIPO C
Attn: Susie Pestana
59 Wall St.
New York, NY 10005-2808

Charles Schwab & Co. Inc.                                            5.49%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122


                         UBS U.S. EQUITY FUND--CLASS A


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS Financial Services Inc. FBO                                    29.50%
Jeffrey J. Diermeier &
Julia M. Diermeier JT/WROS
109 S. County Line Rd.
Hinsdale, IL 60521-4722

Fox & Co.                                                           23.85%
PO Box 976
New York, NY 10268-0976

Blush and Co.                                                        6.40%
PO Box 976
New York, NY 10268-0976

                         UBS U.S. EQUITY FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
BNY Clearing Services LLC                                           13.17%
a/c 8673-3528
Wendel & Co. 725000
111 East Kilbourn Avenue
Milwaukee, WI 53202

UBS Financial Services Inc. FBO                                     10.75%
Janis M. McFall and
Katrin C. Tobin Ttes
FBO James E. Tobin Trust B
36 Charlou Circle
Englewood, CO 80111-1103

UBS Financial Services Inc. FBO                                      8.02%
Joan B. Schaeffer and Alfred
B. Schaeffer Ttees FBO Joan
Trust DTD 6-19-82
PO Box 2234
Carmel, CA 93921-2234

UBS Financial Services Inc. Cust.                                    6.62%
Chamberlin and Associates
FBO Paul Chamberlin
401 (k)
7463 W. Otero Pl.
Littleton, CO 80128-5619

UBS Financial Services Inc. FBO                                      6.10%
Thomas E. Mott
PO Box 440
Darlington, PA 16115-0440

UBS Financial Services Inc. FBO                                      5.68%
Judith A. Kunkel and
Robert P. Kunkel Ttees
Judith A. Kunkel Trust
715 Smoke Tree Road
Deerfield, IL 60015-4556


                         UBS U.S. EQUITY FUND--CLASS C


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     21.62%
Meridian Commercial LP
Operating Account
Attn: Anthony Hernandez
5949 Sherry Lane, Ste. 1100
Dallas, TX 75225-8007

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     14.05%
Mary Britton-Simmons
PO Box 1750
Duvall, WA 98019-1750

UBS Financial Services Inc. Cust.                                    7.01%
Annex Mfg Corp. Defined Benefit
Plan 1/1/87 Rollover Acct.
FBO Alan Funk
46 Passaic St. PO Box 188
Wood Ridge, NJ 07075-0188

UBS Financial Services Inc. Cust.                                    6.85%
Annex Mfg Corp Def Ben Pen
Pl DTD 1/1/87 Rollover Act
46 Passaic Street
PO Box 188
Wood Ridge, NJ 07075-0188

UBS Financial Services Inc. Cust.                                    5.27%
Edwin V. Buehler
933 Conca St.
Cincinnati, OH 45218-1513

UBS Financial Services Inc. Cust.                                    5.25%
Jeanne G. Pramaggiore
490 Mapleleaf Drive
Apt. B
Cincinnati, OH 45255-5907



                         UBS U.S. EQUITY FUND--CLASS Y



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*State Street Bank & Trust Co. Ttee                                 43.74%
The UBS Savings & Investment Plan
105 Rosemont Rd
Westwood, MA 02090-2318

IMS & Co.                                                           12.59%
For the Exclusive Benefit of
Customers FBO Various Customers
PO Box 3865
Englewood, CO 80155-3865

Wilmington Trust Co. Ttee                                            8.84%
Brinson Partners Inc. Supp
Inc Comp Pl UA 2/20/97 a/c 41838-6
c/o Mutual Funds
PO Box 8880
Wilmington, DE 19899-8880

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Charles Schwab & Co. Inc.                                            7.43%
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122



                    UBS U.S. LARGE CAP GROWTH FUND--CLASS A



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                     19.76%
George Arzt
Ann Weisbrod Jt Ten
247 W. 12th St #3B
New York, NY 10014-1992

UBS Financial Services Inc. FBO                                      7.57%
Arthur E. DeVincent
188 Lyman St.
Waltham, MA 02452-5646

UBS Financial Services Inc. Cust.                                    6.17%
Richard M. Sasaki DDS Inc.
401k Profit Sharing Plan
DTD 10-1-90
One First Street
Los Altos, CA 94022-2752

UBS Financial Services Inc. Cust.                                    5.67%
Anron Heating & Air Conditioning Inc.
Pension Plan
440 Wyandanch Ave.
North Babylon, NY 11704-1506


                    UBS U.S. LARGE CAP GROWTH FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. Cust                                    11.90%
Thomas M. Morris-White
7172 W. Belmont Dr.
Littleton, CO 80123-0880

UBS Financial Services Inc. FBO                                      7.33%
Lillian Gillick
TOD Howard P. Gillick
TOD Gail J. De Marco
1844 Pine Road
Huntingdon Valley, PA 19006-7940

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. Cust.                                    7.08%
Steve Winn Inc. PC
Employees Retirement Plan
PO Box 38206
Dallas, TX 75238-0206

UBS Financial Services Inc. FBO                                      6.68%
Marion Ryan Salvaty Deceased
Salvaty Liv. Trust
DTD 1/6/92
2945 Monterey Road
San Marino, CA 91108-1735

UBS Financial Services Inc. FBO                                      6.43%
James E. & Sidney C. Vance JtTen
11341 Briar Wood Place
North Palm Beach, FL 33408-3227

UBS Financial Services Inc. FBO                                      6.32%
PaineWebber Cust.
Emily W. Kiefaber
4301 Upper Ridge Road
Pennsburg, PA 18073-2642

UBS Financial Services Inc. FBO                                      5.70%
PaineWebber Cust.
Steve Sucic
IRA Rollover
PO Box 4587
Huntsville, AL 35815-4587

UBS Financial Services Inc. FBO                                      5.50%
Wilfred A. Wells Ttee
FBO Wilfred A. Wells
Revocable Trust DTD 7-2-92
33 Captain Anthony White Lane
Georgetown, SC 29440-4888


                    UBS U.S. LARGE CAP GROWTH FUND--CLASS C


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS Financial Services Inc. FBO                                    42.70%
Evelyn R. Shapiro
PO Box 665
Great Barrington, MA 01230-0665

UBS Financial Services Inc. FBO                                     19.64%
Nancy Works Revocable Trust
U/A DTD Jan. 4, 2001
Nancy Works Trustee
1861 Coachtrail Drive
Hebron, KY 41048-8789

                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
UBS Financial Services Inc. FBO                                      5.26%
Reinhold Freitag and
Mary A. Freitag JTWROS
238 Street Road
Apt B-106
Southampton, PA 18966-3115


                    UBS U.S. LARGE CAP GROWTH FUND--CLASS Y


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS Financial Services Inc. Cust.                                  32.77%
Howard, Smith & Levin Savings
& Profit Sharing Plan
1330 Avenue of the Americas
New York, NY 10019-5400

*Northern Trust Company as Trustee                                  28.31%
FBO UBS PaineWebber 401k Plan
#22-36025
PO Box 92994
Chicago, IL 60675-2994

*Wilmington Trust Company                                           26.72%
FBO Brinson Partners Inc.
Def Comp Plan ac 47387-4
c/o Mutual Funds
PO Box 8882
Wilmington, DE 19899-8882

Wilmington Trust Company                                             6.17%
FBO Brinson Partners Inc.
Supplementary Incen a/c 47386-4
c/o Mutual Funds
PO Box 8882
Wilmington, DE 19899-8882


                    UBS U.S. SMALL CAP GROWTH FUND--CLASS A


                                                                   PERCENT
NAME AND ADDRESS                                                     HELD
----------------                                                     ----
*Merrill Lynch Pierce Fenner & Smith                                32.33%
for the Sole Benefit of its
Customers Attn: Service Team
4800 Deer Lake Dr. E. Fl. 3
Jacksonville, FL 32246-6484

Nationwide Insurance Company Trust                                  13.07%
c/o IPO Portfolio Accounting
PO Box 182029
Columbus, OH 43218-2029

                                                                   PERCENT
NAME AND ADDRESS                                                     HELD
----------------                                                     ----
Wells Fargo Bank MN NA                                              11.02%
FBO Retirement Plan Services
#99022001
PO Box 1533
Minneapolis, MN 55480

Carn & Co #930302013                                                 6.13%
Wacker Salaried Savings Plan
Attn: Mutual Funds Star
PO Box 96211
Washington, DC 20090-6211


                    UBS U.S. SMALL CAP GROWTH FUND--CLASS B


                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
Sterne Agee & Leach Inc.                                             7.82%
a/c 3335-3266
813 Shades Creek Pky
Birmingham, AL 35209



                    UBS U.S. SMALL CAP GROWTH FUND--CLASS Y



                                                                   PERCENT
NAME & ADDRESS                                                       HELD
--------------                                                     --------
*UBS                                                                26.61%
Omnibus Reinvest Account
UBST-30-A
10 E. 50th St.
New York, NY 10022-6831

Wells Fargo Bank MN NA                                              12.38%
FBO Retirement Plan Services
#99022002
PO Box 1533
Minneapolis, MN 55480

Northern Trust Company Custodian                                     6.77%
FBO Congregation of the Mission
Midwest Province a/c# 26-90482
PO Box 92956
Chicago, IL 60675

T Rowe Price Retirement                                              6.34%
Plan Services Inc.
FBO Retirement Plan Clients
4515 Painters Mill Road
Owings Mills, MD 21117


--------------------------
* Person deemed to control the class within the meaning of the Act. Note that such persons possess the ability to control the outcome of matters submitted for the vote of shareholders of that class.

    As of October 1, 2003, there were no persons who owned of record or beneficially more than 25% of the outstanding voting shares of the Trust.


    Any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of the Trust is presumed to control the Trust under the provisions of the Act. Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of the Trust or a particular Fund.

                  INVESTMENT ADVISORY, PRINCIPAL UNDERWRITING
                         AND OTHER SERVICE ARRANGEMENTS

ADVISOR


    UBS Global Asset Management (Americas) Inc., manages the assets of the Trust pursuant to its investment advisory agreement with each Fund (the "Agreements"). The Advisor is an investment management firm managing approximately
$36.6 billion, as of June 30, 2003, primarily for institutional pension and profit sharing funds. The Advisor is an indirect, wholly-owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset Management Division, which had approximately $419 billion in assets under management as of June 30, 2003.


    The Advisor also serves as the investment advisor or sub-advisor to three other investment companies: UBS Relationship Funds, Fort Dearborn Income Securities, Inc., and The Vision Group of Funds.


    Pursuant to its Agreements with the Trust, on behalf of each Fund, the Advisor receives from each Fund a monthly fee at an annual rate (as described in the Prospectus and below) multiplied by the average daily net assets of that Fund for providing investment advisory services. The Advisor is responsible for paying its expenses. Each Fund pays the following expenses: (1) the fees and expenses of the Trust's disinterested Trustees; (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) auditing and legal costs; (8) insurance premiums; (9) fees and expenses of the Trust's custodian, administrator and transfer agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.



    Under the Agreements, the Advisor is entitled to a monthly fee of the respective Fund's average daily net assets equal to annual rates of: 0.80% for the UBS Global Allocation Fund; 0.75% for the UBS Global Equity Fund; 0.75% for the UBS Global Bond Fund; 0.70% for the UBS U.S. Allocation Fund; 0.70% for the UBS U.S. Equity Fund; 0.70% for the UBS U.S. Value Equity Fund; 0.70% for the UBS U.S. Large Cap Growth Fund; 1.00% for the UBS U.S. Small Cap Equity Fund; 1.00% for the UBS U.S. Small Cap Growth Fund; 0.90% for the UBS U.S. Real Estate Equity Fund; 0.50% for the UBS U.S. Bond Fund; 0.60% for the UBS High Yield Fund; 0.80% for the UBS International Equity Fund; 1.10% for the UBS Emerging Markets Equity Fund; and 0.65% for the UBS Emerging Markets Debt Fund.



    Each Fund (other than UBS International Equity Fund) is subject to a one-year contractual expense limit at the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees: 1.10% for the UBS Global Allocation Fund; 1.00% for the UBS Global Equity Fund; 0.90% for the UBS Global Bond Fund; 0.80% for the UBS U.S. Allocation Fund; 1.05% for the UBS U.S. Equity Fund; 0.80% for the UBS U.S. Large Cap Growth Fund; 1.15% for the UBS U.S. Small Cap Growth Fund; 0.60% for the UBS U.S. Bond Fund; 0.95% for the UBS High Yield Fund; 0.85% for the UBS U.S. Value Equity Fund; 1.15% for the UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund; 1.05% for the UBS U.S. Real Estate Equity Fund; and 1.60% for the UBS Emerging Markets Equity Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place for the Funds' fiscal year ending June 30, 2004. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.



    With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and reimburse certain expenses to the extent that the total operating expenses (excluding 12b-1 fees) exceed 1.00% of the Fund's average daily net assets.


    General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurance, etc.) will be allocated among the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

    Advisory fees accrued for the periods indicated below were as follows:


A. FISCAL YEAR ENDED JUNE 30, 2003



                                                    GROSS ADVISORY   NET ADVISORY FEES     FUND EXPENSES
                                                     FEES EARNED           PAID          WAIVED/REIMBURSED
FUND*                                                 BY ADVISOR     AFTER FEE WAIVER       BY ADVISOR
-----                                               --------------   -----------------   -----------------
UBS Global Allocation Fund........................    $1,904,093        $1,893,790            $ 10,303
UBS Global Equity Fund............................    $1,209,097        $  916,585            $292,512
UBS Global Bond Fund..............................    $  320,858        $  146,386            $174,472
UBS U.S. Allocation Fund*.........................    $  178,909        $   44,455            $134,454
UBS U.S. Equity Fund..............................    $  639,283        $  416,651            $222,632
UBS U.S. Value Equity Fund........................    $   43,630        $        0            $105,155
UBS U.S. Large Cap Growth Fund....................    $   24,553        $        0            $101,307
UBS U.S. Small Cap Growth Fund....................    $  372,057        $  246,184            $125,873
UBS U.S. Bond Fund................................    $  494,439        $  308,986            $185,453
UBS High Yield Fund...............................    $  969,141        $  414,275            $554,866
UBS International Equity Fund.....................    $  697,060        $  513,674            $183,386


--------------------------

* The UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



B. FISCAL YEAR ENDED JUNE 30, 2002



                                                    GROSS ADVISORY   NET ADVISORY FEES     FUND EXPENSES
                                                     FEES EARNED           PAID          WAIVED/REIMBURSED
FUND*                                                 BY ADVISOR     AFTER FEE WAIVER       BY ADVISOR
-----                                               --------------   -----------------   -----------------
UBS Global Allocation Fund........................    $1,319,471        $1,319,471            $      0
UBS Global Equity Fund............................    $  472,933        $  363,091            $109,842
UBS Global Bond Fund..............................    $  280,606        $  181,843            $ 98,763
UBS U.S. Allocation Fund*.........................    $  167,846        $   64,295            $103,551
UBS U.S. Equity Fund..............................    $  870,376        $  713,473            $156,903
UBS U.S. Value Equity Fund........................    $   24,925        $        0            $ 83,469
UBS U.S. Large Cap Growth Fund....................    $   36,801        $        0            $ 70,817
UBS U.S. Small Cap Growth Fund....................    $  390,240        $  288,428            $101,812
UBS U.S. Bond Fund................................    $  427,378        $  281,948            $145,430
UBS High Yield Fund...............................    $  629,243        $  304,736            $324,507
UBS International Equity Fund.....................    $1,121,694        $  953,127            $168,567


--------------------------

* The UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund had not commenced operations as of the time period indicated. Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.

C. FISCAL YEAR ENDED JUNE 30, 2001



                                                    GROSS ADVISORY   NET ADVISORY FEES     FUND EXPENSES
                                                     FEES EARNED           PAID          WAIVED/REIMBURSED
FUND*                                                 BY ADVISOR     AFTER FEE WAIVER       BY ADVISOR
-----                                               --------------   -----------------   -----------------
UBS Global Allocation Fund........................    $1,629,697        $1,629,697            $      0
UBS Global Equity Fund............................    $  516,271        $  443,277            $ 72,994
UBS Global Bond Fund..............................    $  290,895        $  206,610            $ 84,285
UBS U.S. Allocation Fund*.........................    $  113,210        $   57,778            $ 55,432
UBS U.S. Equity Fund..............................    $1,050,438        $  875,328            $175,110
UBS U.S. Large Cap Growth Fund....................    $   65,657        $   14,679            $ 50,978
UBS U.S. Small Cap Growth Fund....................    $  507,842        $  465,732            $ 42,110
UBS U.S. Bond Fund................................    $  321,255        $  237,585            $ 83,670
UBS High Yield Fund...............................    $  317,198        $  227,248            $ 89,950
UBS International Equity Fund.....................    $2,413,368        $2,398,738            $ 14,630


--------------------------

* The UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund had not commenced operations as of the time period indicated. The UBS U.S. Value Equity Fund commenced operations on June 29, 2001. Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    At the March 11, 2003 meeting of the Trust's Board of Trustees, the Trustees considered and approved for a period of one-year the continuation of the Agreement between the Trust and the Advisor on behalf of the UBS International Equity Fund, and the Investment Sub-Advisory Agreements with UBS Global Asset Management (New York) Inc. (the "Sub-Advisor") on behalf of UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund (the Investment Advisory Agreement and the Investment Sub-Advisory Agreements are together the "Advisory Agreements," and the "Advisor," for purpose of this section, includes the Sub-Advisor). The Agreements between the Trust and the Advisor on behalf of the other Funds were not presented to the Board of Trustees for approval because the Agreements were approved for a two-year period ending June 30, 2004 by shareholders at the shareholder meeting held on June 28, 2002.



    In considering the continuance of the Advisory Agreements, the Trustees analyzed the nature, quality and scope of the Advisor's and Sub-Advisor's services, the revenues received and expenses incurred (actual and projected) by the Advisor and the Sub-Advisor in performing the services required under the Advisory Agreements and the cost allocation methods used in calculating such expenses. The Trustees considered the fees paid to the Advisor under the Advisory Agreements, as well as any compensation paid to the Advisor, Sub-Advisor or their affiliates for other non-advisory services provided to the Funds. In addition, the Trustees reviewed the Funds' fees and expense ratios in comparison to the fees and expenses of comparable funds. The Trustees also reviewed the Advisor's and the Sub-Advisor's profitability in managing the Funds; possible economies of scale to the Advisor; and the ability of the Advisor to continue to perform the services contemplated under the Advisory Agreements.



    The Trustees also evaluated: (i) the performance of the Funds in comparison to the performance of funds with similar objectives and policies and the performance of the Funds' benchmark indices; (ii) the relevant investment advisory personnel at the Advisor, and the Advisor's in-house research capabilities, as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and the Advisor's other investment advisory clients; and (iii) compliance with each Fund's investment restrictions, relevant tax and reporting requirements, and procedures of the Advisor with respect to possible conflicts of interest, including the Advisor's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures.


    The Trustees gave substantial consideration to the fees payable under the Advisory Agreements. In this regard, the Trustees evaluated the Advisor's profitability with respect to the Funds, including consideration of so-called "fallout benefits" to the Advisor or its affiliates, such as, for example, value derived from serving as investment advisor to the Funds, and the research services available to the Advisor by reason of brokerage commissions from other funds. Based on these considerations and the overall high-quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Advisor, the Trustees concluded that the advisory fees paid under the Advisory Agreements were fair and reasonable, and the scope and quality of the Advisor's services to the Funds were consistent with the Funds' operational requirements and sufficient to approve the continuance of the Advisory Agreements between the Trust and the Advisor.

SUB-ADVISOR


    The Advisor has entered into sub-advisory agreements with UBS Global Asset Management (New York) Inc. (formerly known as Brinson Partners (NY), Inc.,) (the "Sub-Advisor"), 51 West 52nd Street, New York, New York 10019-6114, on behalf of each of the Sub-Advised Funds. The Sub-Advisor is an affiliate of the Advisor. Under the direction of the Advisor, the Sub-Advisor is responsible for managing the investment and reinvestment of a Fund's portfolio. The Sub-Advisor serves as sub-advisor to the UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Real Estate Equity Fund and UBS High Yield Fund. The Sub-Advisor furnishes the Advisor with investment recommendations, asset allocation advice, research and other investment services subject to the direction of the Trust's Board and officers. Under the sub-advisory agreements, the Advisor is obligated to pay the Sub-Advisor a portion of the fees that the Advisor receives under its agreement with each Sub-Advised Fund as set forth in the table below. For the fiscal year ended June 30, 2003, the Sub-Advisor agreed to waive its fee with respect to each Sub-Advised Fund.


                                                                             SUB-ADVISORY FEE PAID
                                                                              TO THE SUB-ADVISOR
SERIES                                                        ADVISORY FEE        BY ADVISOR
------                                                        ------------   ---------------------
UBS U.S. Large Cap Growth Fund..............................      0.70%              0.10%
UBS U.S. Small Cap Growth Fund..............................      1.00%              0.10%
UBS U.S. Real Estate Equity Fund............................      0.90%              0.10%
UBS High Yield Fund.........................................      0.60%              0.10%

ADMINISTRATIVE, ACCOUNTING AND CUSTODY SERVICES


    ADMINISTRATIVE AND ACCOUNTING SERVICES. UBS Global AM, with its principal office located at 51 West 52nd Street, New York, New York 10019-6114, serves as the Funds' administrator. The Administrator is an indirect wholly-owned asset management subsidiary of UBS. The Administrator is an affiliate of the Advisor.



    As administrator, the Administrator supervises and manages all aspects (other than investment advisory activities) of the Trust's operations. Under the Administration Contract, the Administrator will not be liable for any error of judgement or mistake of law or for any loss suffered by any Fund, the Trust or any of its shareholders in connection with the performance of the Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Administration Contract terminates automatically upon its assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities, on 60 days' written notice to the Administrator, or by the Administrator on 60 days' written notice to the Trust. Each Fund pays a fee to the Administrator that is computed daily and paid monthly at an annual rate of 0.075% of average daily net assets of such Fund.



    J.P. Morgan Investors Services Co. ("J.P. Morgan") provides accounting, portfolio valuation and certain administrative services for the Funds under a Multiple Services Agreement between the Trust and JPMorgan Chase Bank ("JPMorgan Chase Bank"). J.P. Morgan is located at 73 Tremont Street, Boston, MA 02108-3913 and is a corporate affiliate of JPMorgan Chase.

    For the fiscal years ended June 30, 2002 and 2003, aggregate fees paid to the Administrator and JPMorgan Chase Bank for custody, administration, accounting and portfolio valuation services were as follows:



FUND                                                            2003       2002
----                                                          --------   --------
UBS Global Allocation Fund..................................  $327,783   $122,893
UBS Global Equity Fund......................................  $240,379   $ 24,638
UBS Global Bond Fund........................................  $ 70,740   $ 13,136
UBS U.S. Allocation Fund*...................................  $ 27,658   $    600
UBS U.S. Equity Fund........................................  $ 97,655   $  3,315
UBS U.S. Large Cap Growth Fund..............................  $  3,757   $    132
UBS U.S. Small Cap Growth Fund..............................  $ 40,362   $    976
UBS U.S. Value Equity Fund..................................  $  8,478   $     89
UBS U.S. Bond Fund..........................................  $109,852   $  1,891
UBS High Yield Fund.........................................  $178,367   $  2,622
UBS International Equity Fund...............................  $145,959   $112,865


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    Until November 2, 2001, J.P. Morgan served as administrator and accounting and portfolio valuation agent under a Multiple Services Agreement, which also included the custodian services performed by JPMorgan Chase Bank. J.P. Morgan served as transfer agent of the Trust until August 17, 2001. PFPC Inc. was appointed transfer agent of the Trust effective August 20, 2001. For the fiscal years ended June 30, 2001, aggregate fees paid to J.P. Morgan for administration, accounting, portfolio valuation and transfer agency services are set forth in the table below. In addition, amounts paid to PFPC Inc. for transfer agency services for the fiscal years ended June 30, 2002 and June 30, 2003 are also set forth in the table below:



FUND*                                                           2003       2002       2001
-----                                                         --------   --------   --------
UBS Global Allocation Fund..................................  $ 83,645   $ 5,480    $153,238
UBS Global Equity Fund......................................  $409,818   $ 5,753    $ 10,950
UBS Global Bond Fund........................................  $ 16,128   $ 6,848    $  5,046
UBS U.S. Allocation Fund*...................................  $  9,101   $ 7,561    $    384
UBS U.S. Equity Fund........................................  $ 11,167   $ 5,381    $  7,682
UBS U.S. Large Cap Growth Fund..............................  $  6,894   $ 7,868    $  1,271
UBS U.S. Small Cap Growth Fund..............................  $ 12,678   $ 7,797    $  1,460
UBS U.S. Value Equity Fund..................................  $ 11,894   $ 8,585         N/A
UBS U.S. Bond Fund..........................................  $ 16,878   $ 7,811    $    498
UBS High Yield Fund.........................................  $220,272   $97,633    $    396
UBS International Equity Fund...............................  $ 10,404   $ 6,542    $ 85,387


--------------------------

* The UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund had not commenced investment operations as of the time periods indicated. The UBS U.S. Value Equity Fund commenced operations on June 29, 2001. Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    CUSTODY SERVICES. JPMorgan Chase Bank, located at 270 Park Avenue, New York, New York 10017, provides custodian services for the securities and cash of the Funds. The custody fee schedule is based primarily on the net amount of assets held during the period for which payment is being made plus a per transaction fee for transactions during the period. JPMorgan Chase Bank utilizes foreign sub-custodians under procedures approved by the Board in accordance with applicable legal requirements.


PRINCIPAL UNDERWRITING ARRANGEMENTS


    UBS Global AM (the "Underwriter") acts as the principal underwriter of each class of shares of the Funds pursuant to a Principal Underwriting Contract with the Trust. The Principal Underwriting Contract requires the

Underwriter to use its best efforts, consistent with its other businesses, to sell shares of the Funds. Shares of the Funds are offered continuously. The Underwriter enters into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fund shares.


    Under separate plans pertaining to the Class A, Class B and Class C shares of the Funds adopted by the Trust in the manner prescribed under Rule 12b-1 under the Act (each, respectively, a "Class A Plan," "Class B Plan" and
"Class C Plan," and collectively, "Plans"), the Funds pay the Underwriter a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of each class of shares. Under the Class B Plan, the Funds pay the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of 0.75% of the average daily net assets of the class of shares. Under the Class C Plan, the Funds pay the Underwriter a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% (for Fixed Income Funds) or 0.75% (for Equity Funds) of the average daily net assets of the class of shares. There is no distribution plan with respect to the Funds' Class Y shares and the Funds pay no service or distribution fees with respect to their Class Y shares.

    The Underwriter uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund by each dealer. Each dealer then compensates its investment professionals for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts including related overhead expenses.

    The Underwriter uses the distribution fees under the Class B and Class C Plans to offset the commissions it pays to dealers for selling each Fund's Class B and Class C shares, respectively, and to offset each Fund's marketing costs attributable to such classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. The Underwriter may also use distribution fees to pay additional compensation to dealers and to offset other costs allocated to the Underwriter's distribution activities.


    The Underwriter receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.


    The Plans and the Principal Underwriting Contract specify that the Funds must pay service and distribution fees to the Underwriter as compensation for its service and distribution related activities, not as reimbursement for specific expenses incurred. Therefore, even if the Underwriter's expenses for the Funds exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if the Underwriter's expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be the Underwriter's sole responsibility and not that of the Funds. Annually, the Board reviews the Plans and the Underwriter's corresponding expenses for each class of shares of the Funds separately from the Plans and expenses of the other classes of shares.

    Among other things, each Plan provides that (1) the Underwriter will submit to the Board at least quarterly, and the Board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board, including those Board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a Fund under the Plan shall not be materially increased without the approval by a majority of the outstanding voting securities of the relevant class of the Fund, and (4) while the Plan remains in effect, the selection and nomination of Board members who are not "interested persons" of the Trust shall be committed to the discretion of the Board members who are not "interested persons" of the Trust.

    In reporting amounts expended under the Plans to the Board members, the Underwriter allocates expenses attributable to the sale of each class of the Funds' shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of a Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

CLASS A SERVICE FEES


    The table below shows the aggregate service fees paid by Class A shares of each Fund for the fiscal year ended June 30, 2003.



                                                              SERVICE FEES THE FUND
                                                              PAID TO (ACCRUED TO)
FUND                                                              UBS GLOBAL AM
----                                                          ---------------------
UBS U.S. Bond Fund..........................................         $ 61,615
UBS High Yield Fund.........................................         $172,899
UBS U.S. Allocation Fund*...................................         $  7,547
UBS U.S. Equity Fund........................................         $ 20,612
UBS U.S. Value Equity Fund..................................         $  2,736
UBS U.S. Large Cap Growth Fund..............................         $  2,587
UBS U.S. Small Cap Growth Fund..............................         $ 10,054
UBS Global Allocation Fund..................................         $115,575
UBS Global Bond Fund........................................         $ 11,431
UBS Global Equity Fund......................................         $106,214
UBS International Equity Fund...............................         $  6,475


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    Amounts spent on behalf of each Fund's Class A shares pursuant to the Class A plan during the fiscal year ended June 30, 2003 are set forth below:



                                                                                                          INTEREST,
                                           PRINTING AND   COMPENSATION   COMPENSATION   COMPENSATION    CARRYING, OR
                                            MAILING OF         TO         TO BROKER-      TO SALES     OTHER FINANCIAL
FUND                         ADVERTISING   PROSPECTUSES   UNDERWRITERS     DEALERS       PERSONNEL         CHARGES        OTHER
----                         -----------   ------------   ------------   ------------   ------------   ---------------   --------
UBS U.S. Bond Fund..........      $0            $0             $0         $   31,277         $0              $0             $0
UBS High Yield..............      $0            $0             $0         $   27,840         $0              $0             $0
UBS U.S. Allocation Fund*...      $0            $0             $0         $   13,651         $0              $0             $0
UBS U.S. Equity Fund........      $0            $0             $0         $    1,075         $0              $0             $0
UBS U.S. Value Equity
  Fund......................      $0            $0             $0         $    7,612         $0              $0             $0
UBS U.S. Large Cap Growth
  Fund......................      $0            $0             $0         $   27,121         $0              $0             $0
UBS U.S. Small Cap Growth
  Fund......................      $0            $0             $0         $   13,645         $0              $0             $0
UBS Global Allocation
  Fund......................      $0            $0             $0         $1,845,095         $0              $0             $0
UBS Global Bond Fund........      $0            $0             $0         $  112,931         $0              $0             $0
UBS Global Equity Fund......      $0            $0             $0         $   29,737         $0              $0             $0
UBS International Equity
  Fund......................      $0            $0             $0         $    2,020         $0              $0             $0


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.

CLASS B DISTRIBUTION AND SERVICE FEES


    The table below shows the aggregate distribution and/or service fees paid (or accrued) by Class B shares of each Fund for the fiscal year ended June 30, 2003.



                                            DISTRIBUTION AND SERVICE FEES   DISTRIBUTION-RELATED   DISTRIBUTION FEES
                                              THE FUND PAID TO (ACCRUED      EXPENSES INCURRED      RETAINED BY UBS
FUND                                              TO) UBS GLOBAL AM           BY UBS GLOBAL AM         GLOBAL AM
----                                        -----------------------------   --------------------   -----------------
UBS U.S. Bond Fund........................            $ 33,421                   $   99,469             $ 66,048
UBS High Yield Fund.......................            $139,896                   $  381,908             $242,012
UBS U.S. Allocation Fund*.................            $ 18,867                   $   43,421             $ 24,554
UBS U.S. Equity Fund......................            $  3,610                   $    7,378             $  3,768
UBS U.S. Value Equity Fund................            $  5,356                   $   13,434             $  8,078
UBS U.S. Large Cap Growth Fund............            $  1,724                   $    7,152             $  5,428
UBS U.S. Small Cap Growth Fund............            $  7,238                   $   24,014             $ 16,776
UBS Global Allocation Fund................            $120,404                   $  274,464             $154,060
UBS Global Bond Fund......................            $ 11,178                   $   26,957             $ 15,779
UBS Global Equity Fund....................            $384,267                   $1,136,330             $752,063
UBS International Equity Fund.............            $  2,593                   $    5,505             $  2,912


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    Amounts spent on behalf of each Fund's Class B shares pursuant to the Class B plan during the fiscal year ended June 30, 2003 are set forth below:



                                                                                                           INTEREST
                                                                                                           CARRYING,
                                             PRINTING AND   COMPENSATION    COMPENSATION    COMPENSATION   OR OTHER
                                              MAILING OF         TO          TO BROKER-       TO SALES     FINANCIAL
FUND                           ADVERTISING   PROSPECTUSES   UNDERWRITERS      DEALERS        PERSONNEL      CHARGES     OTHER
----                           -----------   ------------   ------------   --------------   ------------   ---------   --------
UBS U.S. Bond Fund...........       $0            $0             $0           $ 8,355            $0           $0          $0
UBS High Yield...............       $0            $0             $0           $34,974            $0           $0          $0
UBS U.S. Allocation Fund*....       $0            $0             $0           $ 4,717            $0           $0          $0
UBS U.S. Equity Fund.........       $0            $0             $0           $   903            $0           $0          $0
UBS U.S. Value Equity Fund...       $0            $0             $0           $ 1,339            $0           $0          $0
UBS U.S. Large Cap Growth
  Fund.......................       $0            $0             $0           $   431            $0           $0          $0
UBS U.S. Small Cap Growth
  Fund.......................       $0            $0             $0           $ 1,809            $0           $0          $0
UBS Global Allocation Fund...       $0            $0             $0           $30,101            $0           $0          $0
UBS Global Bond Fund.........       $0            $0             $0           $ 2,795            $0           $0          $0
UBS Global Equity Fund.......       $0            $0             $0           $96,067            $0           $0          $0
UBS International Equity
  Fund.......................       $0            $0             $0           $   648            $0           $0          $0


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.

CLASS C DISTRIBUTION AND SERVICE FEES


    The table below shows the aggregate distribution and/or service fees paid (or accrued) by Class C shares of each Fund for the fiscal year ended June 30, 2003.



                                               DISTRIBUTION AND SERVICE
                                                FEES THE FUND PAID TO     DISTRIBUTION-RELATED   DISTRIBUTION FEES
                                                   (ACCRUED TO) UBS        EXPENSES INCURRED      RETAINED BY UBS
FUND                                                  GLOBAL AM             BY UBS GLOBAL AM         GLOBAL AM
----                                           ------------------------   --------------------   -----------------
UBS U.S. Bond Fund...........................          $ 14,269                 $ 10,012              $  9,513
UBS High Yield Fund..........................          $134,877                 $ 47,003              $ 89,918
UBS U.S. Allocation Fund*....................          $ 11,165                 $  5,662              $  8,374
UBS U.S. Equity Fund.........................          $  3,656                 $  3,711              $  2,741
UBS U.S. Value Equity Fund...................          $  6,726                 $  4,258              $  5,045
UBS U.S. Large Cap Growth Fund...............          $  3,934                 $  1,364              $  2,950
UBS U.S. Small Cap Growth Fund...............          $  5,402                 $  3,664              $  4,052
UBS Global Allocation Fund...................          $282,199                 $332,747              $211,649
UBS Global Equity Fund.......................          $254,757                 $ 71,699              $191,218
UBS International Equity Fund................          $  3,004                 $  2,715              $  2,253
UBS Global Bond Fund.........................          $  5,578                 $  5,335              $  3,719


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



    Amounts spent on behalf of each Fund's Class C shares pursuant to the Class C plan during the fiscal year ended June 30, 2003 are set forth below:



                                                                                                           INTEREST,
                                                                                                           CARRYING,
                                               PRINTING AND   COMPENSATION   COMPENSATION   COMPENSATION   OR OTHER
                                                MAILING OF         TO         TO BROKER-      TO SALES     FINANCIAL
FUND                             ADVERTISING   PROSPECTUSES   UNDERWRITERS     DEALERS       PERSONNEL      CHARGES     OTHER
----                             -----------   ------------   ------------   ------------   ------------   ---------   --------
UBS U.S. Bond Fund..............      $0            $0             $0         $   21,322         $0           $0          $0
UBS High Yield..................      $0            $0             $0         $   53,093         $0           $0          $0
UBS U.S. Allocation Fund*.......      $0            $0             $0         $    7,058         $0           $0          $0
UBS U.S. Equity Fund............      $0            $0             $0         $    8,117         $0           $0          $0
UBS U.S. Value Equity Fund......      $0            $0             $0         $    3,591         $0           $0          $0
UBS U.S. Large Cap Growth Fund..      $0            $0             $0         $    1,704         $0           $0          $0
UBS U.S. Small Cap Growth Fund..      $0            $0             $0         $    5,380         $0           $0          $0
UBS Global Allocation Fund......      $0            $0             $0         $1,186,398         $0           $0          $0
UBS Global Equity Fund..........      $0            $0             $0         $   69,688         $0           $0          $0
UBS International Equity Fund...      $0            $0             $0         $    6,948         $0           $0          $0
UBS Global Bond Fund............      $0            $0             $0         $   30,020         $0           $0          $0


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.


    In approving the Class A Plan, the Class B Plan and the Class C Plan, the Board considered all the features of the distribution system and the anticipated benefits to the Funds and their shareholders. With regard to each Plan, the Board considered (1) the advantages to the shareholders of economies of scale resulting from growth in the Funds' assets and potential continued growth,
(2) the services provided to the Funds and their shareholders by the Underwriter, (3) the services provided by dealers pursuant to each dealer agreement with the Underwriter, and (4) the Underwriter shareholder service-related and, where applicable, distribution-related expenses and costs. With respect to the Class B Plan, the Board also recognized that the Underwriters' willingness to compensate dealers without the concomitant receipt by the Underwriter of initial sales charges was conditioned upon its expectation of being compensated under the Class B Plan.

    With respect to each Plan, the Board considered all compensation that the Underwriter would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, initial sales charges, distribution fees and contingent deferred sales charges. The Board also considered the benefits that would accrue to the Underwriter under each Plan in that the Underwriter would receive service, distribution, advisory and administrative fees that are calculated based upon a percentage of the average net assets of the Funds, which fees would increase if the Plans were successful and the Funds attained and maintained significant asset levels.

    Under the Principal Underwriting Contract, UBS Global AM earned the following approximate amounts of sales charges in connection with the sale of shares, and retained the following approximate amounts, net of concessions to dealers:


CLASS A--FISCAL YEAR ENDED JUNE 30, 2003



                                                                   SALES CHARGE REVENUE
                                                               -----------------------------
                                                                             AMOUNT RETAINED
                                                               PAID TO UBS    BY UBS GLOBAL
FUND                                                            GLOBAL AM          AM
----                                                           -----------   ---------------
UBS Global Allocation Fund..................................   $2,063,969       $1,845,095
UBS Global Equity Fund......................................   $   34,149       $   29,737
UBS Global Bond Fund........................................   $  128,673       $  112,931
UBS U.S. Allocation Fund*...................................   $   15,205       $   13,651
UBS U.S. Equity Fund........................................   $    1,315       $    1,075
UBS U.S. Value Equity Fund..................................   $    8,365       $    7,612
UBS U.S. Large Cap Growth Fund..............................   $   29,804       $   27,121
UBS U.S. Small Cap Growth Fund..............................   $   15,008       $   13,645
UBS U.S. Bond Fund..........................................   $   35,875       $   31,277
UBS High Yield Fund.........................................   $   31,414       $   27,840
UBS International Equity Fund...............................   $    2,205       $      186


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



CLASS B--FISCAL YEAR ENDED JUNE 30, 2003



                                                                         CDSC REVENUE
                                                               --------------------------------
                                                                                AMOUNT RETAINED
                                                               AMOUNT PAID TO    BY UBS GLOBAL
FUND                                                           UBS GLOBAL AM          AM
----                                                           --------------   ---------------
UBS Global Allocation Fund..................................      $ 14,878          $ 14,878
UBS Global Equity Fund......................................      $123,306          $123,306
UBS Global Bond Fund........................................      $  5,494          $  5,494
UBS U.S. Allocation Fund*...................................      $  4,011          $  4,011
UBS U.S. Equity Fund........................................      $    303          $    303
UBS U.S. Value Equity Fund..................................      $  1,588          $  1,588
UBS U.S. Large Cap Growth Fund..............................      $    138          $    138
UBS U.S. Small Cap Growth Fund..............................      $  2,004          $  2,004
UBS U.S. Bond Fund..........................................      $ 13,659          $ 13,659
UBS High Yield Fund.........................................      $ 32,662          $ 32,662
UBS International Equity Fund...............................      $    244          $    244


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.

CLASS C--FISCAL YEAR ENDED JUNE 30, 2003



                                                   SALES CHARGE REVENUE                CDSC REVENUE
                                               -----------------------------   -----------------------------
                                                             AMOUNT RETAINED                 AMOUNT RETAINED
                                               PAID TO UBS    BY UBS GLOBAL    PAID TO UBS    BY UBS GLOBAL
FUND                                            GLOBAL AM          AM           GLOBAL AM          AM
----                                           -----------   ---------------   -----------   ---------------
UBS Global Allocation Fund..................   $1,115,848           $0           $7,378           $7,378
UBS Global Equity Fund......................   $    5,949           $0           $3,621           $3,621
UBS Global Bond Fund........................   $   28,161           $0           $    0           $    0
UBS U.S. Allocation Fund*...................   $    4,267           $0           $  297           $  297
UBS U.S. Equity Fund........................   $    7,202           $0           $  164           $  164
UBS U.S. Value Equity Fund..................   $    1,910           $0           $2,035           $2,035
UBS U.S. Large Cap Growth Fund..............   $      720           $0           $  184           $  184
UBS U.S. Small Cap Growth Fund..............   $    4,030           $0           $  163           $  163
UBS U.S. Bond Fund..........................   $   16,566           $0           $1,137           $1,137
UBS High Yield Fund.........................   $    8,134           $0           $  196           $  196
UBS International Equity Fund...............   $    6,197           $0           $4,139           $4,139


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.


CLASS A--FISCAL YEAR ENDED JUNE 30, 2002


                                                                   SALES CHARGE REVENUE
                                                               -----------------------------
                                                                             AMOUNT RETAINED
                                                               PAID TO UBS    BY UBS GLOBAL
FUND                                                            GLOBAL AM          AM
----                                                           -----------   ---------------
UBS U.S. Bond Fund..........................................     $73,631         $11,327
UBS High Yield Fund.........................................     $39,926         $ 5,420
UBS U.S. Allocation Fund*...................................     $12,932         $ 1,434
UBS U.S. Equity Fund........................................     $17,321         $ 2,067
UBS U.S. Value Equity Fund..................................     $10,671         $ 1,632
UBS U.S. Large Cap Growth Fund..............................     $ 1,279         $   121
UBS U.S. Small Cap Growth Fund..............................     $ 5,878         $   531
UBS Global Allocation Fund..................................     $17,280         $ 2,940
UBS Global Bond Fund........................................     $ 2,061         $   274
UBS Global Equity Fund......................................     $11,483         $ 1,114
UBS International Equity Fund...............................     $51,215         $ 9,024


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.

CLASS B--FISCAL YEAR ENDED JUNE 30, 2002


                                                                       CDSC REVENUE
                                                               -----------------------------
                                                                 AMOUNT      AMOUNT RETAINED
                                                               PAID TO UBS    BY UBS GLOBAL
FUND                                                            GLOBAL AM          AM
----                                                           -----------   ---------------
UBS U.S. Bond Fund..........................................     $     0         $     0
UBS High Yield Fund.........................................     $     0         $     0
UBS U.S. Allocation Fund*...................................     $     0         $     0
UBS U.S. Equity Fund........................................     $     0         $     0
UBS U.S. Value Equity Fund..................................     $     0         $     0
UBS U.S. Large Cap Growth Fund..............................     $     0         $     0
UBS U.S. Small Cap Growth Fund..............................     $     0         $     0
UBS Global Allocation Fund..................................     $     0         $     0
UBS Global Bond Fund........................................     $32,671         $32,671
UBS Global Equity Fund......................................     $42,876         $42,876
UBS International Equity Fund...............................     $     0         $     0


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.


CLASS C--FISCAL YEAR ENDED JUNE 30, 2002


                                              SALES CHARGE REVENUE                  CDSC REVENUE
                                          -----------------------------   --------------------------------
                                                        AMOUNT RETAINED   AMOUNT PAID TO   AMOUNT RETAINED
                                          PAID TO UBS    BY UBS GLOBAL      UBS GLOBAL      BY UBS GLOBAL
FUND                                       GLOBAL AM          AM                AM               AM
----                                      -----------   ---------------   --------------   ---------------
UBS U.S. Bond Fund......................    $5,789             $0             $2,951            $2,951
UBS High Yield Fund.....................    $8,618             $0             $  344            $  344
UBS U.S. Allocation Fund*...............    $1,083             $0             $    0            $    0
UBS U.S. Equity Fund....................    $  551             $0             $    0            $    0
UBS U.S. Value Equity Fund..............    $1,517             $0             $    0            $    0
UBS U.S. Large Cap Growth Fund..........    $  303             $0             $    0            $    0
UBS U.S. Small Cap Growth Fund..........    $2,544             $0             $    0            $    0
UBS Global Allocation Fund..............    $5,122             $0             $    0            $    0
UBS Global Equity Fund..................    $2,673             $0             $  118            $  118
UBS International Equity Fund...........    $  547             $0             $    0            $    0


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.



TRANSFER AGENCY SERVICES



    PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the Trust's transfer and dividend disbursing agent. It is located at 760 Moore Road, King of Prussia, PA 19406.


INDEPENDENT AUDITORS

    Ernst & Young LLP, New York, New York, are the independent auditors of the Trust.

LEGAL COUNSEL


    Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania, is legal counsel to the Trust and the Non-Interested Trustees.

PERSONAL TRADING POLICIES

    The Trust, the Advisor, the Underwriter and the Sub-Advisor have each adopted a Code of Ethics under Rule 17j-1 of the Act. Each Code of Ethics establishes standards by which certain personnel covered by the rule may invest in securities that may be purchased or held by the Funds but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.


PROXY VOTING POLICIES



    The Board of Trustees believes that the voting of proxies on securities held by each Fund is an important element of the overall investment process. As such, the Board has delegated the responsibility to vote such proxies to UBS Global AM (Americas).



    The proxy voting policy of UBS Global AM (Americas) is based on its belief that voting rights have economic value and must be treated accordingly. Generally, UBS Global AM (Americas) expects the boards of directors of companies issuing securities held by its clients to act as stewards of the financial assets of the company, to exercise good judgment and practice diligent oversight with the management of the company. While there is no absolute set of rules that determine appropriate corporate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. UBS Global AM (Americas) may delegate to an independent proxy voting and research service the authority to exercise the voting rights associated with certain client holdings. Any such delegation shall be made with the direction that the votes be exercised in accordance with UBS Global AM (Americas)'s proxy voting policy.



    When UBS Global AM (Americas)'s view of a company's management is favorable, UBS Global AM (Americas) generally supports current management initiatives. When UBS Global AM (Americas)'s view is that changes to the management structure would probably increase shareholder value, UBS Global AM (Americas) may not support existing management proposals. In general, UBS Global AM (Americas):
(1) opposes proposals which act to entrench management; (2) believes that boards should be independent of company management and composed of persons with requisite skills, knowledge and experience; (3) opposes structures which impose financial constraints on changes in control; (4) believes remuneration should be commensurate with responsibilities and performance; and (5) believes that appropriate steps should be taken to ensure the independence of auditors.



    UBS Global AM (Americas) has implemented procedures designed to identify whether it has a conflict of interest in voting a particular proxy proposal, which may arise as a result of its or its affiliates' client relationships, marketing efforts or banking, investment banking and broker/dealer activities. To address such conflicts, UBS Global AM (Americas) has imposed information barriers between it and its affiliates who conduct banking, investment banking and broker/dealer activities and has implemented procedures to prevent business, sales and marketing issues from influencing its proxy votes. Whenever UBS Global AM (Americas) is aware of a conflict with respect to a particular proxy, its appropriate local corporate governance committee is required to review and agree to the manner in which such proxy is voted.


BANK LINE OF CREDIT


    From September 10, 2001 to September 9, 2003, each Fund participated with other funds managed, advised or sub-advised by the Advisor or its affiliates in a $300 million committed credit facility (the "Facility") with UBS AG, Stamford Branch, utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the facility arrangement, each Fund agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest was charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. Set forth in the table below are the average borrowings, number of days outstanding of loans for the Funds that utilized the Facility, and the interest amounts paid for the fiscal period ended June 30, 2003. Also set forth below are the committment fees paid by the Funds to UBS AG, Stanford Branch for the fiscal period ended
June 30, 2003:



                                                               AVERAGE     NUMBER OF DAYS   INTEREST
FUND                                                          BORROWINGS    OUTSTANDING       PAID
----                                                          ----------   --------------   --------
UBS Global Bond Fund........................................  $7,000,000          6          $1,902
UBS U.S. Equity Fund........................................   4,300,000          5             995
UBS Global Allocation Fund..................................   3,400,000          2             403



                                                              COMMITMENT
FUND                                                          FEES PAID
----                                                          ----------
UBS Global Allocation Fund..................................    $2,480
UBS Global Equity Fund......................................    $  813
UBS Global Bond Fund........................................    $  497
UBS International Equity....................................    $1,249
UBS U.S. Allocation Fund....................................    $  337
UBS U.S. Equity Fund........................................    $1,328
UBS U.S. Bond Fund..........................................    $1,179
UBS High Yield Fund.........................................    $2,219
UBS U.S. Large Cap Growth Fund..............................    $   55
UBS U.S. Small Cap Growth Fund..............................    $  536
UBS U.S. Value Equity Fund..................................    $   91



    Effective September 10, 2003, each Fund participates with two funds managed by UBS Global AM in a $50 million committed credit facility with JPMorgan Chase Bank, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares at the request of shareholders and other temporary or emergency purposes. Under the credit facility arrangement, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds participating in the credit facility. Interest is charged to each Fund at rates based on prevailing market rates at the time of borrowings.



                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS


    The Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' portfolio business and the negotiation of commissions, if any, paid on such transactions. Subject to the direction of the Advisor, the Sub-Advisor is responsible for decisions to buy and sell securities and for the placement of portfolio business and the negotiation of commissions, if any, paid on such transactions, for the portion of each Fund's assets that the Sub-Advisor manages. Portfolio transactions placed by the Sub-Advisor may be effected through the Advisor's or the Sub-Advisor's trading desk. Fixed income securities in which the Funds invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the bid/ask spread quoted on securities includes an implicit profit to the dealers. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon. The Advisor and the Sub-Advisor are responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. Under its advisory agreements with the Funds, the Advisor is authorized to utilize the trading desk of its foreign affiliates to execute foreign securities transactions, but monitors the selection by such affiliates of brokers and dealers used to execute transactions for the Funds.

    The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. However, subject to policies established by the Board of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Advisor or the Sub-Advisor determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Funds, as to which the Advisor or the Sub-Advisor exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor and the Sub-Advisor consider the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. The Advisor and the Sub-Advisor may also consider the sale of shares of the Funds and other funds that they advise as a factor in the selection of brokers or dealers to effect transactions for the Funds, subject to the Advisor's and the Sub-Advisor's duties to seek best execution. When more than one firm is believed to meet these criteria, preference may be given to brokers who provide research or statistical material or other services to the Funds, to the Advisor or to the Sub-Advisor. Such services include advice, both directly and in writing, as to the value of the securities; the advisability of investing in, purchasing or selling securities; and the availability of securities, or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. This allows the Advisor and the Sub-Advisor to supplement their own investment research activities and obtain the views and information of others prior to making investment decisions. The Advisor and the Sub-Advisor are of the opinion that, because this material must be analyzed and reviewed by their staff, the receipt and use of such material does not tend to reduce expenses but may benefit the Funds by supplementing the Advisor's and the Sub-Advisor's research.

    The Advisor and the Sub-Advisor effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by dealers through whom the Funds effect their securities transactions may be used by the Advisor or the Sub-Advisor in servicing all of their accounts; not all such services may be used in connection with the Funds. In the opinion of the Advisor and the Sub-Advisor, it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds). The Advisor and the Sub-Advisor will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and another. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Advisor and the Sub-Advisor, however, the results of such procedures will, on the whole, be in the best interest of each of the clients.

    When buying or selling securities, the Funds may pay commissions to brokers who are affiliated with the Advisor, the Sub-Advisor or the Funds. The Funds may purchase securities in certain underwritten offerings for which an affiliate of the Funds, the Advisor or the Sub-Advisor may act as an underwriter. The Funds may effect futures transactions through, and pay commissions to, futures commission merchants who are affiliated with the Advisor, the Sub-Advisor or the Funds in accordance with procedures adopted by the Board.

    The Funds incurred brokerage commissions as follows:


                                                           FISCAL YEAR         FISCAL YEAR         FISCAL YEAR
                                                              ENDED               ENDED               ENDED
FUND*                                                     JUNE 30, 2001       JUNE 30, 2002       JUNE 30, 2003
-----                                                     -------------       -------------       -------------
UBS Global Allocation Fund.........................          $257,850            $204,592            $371,998
UBS Global Equity Fund(2)..........................          $133,005            $159,779            $613,536
UBS Global Bond Fund...............................          $      0            $      0            $      0
UBS U.S. Allocation Fund...........................          $ 19,501            $ 34,240            $ 24,867
UBS U.S. Equity Fund(1)............................          $273,507            $215,221            $104,679
UBS U.S. Value Equity Fund.........................          $    N/A            $  4,960            $  9,790
UBS U.S. Large Cap Growth Fund.....................          $ 11,376            $ 11,390            $  8,612
UBS U.S. Small Cap Growth Fund.....................          $162,164            $ 63,449            $ 94,635
UBS U.S. Bond Fund.................................          $      0            $      0            $      0
UBS High Yield Fund................................          $      0            $      0            $ 11,316
UBS International Equity Fund......................          $712,539            $290,289            $560,437


--------------------------
* The UBS U.S. Value Equity Fund commenced operations on June 29, 2001. The UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund had not commenced operations as of the time periods indicated.

(1) The decline in brokerage commissions paid was due to market conditions and a decline in assets.


(2) The increase in brokerage commissions paid was due to an increase in assets.



    For the fiscal year ended June 30, 2001, the UBS Global Allocation Fund, UBS Global Equity Fund, UBS U.S. Allocation Fund, UBS U.S. Equity Fund, and UBS U.S. Large Cap Growth Fund paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:



                                                                    AGGREGATE
                                                                 DOLLAR AMOUNT OF
                                                                 COMMISSIONS PAID
FUND                                                          TO UBS SECURITIES, LLC
----                                                          ----------------------
UBS Global Allocation Fund..................................         $ 58,857
UBS Global Equity Fund......................................         $  3,838
UBS U.S. Allocation Fund....................................         $  3,449
UBS U.S. Equity Fund........................................         $107,381
UBS U.S. Large Cap Growth Fund..............................         $  2,356



    For the fiscal year ended June 30, 2002, the UBS Global Allocation Fund, UBS Global Equity Fund, UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Large Cap Growth Fund and UBS U.S. Value Equity Fund paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:



                                                                    AGGREGATE
                                                                 DOLLAR AMOUNT OF
                                                                 COMMISSIONS PAID
FUND                                                          TO UBS SECURITIES, LLC
----                                                          ----------------------
UBS Global Allocation Fund..................................          $17,191
UBS Global Equity Fund......................................          $ 7,935
UBS U.S. Allocation Fund....................................          $ 3,050
UBS U.S. Equity Fund........................................          $50,669
UBS U.S. Large Cap Growth Fund..............................          $   725
UBS U.S. Value Equity Fund..................................          $   115



    For the fiscal year ended June 30, 2003, the UBS Global Allocation Fund, UBS Global Equity Fund, UBS U.S. Allocation Fund, UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund and UBS U.S. Small Cap Growth Fund paid brokerage commissions to UBS Securities, LLC, an affiliate of the Advisor and Underwriter, as follows:



                                             AGGREGATE                                       % OF AGGREGATE
                                          DOLLAR AMOUNT OF          % OF AGGREGATE           DOLLAR AMOUNT
                                          COMMISSIONS PAID         COMMISSIONS PAID               PAID
FUND                                   TO UBS SECURITIES, LLC   TO UBS SECURITIES, LLC   TO UBS SECURITIES, LLC
----                                   ----------------------   ----------------------   ----------------------
UBS Global Allocation Fund...........         $ 37,064                    9.96%                   0.13%
UBS Global Equity Fund...............         $187,694                   30.59%                   0.09%
UBS U.S. Allocation Fund.............         $  5,541                   22.28%                   0.13%
UBS U.S. Equity Fund.................         $ 27,230                   26.01%                   0.15%
UBS U.S. Value Equity Fund...........         $    920                    9.39%                   0.10%
UBS U.S. Large Cap Growth Fund.......         $    684                    7.94%                   0.19%
UBS U.S. Small Cap Growth Fund.......         $  6,631                    7.01%                   0.11%



    For the fiscal year ended June 30, 2003, the Trust, the Advisor and the Sub-Advisor had no agreements or understandings with a broker, or otherwise through an internal allocation procedure, to cause the Funds' brokerage transactions to be directed to a broker because of research services provided.


PORTFOLIO TURNOVER

    The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Code and the Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving that Fund's investment objective.

    The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by that Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.


    Under normal circumstances, the portfolio turnover rate for the UBS U.S. Equity Fund, UBS U.S. Value Equity Fund, UBS U.S. Large Cap Growth Fund and UBS International Equity Fund is not expected to exceed 100%. The portfolio turnover rates for the UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Bond Fund, UBS U.S. Small Cap Equity Fund, UBS U.S. Real Estate Equity Fund, UBS High Yield Fund, UBS Emerging Markets Debt Fund and UBS Emerging Markets Equity Fund may exceed 100%, and in some years, 200%. The portfolio turnover rate for the UBS U.S. Small Cap Growth Fund may exceed 150%, and for the UBS U.S. Allocation Fund and UBS U.S. Bond Fund, the portfolio turnover rate may exceed 100% and in some years, 300%. High portfolio turnover rates (over 100%) may involve correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds and ultimately by the Funds' shareholders. In addition, high portfolio turnover may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

    The portfolio turnover rate of each Fund for the fiscal years ended June 30, 2002 and 2003 was as follows:



                                                               FISCAL YEAR      FISCAL YEAR
                                                                  ENDED            ENDED
FUND                                                          JUNE 30, 2002    JUNE 30, 2003
----                                                          --------------   --------------
UBS Global Allocation Fund..................................       116%              66%
UBS Global Equity Fund......................................       117%             206%
UBS Global Bond Fund........................................       157%             145%
UBS U.S. Allocation Fund*...................................       147%              96%
UBS U.S. Equity Fund........................................        60%              33%
UBS U.S. Value Equity Fund..................................        39%              59%
UBS U.S. Large Cap Growth Fund..............................        93%              86%
UBS U.S. Small Cap Growth Fund..............................        71%              69%
UBS U.S. Bond Fund..........................................       452%             180%
UBS High Yield Fund.........................................       120%              71%
UBS International Equity Fund...............................        82%             120%


--------------------------

* Effective October 28, 2003, the UBS U.S. Balanced Fund changed its name to the UBS U.S. Allocation Fund.


                         SHARES OF BENEFICIAL INTEREST

    The Trust currently offers four classes of shares for each Fund: the UBS Fund--Class A (the Class A shares), UBS Fund--Class B (the Class B shares), UBS Fund--Class C (the Class C shares) and UBS Fund--Class Y (the Class Y shares). Class B shares include Sub-Class B-1 shares, Sub-Class B-2 shares,
Sub-Class B-3 shares, and Sub-Class B-4 shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a $0.001 par value per share. Each share of beneficial interest represents an equal proportionate interest in the assets and liabilities of the applicable Fund and has identical voting, dividend, redemption, liquidation, and other rights and preferences as the other class of that Fund, except that only the Class A shares may vote on any matter affecting the Class A Plan. Similarly, only Class B shares and Class C shares may vote on matters that affect only the Class B Plan and Class C Plan. No class may vote on matters that affect only another class. Under Delaware law, the Trust does not normally hold annual meetings of shareholders. Shareholders' meetings may be held from time to time to consider certain matters, including changes to a Fund's fundamental investment objective and fundamental investment policies, changes to the Trust's investment advisory agreements and the election of Trustees when required by the Act. When matters are submitted to shareholders for a vote, shareholders are entitled to one vote per share with proportionate voting for fractional shares. The shares of the Funds do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have authority, from time to time, to divide or combine the shares of the Funds into a greater or lesser number of shares so affected. In the case of a liquidation of a Fund, each shareholder of the Fund will be entitled to share, based upon the shareholder's percentage share ownership, in the distribution out of assets, net of liabilities, of the Fund. No shareholder is liable for further calls or assessment by a Fund.

    On any matters affecting only one Fund or class, only the shareholders of that Fund or class are entitled to vote. On matters relating to the Trust but affecting the Funds differently, separate votes by the affected Funds or classes are required. With respect to the submission to shareholder vote of a matter requiring separate voting by a Fund or class, the matter shall have been effectively acted upon with respect to any Fund or class if a majority of the outstanding voting securities of that Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other Fund or class; and
(2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.


    The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The SEC, however, requires the Trustees to promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the respective Funds. In addition, subject to certain conditions, shareholders of each Fund may apply to the Fund to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.


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      REDUCED SALES CHARGES, ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION
                         INFORMATION AND OTHER SERVICES


SALES CHARGE REDUCTIONS AND WAIVERS

    WAIVERS OF SALES CHARGES--CLASS A SHARES. The following additional sales charge waivers are available for Class A shares if you:

    - Acquire shares in connection with a reorganization pursuant to which the fund acquires substantially all of the assets and liabilities of another fund in exchange solely for shares of the acquiring fund;

    - Acquire shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that meet certain other conditions described in its prospectus; or

    - Acquire shares in connection with shares purchased by UBS Global AM or any affiliate on behalf of a discretionary advisory client.

    REINSTATEMENT PRIVILEGE--CLASS A SHARES. Shareholders who have redeemed Class A shares may reinstate their account without a sales charge by notifying the transfer agent of such desire and forwarding a check for the amount to be purchased within 365 days after the date of redemption. The reinstatement will be made at the net asset value per share next computed after the notice of reinstatement and check are received. The amount of a purchase under this reinstatement privilege cannot exceed the amount of the redemption proceeds. Gain on a redemption will be taxable regardless of whether the reinstatement privilege is exercised, although a loss arising out of a redemption will not be deductible to the extent the reinstatement privilege is exercised within 30 days after redemption, in which event an adjustment will be made to the shareholder's tax basis for shares acquired pursuant to the reinstatement privilege. Gain or loss on a redemption also will be readjusted for federal income tax purposes by the amount of any sales charge paid on Class A shares, under the circumstances and to the extent described in "Taxes--Special Rule for Class A Shareholders," below.


    PURCHASES OF CLASS A SHARES THROUGH THE UBS FINANCIAL SERVICES INC. INSIGHTONE-SM- PROGRAM. Investors who purchase shares through the UBS Financial Services Inc. InsightOne-SM- Program are eligible to purchase Class A shares of the funds for which the Underwriter serves as investment advisor or investment manager without a sales load, and may exchange those shares for Class A shares of the Funds. The UBS Financial Services Inc. InsightOne-SM- Program offers a nondiscretionary brokerage account to UBS Financial Services Inc. clients for an asset-based fee at an annual rate of up to 1.50% of the assets in the account. Account holders may purchase or sell certain investment products without paying commissions or other markups/markdowns.


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    PAYMENTS BY UBS GLOBAL AM--CLASS B SHARES.  For purchases of Class B shares in amounts of less than $100,000, your broker is paid an up-front commission equal to 4% of the amount sold. For purchases of Class B shares in amounts of $100,000 up to $249,999, your broker is paid an up-front commission of 3.25%, and in amounts of $250,000 to $499,999, your broker is paid an up-front commission equal to 2.5% of the amount sold. For purchases of Class B shares in amounts of $500,000 to $999,999, your broker is paid an up-front commission equal to 1.75% of the amount sold.

    PAYMENTS BY UBS GLOBAL AM--CLASS Y SHARES. Class Y shares are sold without sales charges and do not pay ongoing 12b-1 distribution or service fees. As distributor of the Class Y shares, the Underwriter may, from time to time, make payments out of its own resources to dealers who sell Class Y shares of the Family Funds to shareholders who buy $10 million or more at any one time.


    PURCHASES OF SHARES THROUGH THE PACE-SM- MULTI ADVISOR PROGRAM. An investor who participates in the PACE-SM- Multi Advisor Program is eligible to purchase Class A shares. The PACE-SM- Multi Advisor Program is an advisory program sponsored by UBS Financial Services Inc. that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE-SM- Multi Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of UBS Financial Services Inc. and its affiliates are entitled to a waiver of this fee. Please contact your UBS Financial Services Inc. Financial Advisor or UBS Financial Services Inc. correspondent firms for more information concerning mutual funds that are available through the PACE-SM-Multi Advisor Program. Shareholders who owned Class Y shares of a Fund through the PACE Multi-Advisor Program as of November 15, 2001, will be eligible to continue to purchase Class Y shares of that Fund through the program.



ADDITIONAL INFORMATION REGARDING PURCHASES THROUGH LETTER OF INTENT



    To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's investment professional of its portion of the sales charge adjustment. Once received from the investment professional, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Letter of Intent. No sales charge adjustment will be made unless and until the investor's investment professional returns any excess commissions previously received.



    To the extent that an investor purchases less than the dollar amount indicated on the Letter of Intent within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares first from amounts held in escrow, and then from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's investment professional and UBS Global Asset Management, as applicable, in accordance with the prospectus.



    Letters of Intent are not available for certain employee benefit plans.



    ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, eligible shares of a Fund may be exchanged for shares of the corresponding class of other Funds and most other Family Funds. Class Y shares are not eligible for exchange.


    Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange offer, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or a Fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with the Fund's investment objective, policies and restrictions.

    The Trust will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Advisor or the Board, result in the necessity of a Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the

                                       73
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Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Trust may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. With respect to such redemptions in kind, the Trust has made an election pursuant to Rule 18f-1 under the Act. This will require the Trust to redeem in cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000), during any 90-day period for any one shareholder. Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. In-kind payments to non-affiliated shareholders need not constitute a cross-section of a Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment and where a Fund computes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes on the securities used to compute the redemption, but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed. Pursuant to redemption in-kind procedures adopted by the Board on behalf of the Funds, the Trust is permitted to pay redemptions in-kind to shareholders that are affiliated persons of the Funds by nature of a greater than 5% ownership interest in the Funds.

    A Fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's portfolio at the time.

    FINANCIAL INSTITUTIONS. The Funds may authorize financial institutions, or their agents, to accept on the Funds' behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The Funds will be deemed to have received these purchase and redemption orders when such financial institution or its agent accepts them. Like all customer orders, these orders will be priced based on a Fund's net asset value next computed after receipt of the order by the financial institutions or their agents. Financial institutions may include retirement plan service providers who aggregate purchase and redemption instructions received from numerous retirement plans or plan participants.


    SALES BY AFFILIATES. UBS Global AM pays its affiliate, UBS Financial Services Inc., a fee equal to 0.15% of the value at the time of sale of all shares of the Funds sold through UBS Financial Services Inc. UBS Global AM also pays UBS Financial Services Inc. a monthly retention fee at the annual rate of 0.05% of the value of shares of the Funds, net of the annualized value of shares sold during the period, including shares purchased through the reinvestment of dividends, and that are held in UBS Financial Services Inc. client accounts.


    AUTOMATIC INVESTMENT PLAN--CLASS A, CLASS B AND CLASS C SHARES. The Underwriter or your investment professional offers an automatic investment plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semi-annual or annual basis from the investor's bank account to invest directly in the Fund's Class A, Class B or Class C shares. In addition to providing a convenient and disciplined manner of investing, participation in the automatic investment plan enables an investor to use the technique of "dollar cost averaging." When a shareholder invests the same dollar amount each month under the plan, the shareholder will purchase more shares when the Fund's net asset value per share is low and fewer shares when the net asset value per share is high. Using this technique, a shareholder's average purchase price per share over any given period will be lower than if the shareholder purchased a fixed number of shares on a monthly basis during the period. Of course, investing through the automatic investment plan does not assure a profit or protect against loss in declining markets. Additionally, because the automatic investment plan involves continuous investing regardless of price levels, an investor should consider his or her financial ability to continue purchases through periods of both low and high price levels. An investor should also consider whether a large, single investment would qualify for sales load reductions.

                                       74
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AUTOMATIC CASH WITHDRAWAL PLAN--CLASS A, CLASS B, AND CLASS C

    The Automatic Cash Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

    - Class A and Class C shares. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

    - Class B shares. Minimum value of Fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

    Withdrawals under the Automatic Cash Withdrawal Plan will not be subject to a contingent deferred sales charge if the investor withdraws no more than 12% of the value of the Fund account when the shareholder signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in the plan.


    An investor's participation in the Automatic Cash Withdrawal Plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the Fund account at the time the shareholder elects to participate in the Automatic Cash Withdrawal Plan), less aggregate redemptions made other than pursuant to the Automatic Cash Withdrawal Plan, is less than the minimum values specified above. Purchases of additional shares of a Fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities and, for Class A shares, initial sales charges. On or about the 20th of a month for monthly, quarterly and semi-annual plans, your investment professional will arrange for redemption by a Fund of sufficient Fund shares to provide the withdrawal payments specified by participants in the Automatic Cash Withdrawal Plan. The payments generally are mailed approximately five Business Days (defined under "Net Asset Value") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends and other distributions, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the Automatic Cash Withdrawal Plan at any time without charge or penalty by written instructions with signatures guaranteed to your investment professional or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an Automatic Cash Withdrawal Plan from their investment professionals or PFPC at 1-800-647-1568.


INDIVIDUAL RETIREMENT ACCOUNTS

    Self-directed IRAs are available in which purchases of shares of Family Funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

TRANSFER OF ACCOUNTS

    If investors holding Class A, Class B, Class C or Class Y shares of a Fund in a brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with the Underwriter relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

TRANSFER OF SECURITIES

    At the discretion of the Trust, investors may be permitted to purchase Fund shares by transferring securities to a Fund that meet the Fund's investment objective and policies. Securities transferred to a Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value at the time of the next determination of net asset value after such acceptance. Shares issued by a Fund in exchange for securities will be issued at net asset value per share of the Fund determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such

                                       75
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securities will be required to recognize a gain or loss on such transfer and pay tax thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' basis therein. Securities will not be accepted in exchange for shares of a Fund unless: (1) such securities are, at the time of the exchange, eligible to be included in the Fund's portfolio and current market quotations are readily available for such securities; (2) the investor represents and warrants that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) the value of any such security (except U.S. government securities) being exchanged, together with other securities of the same issuer owned by the Fund, will not exceed 5% of the Fund's net assets immediately after the transaction.

                          CONVERSION OF CLASS B SHARES

    Class B shares of a Fund will automatically convert to Class A shares of that Fund, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Net Asset Value") of the month in which the sixth, fourth, third, or second anniversary (depending on the amount of shares purchased) of the initial issuance of those Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean (1) the date on which the Class B shares were issued or
(2) for Class B shares obtained through the exchange, or a series of exchanges the date on which the original Class B shares were issued. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

                                NET ASSET VALUE

    Each Fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day when the NYSE is open. Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is open for trading every day (each such day a "Business Day") except Saturdays, Sundays, and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


    Securities that are listed on exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor as the primary market. Securities traded in the over-the-counter market and listed on the Nasdaq Stock Market ("Nasdaq") normally are valued at the Nasdaq Official Closing Price ("NOCP"); other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments that mature in 60 days or less, which are valued as described further below). Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of the Advisor, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the Board. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, including many lower rated bonds, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the Board determines that this does not represent fair value.


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                                    TAXATION


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES



DISTRIBUTIONS



    DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which income dividends may be paid to you. If you are a taxable investor, any income dividends a Fund pays are taxable to you as ordinary income, EXCEPT THAT, a portion of the income dividends designated by certain Funds will be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates.



    CAPITAL GAIN DISTRIBUTIONS. A Fund may realize capital gains and losses on the sale or other disposition of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in the Fund. Any net capital gains realized by a Fund generally are distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on a Fund.



INVESTMENTS IN FOREIGN SECURITIES



    PASS-THROUGH OF FOREIGN TAX CREDITS. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's income dividends paid to you. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). A Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.



    EFFECT OF FOREIGN DEBT INVESTMENTS AND HEDGING ON DISTRIBUTIONS. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains, when distributed, are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.



    PFIC SECURITIES. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund may mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. These dividends will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.



    INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

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    ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY.  Each Fund has
elected and qualified, or intends to elect and qualify, to be treated as a regulated investment company under Subchapter M of the Code. Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally will pay no federal income tax on the income and gains it distributes to you. The Board reserves the right not to elect or maintain regulated investment company status for a Fund if the Board determines this course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.



    EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:



    - 98% of its taxable ordinary income earned during the calendar year;



    - 98% of its capital gain net income earned during the twelve month period ending October 31; and



    - 100% of any undistributed amounts of these categories of income or gain from the prior year.



    Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.



REDEMPTION OF SHARES



    REDEMPTIONS. Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Family Fund, the Internal Revenue Service requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.



    REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.



    SPECIAL RULE FOR CLASS A SHAREHOLDERS. A special tax rule applies when a shareholder sells or exchanges Class A shares of a Fund within 90 days of purchase and subsequently acquires Class A shares of the Fund or another Family Fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis in the Fund or Family Fund shares subsequently acquired.



    WASH SALES. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.



    U.S. GOVERNMENT SECURITIES. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.



    QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS. For individual shareholders, it is anticipated that a portion of the income dividends paid by certain Funds will be qualified dividend income eligible for taxation at long-term capital gain rates. This reduced rate of taxation generally is available for dividends paid by the Fund out of income earned on its investment in:



    - domestic corporations,



    - qualified foreign corporations, including:



       --  corporations incorporated in a possession of the U.S.,



       -- corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and



       --  corporations whose stock is traded on domestic securities exchange.



    Treatment of income dividends as qualified dividend income is only available with respect to income dividends designated by the Fund as qualifying for this treatment. If 95% or more of the Fund's income is from qualified sources, it will be allowed to designate 100% of the Fund's distributions as qualified dividend income.



    DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Funds will qualify for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay. The dividends-received deduction is available only with respect to dividends designated by a Fund as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in your calculation of alternative minimum taxable income.



    INVESTMENT IN COMPLEX SECURITIES. A Fund may invest in complex securities that could require it to adjust the amount, timing and/or tax character (ordinary or capital) of gains and losses it recognizes on these investments. This, in turn, could affect the amount, timing and/or tax character of income distributed to you. For example:



    DERIVATIVES. If a Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts, it could be required to mark-to-market these contracts and realize any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts. Under these rules, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, the Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income) and December 31 (for taxable ordinary income), and to realize and distribute any resulting income and gains.



    CONSTRUCTIVE SALES. A Fund's entry into a short sale transaction or an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position.



    TAX STRADDLES. A Fund's investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax "straddle" or to hold a "successor position" that would require any loss realized by it to be deferred for tax purposes. Under proposed regulations issued by the Internal Revenue Service, securities acquired as part of a "hedging transaction" may not be treated as a capital asset, and any gain or loss on the sale of these securities would be treated as ordinary income (rather than capital gain) or loss. These regulations, if ultimately adopted and deemed applicable to a Fund, could apply to any offsetting positions entered into by the Fund to reduce its risk of loss.



    SECURITIES PURCHASED AT DISCOUNT. A Fund may invest in securities issued or purchased at a discount, such as zero coupon, step-up or payment-in-kind (PIK) bonds, that could require it to accrue and distribute income not yet received. If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

                            PERFORMANCE CALCULATIONS

    From time to time, performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Funds' past performance and should not be considered as representative of future results. The current yield will be calculated by dividing the net investment income earned per share by a Fund during the period stated in the advertisement (based on the average daily number of shares entitled to receive dividends outstanding during the period) by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis. The Funds' total return may be calculated on an annualized and aggregate basis for various periods (which periods will be stated in the advertisement). Average annual return reflects the average percentage change per year in value of an investment in a Fund. Aggregate total return reflects the total percentage change over the stated period.

    To help investors better evaluate how an investment in the Funds might satisfy their investment objectives, advertisements regarding the Funds may discuss yield or total return as reported by various financial publications. Advertisements may also compare yield or total return to other investments, indices and averages. The following publications, benchmarks, indices and averages may be used: Lipper Mutual Fund Performance Analysis; Lipper Fixed Income Analysis; Lipper Mutual Fund Indices; Morgan Stanley Indices; Lehman Brothers Treasury Index; Salomon Smith Barney Indices; Dow Jones Composite Average or its component indices; Standard & Poor's 500 Stock Index or its component indices; Wilshire Indices; The New York Stock Exchange composite or component indices; CDA Mutual Fund Report; Weisenberger-Mutual Funds Panorama and Investment Companies; Mutual Fund Values and Mutual Fund Service Book, published by Morningstar, Inc.; comparable portfolios managed by the Advisor; and financial publications, such as Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Fortune, Money Magazine, The Wall Street Journal, Barron's, et al., which rate fund performance over various time periods.

    The principal value of an investment in the Funds will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Any fees charged by banks or other institutional investors directly to their customer accounts in connection with investments in shares of the Funds will not be included in the Funds' calculations of yield or total return.

    Performance information for the various classes of shares of each Fund will vary due to the effect of expense ratios on the performance calculations.

TOTAL RETURN

    Current yield and total return quotations used by the Funds (and classes of shares) are based on standardized methods of computing performance mandated by rules adopted by the SEC. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of all applicable charges and fees. According to the SEC formula:

       P(1+T)to the power of n   =   ERV
                     where:  P   =   a hypothetical initial payment of $1,000,
                             T   =   average annual total return,
                             n   =   number of years,
                           ERV   =   ending redeemable value of a hypothetical $1,000
                                     payment made at the beginning of the 1, 5 or 10
                                     year periods at the end of the 1, 5 or 10 year
                                     periods (or fractional portion thereof).

    Based on the foregoing calculations, the average annual total returns for the Class Y shares of the Funds for the one, five and ten year periods ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                            ONE              FIVE             TEN             SINCE
FUND                                                        YEAR            YEARS            YEARS          INCEPTION
----                                                   --------------   --------------   --------------   --------------
UBS U.S. Bond Fund
(performance inception August 31, 1995)                         9.42%            7.07%             N/A             7.40%

UBS High Yield Fund
(performance inception September 30, 1997)                     18.08%            3.36%             N/A             4.34%

UBS U.S. Allocation Fund
(performance inception December 30, 1994)                       5.70%            3.64%             N/A             8.52%

UBS U.S. Equity Fund
(performance inception February 22, 1994)                       1.69%           -0.20%             N/A            10.00%

UBS U.S. Value Equity Fund
(performance inception June 29, 2001)                           0.89%             N/A              N/A            -2.72%

UBS U.S. Large Cap Growth Fund
(performance inception October 14, 1997)                        0.31%           -5.35%             N/A            -2.70%

UBS U.S. Small Cap Growth Fund
(performance inception September 30, 1997)                      2.32%            5.93%             N/A             4.60%

UBS Global Allocation Fund
(performance inception August 31, 1992)                         5.50%            3.95%            7.50%            7.92%

UBS Global Equity Fund
(performance inception January 28, 1994)                       -1.93%           -0.36%             N/A             5.45%

UBS Global Bond Fund
(performance inception July 31, 1993)                          16.72%            6.06%             N/A             6.28%

UBS International Equity Fund
(performance inception August 31, 1993)                        -9.21%           -3.64%             N/A             2.39%

    The average annual total returns for the Class A shares of the Funds, inclusive of sales charges, for the one and five year periods ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                   ONE              FIVE              SINCE
FUND                                                              YEAR              YEARS           INCEPTION
----                                                         ---------------   ---------------   ---------------
UBS U.S. Bond Fund
(performance inception June 30, 1997)                                  4.21%             5.83%             6.57%

UBS High Yield Fund
(performance inception December 31, 1998)                             12.40%              N/A              1.99%

UBS U.S. Allocation Fund
(performance inception June 30, 1997)                                 -0.41%             2.15%             3.74%

UBS U.S. Equity Fund
(performance inception June 30, 1997)                                 -4.20%            -1.62%             1.85%

UBS U.S. Value Equity Fund
(performance inception December 7, 2001)                              -4.97%              N/A             -6.90%

UBS U.S. Large Cap Growth Fund
(performance inception December 31, 1998)                             -5.33%              N/A             -9.41%

UBS U.S. Small Cap Growth Fund
(performance inception December 31, 1998)                             -3.48%              N/A              7.29%

UBS Global Allocation Fund
(performance inception June 30, 1997)                                 -0.47%             2.57%             3.45%

UBS Global Equity Fund
(performance inception June 30, 1997)                                 -7.66%            -1.80%            -0.13%

UBS Global Bond Fund
(performance inception November 5, 2001)                              11.16%              N/A             11.20%

UBS International Equity Fund
(performance inception June 30, 1997)                                -14.23%            -4.92%            -3.40%

    Based on the foregoing calculations, the average annual total returns for the Class B shares of the Funds for the one year period ended June 30, 2003 and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              SINCE
FUND                                                               YEAR            INCEPTION
----                                                          ---------------   ---------------
UBS U.S. Bond Fund
(performance inception November 6, 2001)                                3.30%             3.05%

UBS High Yield Fund
(performance inception November 7, 2001)                               11.83%             5.84%

UBS U.S. Allocation Fund
(performance inception November 7, 2001)                               -0.33%            -0.31%

UBS U.S. Equity Fund
(performance inception November 5, 2001)                               -4.22%            -2.70%

UBS U.S. Value Equity Fund
(performance inception November 8, 2001)                               -5.11%            -4.40%

UBS U.S. Large Cap Growth Fund
(performance inception November 7, 2001)                               -5.60%           -14.25%

UBS U.S. Small Cap Growth Fund
(performance inception November 7, 2001)                               -3.56%            -1.63%

UBS Global Allocation Fund
(performance inception December 13, 2001)                              -0.40%             2.56%

UBS Global Equity Fund
(performance inception December 11, 2001)                              -7.64%            -7.00%

UBS Global Bond Fund
(performance inception November 26, 2001)                              10.61%            13.77%

UBS International Equity Fund
(performance inception February 12, 2002)                             -14.24%            -7.38%

    Based on the foregoing calculations, the average annual total returns for the Class C shares of the Funds for the one year period ended June 30, 2003 and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              SINCE
FUND                                                               YEAR            INCEPTION
----                                                          ---------------   ---------------
UBS U.S. Bond Fund
(performance inception November 8, 2001)                                7.90%             5.64%

UBS High Yield Fund
(performance inception November 7, 2001)                               16.54%             8.47%

UBS U.S. Allocation Fund
(performance inception November 6, 2001)                                3.70%             2.35%

UBS U.S. Equity Fund
(performance inception November 13, 2001)                              -0.29%            -2.19%

UBS U.S. Value Equity Fund
(performance inception December 12, 2001)                              -1.12%            -2.76%

UBS U.S. Large Cap Growth Fund
(performance inception November 19, 2001)                              -1.47%           -14.48%

UBS U.S. Small Cap Growth Fund
(performance inception November 19, 2001)                               0.44%            -0.46%

UBS Global Allocation Fund
(performance inception November 22, 2001)                               3.55%             5.51%

UBS Global Equity Fund
(performance inception November 27, 2001)                              -3.87%            -4.70%

UBS Global Bond Fund
(performance inception July 2, 2002)                                     N/A             15.18%

UBS International Equity Fund
(performance inception January 25, 2002)                              -11.14%            -4.82%


    TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS). As the following formula indicates, the average annual total return (after taxes on distributions) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all distributions by a Fund, less the taxes due on such distributions, are reinvested at net asset value during the period.

    According to the SEC formula:

       P(1+T)to the power of n   =   ATV(D)
                     where:  P   =   a hypothetical initial payment of $1,000
                             T   =   average annual total return (after taxes on
                                     distributions)
                             n   =   number of years
                        ATV(D)   =   ending value of a hypothetical $1,000 payment made
                                     at the beginning of the 1, 5 or 10 year periods at
                                     the end of the 1, 5 or 10 year periods (or
                                     fractional portion thereof), after taxes on fund
                                     distributions but not after taxes on redemption.

    The average annual total returns (after taxes on distributions) for the Class Y shares of the Funds for the one, five and ten year periods ended
June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                            ONE              FIVE             TEN             SINCE
FUND                                                       YEAR             YEARS             YEAR          INCEPTION
----                                                  ---------------   --------------   --------------   --------------
UBS U.S. Bond Fund
(performance inception August 31, 1995)                         7.60%            4.66%             N/A             5.00%

UBS High Yield Fund
(performance inception September 30, 1997)                     14.13%           -0.99%             N/A             0.12%

UBS U.S. Allocation Fund
(performance inception December 30, 1994)                       4.73%            1.21%             N/A             5.69%

UBS U.S. Equity Fund
(performance inception February 22, 1994)                       0.65%           -1.76%             N/A             8.33%

UBS U.S. Value Equity Fund
(performance inception June 29, 2001)                           0.34%             N/A              N/A            -2.98%

UBS U.S. Large Cap Growth Fund
(performance inception October 14, 1997)                        0.31%           -6.67%             N/A            -3.91%

UBS U.S. Small Cap Growth Fund
(performance inception September 30 1997)                       2.32%            4.25%             N/A             3.16%

UBS Global Allocation Fund
(performance inception August 31, 1992)                         3.74%            1.99%            5.16%            5.68%

UBS Global Equity Fund
(performance inception January 28, 1994)                       -3.14%           -2.01%             N/A             3.57%

UBS Global Bond Fund
(performance inception July 31, 1993)                          15.70%            5.21%             N/A             4.37%

UBS International Equity Fund
(performance inception August 31, 1993)                       -10.77%           -5.24%             N/A             0.79%


------------------------


    The average annual total returns inclusive of sales charges (after taxes on distributions) for the Class A shares of the Funds for the one and five year periods ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              FIVE             SINCE
FUND                                                               YEAR             YEARS           INCEPTION
----                                                          ---------------   --------------   ---------------
UBS U.S. Bond Fund
(performance inception June 30, 1997)                                   2.57%            3.53%             4.19%

UBS High Yield Fund
(performance inception December 31, 1998)                               8.72%             N/A             -2.36%

UBS U.S. Allocation Fund
(performance inception June 30, 1997)                                  -1.26%           -0.19%             1.07%

UBS U.S. Equity Fund
(performance inception June 30, 1997)                                  -4.98%           -3.08%             0.26%

UBS U.S. Value Equity Fund
(performance inception December 9, 2001)                               -5.43%             N/A             -7.18%

UBS U.S. Large Cap Growth Fund
(performance inception December 31, 1998)                              -5.33%             N/A            -10.62%

                                                                    ONE              FIVE             SINCE
FUND                                                               YEAR             YEARS           INCEPTION
----                                                          ---------------   --------------   ---------------
UBS U.S. Small Cap Growth Fund
(performance inception December 31, 1998)                              -3.47%             N/A              5.39%

UBS Global Allocation Fund
(performance inception June 30, 1997)                                  -2.11%            0.66%             1.29%

UBS Global Equity Fund
(performance inception June 30, 1997)                                  -8.71%           -3.29%            -1.81%

UBS Global Bond Fund
(performance inception November 5, 2001)                               10.20%             N/A             10.47%

UBS International Equity Fund
(performance inception June 30, 1997)                                 -15.62%           -6.44%            -5.07%


------------------------


    The cumulative total returns (after taxes on distributions) for the Class B shares of the Funds for the one year period ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              SINCE
FUND                                                               YEAR            INCEPTION
----                                                          ---------------   ---------------
UBS U.S. Bond Fund
(performance inception November 6, 2001)                                1.87%             1.40%

UBS High Yield Fund
(performance inception November 7, 2001)                                8.32%             1.99%

UBS U.S. Allocation Fund
(performance inception November 7, 2001)                               -1.11%            -1.51%

UBS U.S. Equity Fund
(performance inception November 5, 2001)                               -5.08%            -3.83%

UBS U.S. Value Equity Fund
(performance inception November 8, 2001)                               -5.50%            -4.64%

UBS U.S. Large Cap Growth Fund
(performance inception November 7, 2001)                               -5.60%           -14.32%

UBS U.S. Small Cap Growth Fund
(performance inception November 7, 2001)                               -3.56%            -2.26%

UBS Global Allocation Fund
(performance inception December 13, 2001)                              -2.07%            -0.15%

UBS Global Equity Fund
(performance inception December 11, 2001)                              -8.66%            -8.30%

UBS Global Bond Fund
(performance inception November 26, 2001)                               9.92%            13.18%

UBS International Equity Fund
(performance inception February 12, 2002)                             -15.66%            -8.48%

    The cumulative total returns (after taxes on distributions) for the Class C shares of the Funds for the one year period ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              SINCE
FUND                                                               YEAR            INCEPTION
----                                                          ---------------   ---------------
UBS U.S. Bond Fund
(performance inception November 6, 2001)                                5.27%             3.30%

UBS High Yield Fund
(performance inception November 7, 2001)                               11.86%             3.94%

UBS U.S. Allocation Fund
(performance inception November 6, 2001)                                1.89%             0.57%

UBS U.S. Equity Fund
(performance inception November 13, 2001)                              -2.21%            -3.92%

UBS U.S. Value Equity Fund
(performance inception December 12, 2001)                              -2.47%            -3.65%

UBS U.S. Large Cap Growth Fund
(performance inception November 19, 2001)                              -2.39%           -15.06%

UBS U.S. Small Cap Growth Fund
(performance inception November 19, 2001)                              -0.58%            -1.67%

UBS Global Allocation Fund
(performance inception November 22, 2001)                               0.81%             2.27%

UBS Global Equity Fund
(performance inception November 27, 2001)                              -5.88%            -6.58%

UBS Global Bond Fund
(performance inception July 2, 2001)                                     N/A               N/A

UBS International Equity Fund
(performance inception January 25, 2002)                              -13.38%            -6.53%


    AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND
REDEMPTION). As the following formula indicates, the average annual total return (after taxes on distributions and redemption) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes that all distributions by a Fund, less the taxes due on such distributions, are reinvested at net asset value during the period. The quotation assumes the account was completely redeemed at the end of each period and deduction of all applicable charges and fees. According to the SEC formula:

       P(1+T)to the power of n   =   ATV(DR)
                     where:  P   =   a hypothetical initial payment of $1,000
                             T   =   average annual total return (after taxes on
                                     distributions and redemption)
                             n   =   number of years
                       ATV(DR)   =   ending value of a hypothetical $1,000 payment made
                                     at the beginning of the 1, 5 or 10 year periods at
                                     the end of the 1, 5 or 10 year periods (or
                                     fractional portion thereof), after taxes on fund
                                     distributions and redemption.

    The average annual total returns (after taxes on distributions and redemption) for the Class Y shares of the Funds for the one, five and ten year periods ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                            ONE              FIVE             TEN             SINCE
FUND                                                       YEAR             YEARS            YEARS          INCEPTION
----                                                  ---------------   --------------   --------------   --------------
UBS U.S. Bond Fund
(performance inception August 31, 1995)                         5.98%            4.52%             N/A             4.82%

UBS High Yield Fund
(performance inception September 30, 1997)                     11.30%            0.12%             N/A             1.04%

UBS U.S. Allocation Fund
(performance inception December 30, 1994)                       3.57%            1.86%             N/A             5.81%

UBS U.S. Equity Fund
(performance inception February 22, 1994 )                      1.39%           -0.67%             N/A             8.10%

UBS U.S. Value Equity Fund
(performance inception June 29, 2001)                           0.50%             N/A              N/A            -2.47%

UBS U.S. Large Cap Growth Fund
(performance inception October 14, 1997)                        0.20%           -4.67%             N/A            -2.47%

UBS U.S. Small Cap Growth Fund
(performance inception September 30 1997)                       1.51%            4.23%             N/A             3.21%

UBS Global Allocation Fund
(performance inception August 31, 1992)                         3.30%            2.41%            5.18%            5.63%

UBS Global Equity Fund
(performance inception January 28, 1994)                       -1.43%           -0.96%             N/A             3.83%

UBS Global Bond Fund
(performance inception July 30, 1993)                          10.76%            4.67%             N/A             4.17%

UBS International Equity Fund
(performance inception August 31, 1993)                        -6.05%           -3.55%             N/A             1.39%

    The average annual total returns (after taxes on distributions and redemption) for the Class A shares of the Funds for the one and five year periods ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                    ONE              FIVE             SINCE
FUND                                                               YEAR             YEARS           INCEPTION
----                                                          ---------------   --------------   ---------------
UBS U.S. Bond Fund
(performance inception June 30, 1997)                                   2.61%            3.52%             4.11%
UBS High Yield Fund
(performance inception December 31, 1998)                               7.64%             N/A             -1.05%
UBS U.S. Allocation Fund
(performance inception June 30, 1997)                                  -0.39%            0.64%             1.80%
UBS U.S. Equity Fund
(performance inception June 30, 1997)                                  -2.42%           -1.81%             1.04%
UBS U.S. Value Equity Fund
(performance inception December 9, 2001)                               -3.30%             N/A             -6.02%
UBS U.S. Large Cap Growth Fund
(performance inception December 31, 1998)                              -3.47%             N/A             -7.95%
UBS U.S. Small Cap Growth Fund
(performance inception December 31, 1998)                              -2.26%             N/A              5.30%
UBS Global Allocation Fund
(performance inception June 30, 1997)                                  -0.57%            1.26%             1.84%
UBS Global Equity Fund
(performance inception June 30, 1997)                                  -5.13%           -2.05%            -0.74%
UBS Global Bond Fund
(performance inception November 5, 2001)                                7.15%             N/A              9.09%
UBS International Equity Fund
(performance inception June 30, 1997)                                  -9.30%           -4.56%            -3.40%

    The average annual total returns (after taxes on distributions and redemption) for the Class B shares of the Funds for the one year period ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                   ONE              SINCE
FUND                                                               YEAR           INCEPTION
----                                                          --------------   ---------------
UBS U.S. Bond Fund
(performance inception November 6, 2001)                               2.04%             1.57%
UBS High Yield Fund
(performance inception November 7, 2001)                               7.29%             2.56%
UBS U.S. Allocation Fund
(performance inception November 7, 2001)                              -0.32%            -1.01%
UBS U.S. Equity Fund
(performance inception November 5, 2001)                              -2.41%            -2.66%
UBS U.S. Value Equity Fund
(performance inception November 8, 2001)                              -3.38%            -3.88%
UBS U.S. Large Cap Growth Fund
(performance inception November 7, 2001)                              -3.64%           -12.03%
UBS U.S. Small Cap Growth Fund
(performance inception November 7, 2001)                              -2.32%            -1.62%
UBS Global Allocation Fund
(performance inception December 13, 2001)                             -0.52%             0.74%
UBS Global Equity Fund
(performance inception December 11, 2001)                             -5.11%            -6.59%
UBS Global Bond Fund
(performance inception November 26, 2001)                              6.83%            11.38%
UBS International Equity Fund
(performance inception February 12, 2002)                             -9.30%            -6.90%

    The average annual total returns (after taxes on distributions and redemption) for the Class C shares of the Funds for the one year period ended June 30, 2003, and for the period from inception through June 30, 2003, are as follows:



                                                                   ONE              SINCE
FUND                                                               YEAR           INCEPTION
----                                                          --------------   ---------------
UBS U.S. Bond Fund
(performance inception November 6, 2001)                               4.29%             3.19%

UBS High Yield Fund
(performance inception November 7, 2001)                               9.63%             4.23%

UBS U.S. Allocation Fund
(performance inception November 6, 2001)                               1.63%             0.75%

UBS U.S. Equity Fund
(performance inception November 13, 2001)                             -0.52%            -2.74%

UBS U.S. Value Equity Fund
(performance inception December 12, 2001)                             -1.40%            -3.04%

UBS U.S. Large Cap Growth Fund
(performance inception November 19, 2001)                             -1.55%           -12.66%

UBS U.S. Small Cap Growth Fund
(performance inception November 19, 2001)                             -0.38%            -1.12%

UBS Global Allocation Fund
(performance inception November 22, 2001)                              1.35%             2.76%

UBS Global Equity Fund
(performance inception November 27, 2001)                             -3.26%            -5.15%

UBS Global Bond Fund
(performance inception July 2, 2002)                                    N/A               N/A

UBS International Equity Fund
(performance inception January 25, 2002)                              -7.85%            -5.26%


YIELD


    As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base periods. According to the SEC formula:


                     a-b
      YIELD = 2 [ ( ----  +1 ) to the power of 6 -1 ]
                     cd

     where:    a    =   dividends and interest earned during the
                        period
               b    =   expenses accrued for the period (net of
                        reimbursements)
               c    =   the average daily number of shares outstanding
                        during the period that were entitled to
                        receive dividends
               d    =   the maximum offering price per share on the
                        last day of the period

    The yield of a Fund may be calculated by dividing the net investment income per share earned by the particular Fund during a 30-day (or one month) period by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis. A Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements.

            FINANCIAL STATEMENTS AND REPORTS OF INDEPENDENT AUDITORS


    The Funds' financial statements for the fiscal year ended June 30, 2003 and the reports thereon of August 13, 2003, which are contained in the Funds' Annual Reports dated June 30, 2003 (as filed with the SEC on September 5, 2003, pursuant to Section 30(b) of the Act and Rule 30b2-1 thereunder (Accession Number 0001047469-03-029982)) are incorporated herein by reference.

                                   APPENDIX A
                             CORPORATE DEBT RATINGS

MOODY'S INVESTORS SERVICE, INC. DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS
  FOLLOWS:

    Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa. Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    NOTE: Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

STANDARD & POOR'S RATINGS GROUP DESCRIBES CLASSIFICATIONS OF CORPORATE BONDS AS
  FOLLOWS:

    AAA. This is the highest rating assigned by Standard & Poor's Ratings Group to a debt obligation and indicates an extremely strong capacity to pay principal and interest. AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and in the majority of instances they differ from the AAA issues only in small degree. A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB. Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. BB. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lend to inadequate capacity to meet timely interest and principal payments. B. Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal. CCC. Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. CC. The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating. C. The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating. D. Debt rated D is in default, or is expected to default upon maturity or payment date.

    CI. The rating CI is reserved for income bonds on which no interest is being paid.

    Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B
                                SECONDARY RISKS

    The chart below illustrates secondary risks of investing in the Funds.

                                                                       FOREIGN
                                      COUNTER-                        COUNTRY &
                                       PARTY     CREDIT   DERIVATIVE  CURRENCY
                                      --------  --------  ----------  ---------
UBS Global Allocation Fund..........     *         *          *
UBS Global Equity Fund..............     *                    *
UBS Global Bond Fund................     *         *          *
UBS U.S. Allocation Fund............     *         *          *
UBS U.S. Equity Fund................     *                    *
UBS U.S Value Equity Fund...........     *                    *
UBS U.S. Large Cap Equity Fund......     *                    *
UBS U.S. Large Cap Growth Fund......     *                    *           *
UBS U.S. Small Cap Equity Fund......     *                    *           *
UBS U.S. Small Cap Growth Fund......     *                    *           *
UBS U.S. Real Estate Equity Fund....     *                    *
UBS U.S. Bond Fund..................     *         *          *
UBS High Yield Fund.................     *                    *           *
UBS International Equity Fund.......     *                    *
UBS Emerging Markets Debt Fund......     *         *
UBS Emerging Markets Equity Fund....     *         *


                                       GEOGRAPHIC      HIGH    NON-PUBLIC    PRE-
                                      CONCENTRATION   YIELD    SECURITIES  PAYMENT
                                      -------------  --------  ----------  --------
UBS Global Allocation Fund..........                    *          *          *
UBS Global Equity Fund..............                               *
UBS Global Bond Fund................
UBS U.S. Allocation Fund............       *            *
UBS U.S. Equity Fund................       *
UBS U.S Value Equity Fund...........       *
UBS U.S. Large Cap Equity Fund......       *
UBS U.S. Large Cap Growth Fund......       *
UBS U.S. Small Cap Equity Fund......       *
UBS U.S. Small Cap Growth Fund......       *
UBS U.S. Real Estate Equity Fund....       *                       *
UBS U.S. Bond Fund..................       *
UBS High Yield Fund.................       *                                  *
UBS International Equity Fund.......
UBS Emerging Markets Debt Fund......                    *          *
UBS Emerging Markets Equity Fund....                    *          *


DEFINITIONS OF RISKS

    COUNTERPARTY RISK The risk that when a Fund engages in repurchase, reverse repurchase, derivative, when-issued, forward commitment, delayed settlement, securities lending and swap transactions with another party, it relies on the other party to consummate the transaction and is subject to the risk of default by the other party. Failure of the other party to complete the transaction may cause the Fund to incur a loss or to miss an opportunity to obtain a price believed to be advantageous.


    CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise be unable to honor a financial obligation. Debt securities rated below investment grade are especially susceptible to this risk.


    DERIVATIVE RISK The risk that downward price changes in a security may result in a loss greater than a Fund's investment in the security. This risk exists through the use of certain securities or techniques that tend to magnify changes in an index or market.

    FOREIGN COUNTRY AND CURRENCY RISKS The risk that prices of a Fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. Dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.


    The World Bank and other international agencies consider a country to be an "emerging market" country on the basis of such factors as trade initiatives, per capita income and level of industrialization. Emerging market countries generally include every nation in the world except the U.S., Canada, Japan, Australia, New Zealand and most nations located in Western Europe.


    GEOGRAPHIC CONCENTRATION RISK The risk that if a Fund has most of its investments in a single country or region, its portfolio will be more susceptible to factors adversely affecting issuers located in that country or region than would a more geographically diverse portfolio of securities.

    HIGH YIELD RISK The risk that the issuer of bonds with ratings of BB (S&P) or Ba (Moody's) or below will default or otherwise be unable to honor a financial obligation. These securities are considered to be of poor standing and are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure. Bonds in this category may also be called "high yield bonds" or "junk bonds".

    NON-PUBLIC SECURITIES RISK The risk that there may be a less liquid market for unlisted securities than for publicly traded securities. A Fund, therefore, may not be able to resell its investments. In addition, less disclosure is required from non-public companies. Although unlisted securities may be resold in private transactions, the prices realized from the sale may be less than what the investing Fund considers the fair value of the securities.


    PREPAYMENT RISK The risk that issuers will prepay fixed rate obligations when interest rates fall, forcing the Fund to reinvest in obligations with lower interest rates than the original obligations.

                                  THE UBS FUNDS

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a) Articles of Incorporation.

         (1) Certificate of Trust of the Registrant dated August 9, 1993, as filed with the Office of the Secretary of State of the State of Delaware on August 13, 1993, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the U.S. Securities and Exchange Commission ("SEC") on September 15, 1998.

               (i) Amendment to Certificate of Trust dated February 15, 2002 changing the Trust's name to The UBS Funds, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (2) Agreement and Declaration of Trust (the "Declaration") dated August 19, 1993, as amended, of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (i)   Amendments to the Declaration:

                     (A) Amendment No. 1 to the Declaration, dated May 21, 2001 is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                     (B) Amendment No. 2 to the Declaration dated July 29, 2002 to change the principal place of business of the Trust, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

               (ii) Certificates of the Secretary/Assistant Secretary of the Registrant to the Declaration re: applicable resolutions pertaining to:

                     (A)  Meeting held August 9, 1993 designating initial eight
                          (8) Series of shares (from The Brinson Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (B) Meeting held November 8, 1993 creating Class B Shares and redesignating Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (C) Meeting held February 21, 1995 adding Class A and B shares to the Brinson Short-Term Global Income Fund and Brinson U.S. Cash Management Fund and adding Class C shares for all Series is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (D) Meeting held May 22, 1995 redesignating Class A shares to Brinson Class shares and Class C shares to SwissKey Class shares is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (E) Unanimous written consent of Trustees executed on July 27, 1995 changing the names of Series and redesignating the Brinson Class and SwissKey Class is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (F) Meeting held November 20, 1995 eliminating Brinson Short-Term Global Income Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (G) Meeting held August 26, 1996 eliminating U.S. Cash Management Fund and Non-U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (H) Meeting held May 19, 1997 redesignating Brinson Fund Class as Brinson Fund -- Class I and adding Brinson Fund -- Class N is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (I) Meeting held November 24, 1997 adding U.S. Large Capitalization Equity Fund and adding Brinson Fund -- Class I Shares, SwissKey Fund Class and Brinson Fund -- Class N Shares to such Series is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

                     (J) Meeting held August 24, 1998 approving redesignation of the SwissKey Class to the UBS Investment Funds Class is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 3, 1999.

                     (K) Meeting held August 24, 1998 approving redesignation of the Non-U.S. Equity Fund to the Global (ex-U.S.) Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 3, 1999.

                     (L) Meeting held August 24, 1998 establishing and designating the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Fund, High Yield Bond Fund, Emerging Markets Equity Fund and Emerging Markets Debt Fund and adding Brinson Fund - Class I Shares, UBS Investment Funds Class Shares and Brinson Fund - Class N Shares to such Series is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 3, 1999.

                     (M) Meeting held November 23, 1998 redesignating the High Yield Bond Fund to the High Yield Fund and U.S. Small Capitalization Fund as the U.S. Small Capitalization Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 3, 1999.

                     (N) Meeting held February 28, 2000 establishing and designating the Global Technology Fund, Global Biotech Fund, U.S. Small Cap Equity Fund, U.S. Value Equity Fund and U.S. Real Estate Equity Fund and adding Brinson Fund -- Class I Shares, UBS Investment Funds class of shares and Brinson Fund -- Class N Shares to such Series is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 2, 2000.

                     (O) Meeting held February 28, 2000 redesignating the U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth and U.S. Small Capitalization Growth Fund as the U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund and U.S. Small Cap Growth Fund, respectively, is incorporated herein by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N- 1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on May 2, 2000.

                     (P) Meeting held August 21, 2000 redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 7, 2000.

                     (Q) Form of Certificate for Meeting held May 21, 2001 redesignating the Global Fund as the Global Balanced Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                     (R) Form of Certificate for Meeting held May 21, 2001 creating Brinson Fund-Class A Shares, Brinson Fund-Class B Shares and Brinson Fund-Class C Shares of each Series is incorporated herein by reference to Post-Effective

                          Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                     (S) Form of Certificate for Meeting held May 21, 2001 redesignating the Brinson Fund-Class I Shares as the Brinson Fund-Class Y Shares of each Series is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                     (T) Form of Certificate for Meeting held May 21, 2001 abolishing the UBS Investment Funds Class and Brinson Fund - Class N Shares of each Series is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

                     (U) Unanimous written consent of Trustees executed June 20, 2002 changing the name of UBS Global Balanced Fund to UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

                     (V) Meeting held June 3, 2002 regarding the liquidation and dissolution of UBS Global Technology Fund and UBS Global Biotech Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     (b) By-Laws.

         (1) By-Laws of The UBS Funds (f/k/a The Brinson Funds) dated August 9, 1993, are incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 1996.

               (i) Amendment to the By-Laws dated April 25, 2002 is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287
                     and 811-6637) as filed electronically with the SEC on July 19, 2002.

     (c) Instruments Defining Rights of Security Holders.

         (1) Form of Specimen Share Certificate of The UBS Funds is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

         (2) The rights of security holders of the Registrant are further defined in the following sections of the Registrant's By-Laws and Declaration and are herein incorporated by reference to such documents as applicable:

               (i)   By-Laws.

                     Article II - "Voting," Section 7 and Section 10.

               (ii)  Declaration.

                     Article III - "Shares" and Article IV - "Shareholders' Voting Powers and Meetings."

     (d) Investment Advisory Contracts.

         (1) Investment Advisory Agreement dated July 1, 2002 between UBS Global Asset Management (Americas) Inc. (the "Advisor") and the Registrant on behalf of the UBS Global Allocation Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (2) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS Global Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (3) Investment Advisory Agreement dated April 25, 1995 between the Advisor and the Registrant on behalf of the UBS International Equity Fund (f/k/a Global (Ex-U.S.) Equity Fund and Brinson Non-U.S. Equity Fund) is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

               (i) Certificate of the Secretary and resolutions redesignating the Global (Ex-U.S.) Equity Fund as the International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on December 7, 2000.

         (4) Investment Advisory Agreement dated July 1, 2002, as amended and restated on July 1, 2003, between the Advisor and the Registrant on behalf of the UBS Global Equity Fund is electronically filed herewith as Exhibit No. EX-99.d.4.

         (5) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (6) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Allocation Fund (f/k/a UBS U.S. Balanced Fund) is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (7) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (8) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (9) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (10) Investment Advisory Agreement dated July 1, 2002 between the Advisor and the Registrant on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

         (11) Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

               (i) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (12) Investment Advisory Agreement dated December 10, 1998 between the Advisor and the Registrant on behalf of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March l, 1999.

               (i) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS Emerging Markets Debt Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (13) Investment Advisory Agreement dated May 23, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (i) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Small Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (14) Investment Advisory Agreement dated July l, 2002 between the Advisor and the Registrant on behalf of the UBS U.S. Value Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC September 30, 2002.

         (15) Investment Advisory Agreement dated December 7, 2000 between the Advisor and the Registrant on behalf of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

               (i) Form of Certificate of the Secretary and resolutions restating the Investment Advisory Agreement of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (16) Sub-Advisory Agreement dated December 7, 2000 between the Advisor and UBS Global Asset Management (New York), Inc. on behalf of the UBS U.S. Large Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (17) Sub-Advisory Agreement dated December 7, 2000 between the Advisor and UBS Global Asset Management (New York), Inc. on behalf of the UBS U.S. Small Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (18) Sub-Advisory Agreement dated December 7, 2000 between the Advisor and UBS Global Asset Management (New York), Inc. on behalf of the UBS High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

         (19) Sub-Advisory Agreement dated December 7, 2000 between the Advisor and UBS Global Asset Management (New York), Inc. on behalf of the UBS U.S. Real Estate Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 31, 2001.

     (e) Underwriting Contracts.

         (1) Principal Underwriting Contract, dated November 5, 2001, between UBS Global Asset Management (US) Inc. (f/k/a Brinson Advisors, Inc.) and the Registrant is incorporated herein by reference to Post-Effective

               Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

     (f) Bonus or Profit Sharing Contracts.

         Not Applicable.

     (g) Custodian Agreements.

         (1) Custodial arrangements are provided under the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company and succeeded by JPMorgan Chase Bank (f/k/a The Chase Manhattan Bank), and the Registrant on behalf of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on March 1, 1999.

               (i) Amendment dated May 9, 2000 relating to Fee Obligation and Continuation of the Registrant's Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (ii) Amended Attachment A, as amended through August 19, 2003, to the Registrant's Multiple Services Agreement is electronically filed herewith as Exhibit No. EX-99.g.1.ii.

               (iii) Revised Schedule B3, as approved through August 19, 2003 to the Registrant's Multiple Services Agreement is electronically filed herewith as Exhibit No. EX-99.g.1.iii.

               (iv) Amended Schedule B1 and Schedule F, as amended through April 28, 2000, to the Registrant's Multiple Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on August 29, 2000.

               (v) Amendment, dated May 21, 2001 relating to the Appointment of Brinson Advisors, Inc. to serve as administrator to the Trust is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     (h) Other Material Contracts.

         (1) Administration Contract, dated May 21, 2001, as revised June 3, 2002, between UBS Global Asset Management (US) Inc. (f/k/a Brinson Advisors Inc.) and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

         (2) Transfer Agency and Related Services Agreement, dated August 20, 2001, between PFPC Inc. and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

               (i) Amendment to Exhibit B to the Transfer Agency and Related Services Agreement, approved August 19, 2003, between PFPC Inc. and the Registrant is electronically filed herewith as Exhibit No. EX-99.h.2.i.

     (i) Legal Opinion.

         (1) Legal Opinion of Stradley, Ronon, Stevens & Young, LLP, is incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (Nos. 3347287 and 811-6637) as filed electronically with the SEC on September 30, 2002.

     (j) Other Opinions.

         (1) Consent of Ernst & Young LLP, Independent Auditors for the Registrant, is electronically filed herewith as Exhibit No. EX-99.j.1.

         (2) Powers of Attorney appointing Amy R. Doberman, David M. Goldenberg, Bruce G. Leto, Mark A. Sheehan and Jana L. Cresswell as attorneys-in-fact and agents to Brian M. Storms, Frank K. Reilly, Walter E. Auch, Edward M. Roob, Joseph Varnas and Paul H. Schubert are electronically filed herewith as Exhibit No. EX-99.j.2.

     (k) Omitted Financial Statements.

         Not Applicable.

     (l) Initial Capital Agreements.

         (1) Letter of Understanding Relating to Initial Capital, dated July 1, 1992, is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on September 15, 1998.

     (m) Rule 12b-1 Plan.

         (1) Shareholder Services Plan dated October 29, 2001, as revised April 8, 2002, relating to Class A shares (f/k/a Brinson Fund Class A shares) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

         (2) Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating to the Class B shares (f/k/a/ Brinson Fund Class B shares) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

         (3) Rule 12b-1 Plan dated October 29, 2001, as revised April 8, 2002, relating to the Class C shares (f/k/a Brinson Fund Class C shares) of each series of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (Nos. 33-47287 and 811-6637) as filed electronically with the SEC on July 19, 2002.

     (n) Rule 18f-3 Plan.

         (1) Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, effective as of September 30, 2003, on behalf of each series of the Registrant is electronically filed herewith as Exhibit No. EX-99.n.1.

     (p) Codes of Ethics.

         (1) Joint Code of Ethics of Registrant, the investment adviser, the sub-adviser and the principal underwriter of the Registrant, is electronically filed herewith as Exhibit No. EX-99.p.1.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.


ITEM 25. INDEMNIFICATION

Under the terms of the Delaware Statutory Trust Act ("DSTA") and the Registrant's Agreement and Declaration of Trust, as amended, ("Declaration of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Indemnification of the Trustees and officers of the Registrant is provided for in Article VII, Sections 2 through 4 of the Registrant's Declaration of Trust dated August 9, 1993, as amended, as follows:

     Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the Bylaws, the Trust out of its assets may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

     Section 3. Trustee's Good Faith Action, Expert Advice, No Bond or Surety. The exercise by the Trustees of their powers hereunder shall be binding upon everyone interested in or dealing with the Trust. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice. The Trustees shall not be required to give any bond as such, nor any surety if a bond is required.

     Section 4. Insurance. The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses, reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify him or her against such liability under the provisions of this Article.

Indemnification of Registrant's advisors, custodian, transfer agent, accounting services provider, administrator and distributor against certain stated liabilities is provided for in the following documents:

     (a) Each Series' investment advisory agreement between the Registrant, on behalf of the series, and UBS Global Asset Management (Americas) Inc., all of which are incorporated herein by reference, as follows:

         (1) Section 6 of the Investment Advisory Agreement on behalf of the UBS International Equity Fund, dated April 25, 1995, as amended;

         (2) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Bond Fund, dated July 1, 2002;

         (3) Section 7 of the Investment Advisory Agreement on behalf of the UBS High Yield Fund, dated July 1, 2002;

         (4) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Allocation Fund, dated July 1, 2002;

         (5) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Equity Fund, dated July 1, 2002;

         (6) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Value Equity Fund, dated July 1, 2002;

         (7) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Large Cap Growth Fund, dated July 1, 2002;

         (8) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Equity Fund, dated May 23, 2000, as amended;

         (9) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated July 1, 2002;

         (10) Section 7 of the Investment Advisory Agreement on behalf of the UBS U.S. Real Estate Equity Fund, dated December 7, 2000, as amended;

         (11) Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Allocation Fund, dated July 1, 2002;

         (12) Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Bond Fund, dated July 1, 2002;

         (13) Section 7 of the Investment Advisory Agreement on behalf of the UBS Global Equity Fund, dated July 1, 2002, as amended and restated July 1, 2003;

         (14) Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Debt Fund, dated December 10, 1998, as amended; and

         (15) Section 6 of the Investment Advisory Agreement on behalf of the UBS Emerging Markets Equity Fund, dated December 10, 1998, as amended.

     (b) Certain Series' sub-advisory agreement between UBS Global Asset Management (Americas) Inc., on behalf of certain series of the Registrant, and UBS Global Asset Management (New York) Inc., all of which are incorporated herein by reference, as follows:

         (1) Section 6 of the Sub-Advisory Agreement on behalf of the UBS U.S. Real Estate Equity Fund, dated December 7, 2000;

         (2) Section 6 of the Sub-Advisory Agreement on behalf of the UBS U.S. Large Cap Growth Fund, dated December 7, 2000;

         (3) Section 6 of the Sub-Advisory Agreement on behalf of the UBS U.S. Small Cap Growth Fund, dated December 7, 2000; and

         (4) Section 6 of the Sub-Advisory Agreement on behalf of the UBS High Yield Fund, dated December 7, 2000.

     (c) Sections I.8(a), I.8(c)(iii), I.10, II.A.2, II.B.5, II.C.6, III.1.,
         III.2.(b) through III.2.(e), III.4.(e) and III.9.(b) of the Multiple Services Agreement dated May 9, 1997, as amended, between Morgan Stanley Trust Company, as succeeded by JPMorgan Chase Bank (formerly known as The Chase Manhattan Bank) and the Registrant, on behalf of its series, which is incorporated herein by reference.

     (d) Section 9(a) of the Principal Underwriting Contract between UBS Global Asset Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the Registrant on behalf of each series dated November 5, 2001, which is incorporated herein by reference.

     (e) Section 12 of the Transfer Agency and Related Services Agreement between PFPC Inc. and the Registrant on behalf of each series dated August 20, 2001, which is incorporated herein by reference.

     (f) Sections 8 and 9 of the Administration Contract between UBS Global Asset Management (US) Inc. (formerly known as Brinson Advisors, Inc.) and the Registrant on behalf of each series dated May 21, 2001, as revised on June 3, 2002, which is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

UBS Global Asset Management (Americas) Inc. provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of June 30, 2003 had approximately $36.6 billion in assets under management. It presently provides investment advisory services to three other investment companies.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant's investment advisor and each officer of the Registrant's investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see UBS Global Asset Management (Americas) Inc.'s Form ADV (File #801-34910) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

UBS Global Asset Management (New York) Inc. presently provides investment sub-advisory services to some of the series of the Registrant. For information as to any other business, profession, vocation or employment of a substantial nature in which the series' investment sub-advisor, UBS Global Asset Management (New York) Inc., and each director or officer of the series' investment sub-advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, see UBS Global Asset Management (New York) Inc.'s Form ADV (File #801-8957) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a) UBS Global Asset Management (US) Inc. serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following other investment companies:

         UBS Financial Sector Fund Inc.
         UBS Index Trust
         UBS Investment Trust
         UBS Master Series, Inc.
         UBS Money Series
         UBS Securities Trust
         UBS Series Trust
         Global High Income Dollar Fund Inc.
         Insured Municipal Income Fund Inc.
         Investment Grade Municipal Income Fund Inc.
         Liquid Institutional Reserves
         Managed High Yield Plus Fund Inc.
         UBS Pace Select Advisors Trust
         Strategic Global Income Fund, Inc.
         The UBS Funds
         UBS Cashfund Inc.
         UBS Managed Municipal Trust

         UBS Municipal Money Market Series
         UBS RMA Money Fund Inc.
         UBS RMA Tax-Free Fund Inc.
         Fresco Index Fund Shares

(b) UBS Global Asset Management (US) Inc. is the Registrant's principal underwriter. The directors and officers of UBS Global Asset Management (US) Inc., their principal business addresses and their positions and offices with UBS Global Asset Management (US) Inc. are identified in its Form ADV filed with the SEC (registration number 801-13219) and such information is incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global Asset Management
     (US) Inc. who also serve as directors or officers of the Registrant.

                                     POSITIONS AND OFFICES        POSITIONS AND OFFICES
  NAME AND BUSINESS ADDRESS*            WITH UNDERWRITER           WITH THE REGISTRANT
 ----------------------------    ------------------------------   ---------------------
Brian M. Storms                     Chief Executive Officer,             Trustee
                                     Director and President

Paul H. Schubert                 Executive Director and Head of         Treasurer
                                    the Mutual Fund Finance
                                           Department

David M. Goldenberg              Executive Director and Deputy      Vice President and
                                        General Counsel                 Secretary

Amy R. Doberman                  Managing Director and General      Vice President and
                                            Counsel                Assistant Secretary

Joseph Varnas                       Managing Director, Chief            President
                                 Technology Officer and Head of
                                    Product, Technology and
                                           Operations

W. Douglas Beck                        Executive Director             Vice President

Rita Rubin                       Director and Associate General    Assistant Secretary
                                            Counsel

Joseph T. Malone                 Director and Senior Manager of    Assistant Treasurer
                                    the Mutual Fund Finance
                                           Department

          (c)    Not Applicable.

* The business address for all of the following persons, unless otherwise indicated, is 51 West 52nd Street, New York, New York 10019-6114.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by JPMorgan Chase Bank ("JPMorgan Chase"), 270 Park Avenue, New York, New York 10017 with the exception of those maintained by the Registrant's investment advisor, UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL, 60606 and sub-advisor, UBS Global Asset Management (New York) Inc., 51 West 52nd Street New York, New York 10019-6114.

JPMorgan Chase provides general sub-administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.

ITEM 29. MANAGEMENT SERVICES

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused Post-Effective Amendment No. 40/41 to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on the 28th day of October, 2003.

                                      THE UBS FUNDS


                                      By: /s/ Joseph Varnas
                                         -----------------------
                                         Joseph Varnas*
                                         President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                            TITLE                  DATE
          ---------                            -----                  ----
/s/ Joseph Varnas                      President                  October 28, 2003
---------------------------
Joseph Varnas*

/s/ Brian M. Storms                    Trustee                    October 28, 2003
---------------------------
Brian M. Storms*

/s/ Frank K. Reilly                    Chairman and               October 28, 2003
---------------------------            Trustee
Frank K. Reilly*

/s/ Paul H. Schubert                   Principal Accounting       October 28, 2003
---------------------------            Officer and Treasurer
Paul H. Schubert*

/s/ Walter E. Auch                     Trustee                    October 28, 2003
---------------------------
Walter E. Auch*

/s/ Edward M. Roob                     Trustee                    October 28, 2003
---------------------------
Edward M. Roob*


     * By: /s/ David M. Goldenberg
           --------------------------------------
           David M. Goldenberg, Attorney-in-Fact
           (Pursuant to Power of Attorney, filed herewith)

                                 EXHIBITS INDEX

                           EXHIBITS                                EXHIBIT NO.
Investment Advisory Agreement between the Registrant and UBS
Global Asset Management (Americas) Inc., on behalf of UBS
Global Equity Fund, dated July 1, 2002, as amended and restated
on July 1, 2003                                                   EX-99.d.4

Amended Attachment A to Multiple Services Agreement               EX-99.g.1.ii

Revised Schedule B3 to Multiple Services Agreement                EX-99.g.1.iii

Amendment to Exhibit B to the Transfer Agency and Related
Services Agreement between the Registrant and PFPC Inc.           EX-99.h.2.i

Consent of Ernst & Young LLP, Independent Auditors for the
Registrant                                                        EX-99.j.1

Powers of Attorney                                                EX-99.j.2

Amended and Restated Multiple Class Plan effective
September 30, 2003                                                EX-99.n.1

Joint Code of Ethics                                              EX-99.p.1